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2002 Annual Report
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                                              Janus Flexible Income Fund

                                              Janus High-Yield Fund

                                              Janus Federal Tax-Exempt Fund

JANUS INCOME FUNDS                            Janus Short-Term Bond Fund

                                              Janus Money Market Fund

                                              Janus Government Money Market Fund

                                              Janus Tax-Exempt Money Market Fund


                                                               [LOGO] JANUS

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TABLE OF CONTENTS

     Market Overview - Fixed Income .................................     1

     Portfolio Managers' Commentaries and Schedules of Investments

          Janus Flexible Income Fund ................................     2

          Janus High-Yield Fund .....................................     8

          Janus Federal Tax-Exempt Fund .............................    15

          Janus Short-Term Bond Fund ................................    20

          Janus Money Market Fund ...................................    24

          Janus Government Money Market Fund ........................    29

          Janus Tax-Exempt Money Market Fund ........................    31

     Statements of Assets and Liabilities - Bond Funds ..............    34

     Statements of Operations - Bond Funds ..........................    35

     Statements of Changes in Net Assets - Bond Funds ...............    36

     Financial Highlights - Bond Funds ..............................    37

     Statements of Assets and Liabilities -
          Money Market Funds ........................................    39

     Statements of Operations - Money Market Funds ..................    40

     Statements of Changes in Net Assets -
          Money Market Funds ........................................    41

     Financial Highlights - Money Market Funds ......................    42

     Notes to Schedules of Investments ..............................    47

     Notes to Financial Statements ..................................    48

     Report of Independent Accountants ..............................    53

     Explanations of Charts, Tables and Financial Statements ........    54

     Trustees and Officers ..........................................    56

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MARKET OVERVIEW - FIXED INCOME

It's an old investment cliche that what's bad for equities is often good for bonds. That was certainly the case this year as the sell-off in stocks entered its third year amid lackluster economic growth, rising geopolitical tensions and a wave of corporate and accounting scandals that has yet to work itself completely through the system. True to form, the bond market responded to this uncertainty by moving in the opposite direction from stocks as retail investors and institutions alike recalibrated their asset allocations in favor of fixed-income investments.

In fact, as 2002 draws to a close, it appears likely that bonds will outperform stocks for the third year in a row - the first time that's happened since the end of the World War II. One of the primary drivers of this phenomenon is that bonds as an asset class have gained new respect as investors of all types and levels of sophistication seek to find a happy medium between the enormous volatility of the stock market and the paltry yields provided by money market investments.

But while it may be tempting to assume that the bond market's rising tide lifted all boats equally, the distribution of gains was far from uniform. The dramatic collapse of energy trader Enron, which fell from an investment-grade credit to default in a startling five weeks last November, severely reduced the market's tolerance for risk. That, together with the high-profile failures of companies such as Qwest, WorldCom and Adelphia Communications, also forced the major ratings agencies to re-examine how they analyze credit risk. By mid-summer, as much as $80 billion in so-called "fallen angel" paper - bonds that had once been rated investment grade but have since been lowered to junk - littered the market. Perhaps even more striking is the fact that by June, very few U.S.-based borrowers were able to hold on to their coveted AAA ratings amid a storm of downgrades.

These trends, as well as the renewed economic pessimism that became apparent during the last half of the year, created a discernable flight to quality that favored Treasury, Agency and high-grade corporate bonds above all else. The net result was a market that, while generally positive, included both pockets of enormous strength and more than a few pitfalls.

Janus' issue-by-issue bond research strategy proved itself particularly valuable in this market, where a single misstep could have caused even the most conservative portfolio to record sharp losses. We are pleased to report that five of the seven Janus fixed-income funds tracked by Lipper Analytical Services for the 12-month period ended October 31, 2002, were ranked in the top quartile of their peer groups, including a number one ranking for Janus Flexible Income Fund and a number 28 ranking for Janus High-Yield Fund, our two most widely held fixed-income offerings.

While we are proud of these results, they are yesterday's. To deliver consistent results over the long term, we constantly evolve and refine our research process, a strategy we continued this period by increasing our interaction with the Janus equity team and upgrading the tools and processes we use to make each individual investment decision. We have also maintained - even intensified - our commitment to research by dedicating even more resources to the fixed-income side of Janus in the last 12 months, a decision we believe will allow us to continue to deliver results in coming periods.

In the letters that follow, your portfolio managers will provide you with their perspective on last year's results and update you on what they believe lies ahead for the coming year.

Thank you for your continued investment with Janus.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                         Janus Income Funds  October 31, 2002  1
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JANUS FLEXIBLE INCOME FUND                     Ronald Speaker, portfolio manager

Janus Flexible Income Fund returned 5.63% for the 12 months ended October 31, 2002, outperforming its benchmark, the Lehman Brothers Government/Credit Index, which gained 5.49%.(1) This performance earned the Fund a top-decile ranking for the one-year ended October 31, 2002, placing it 1st out of 38 general bond funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

Financial markets remained volatile in 2002 as optimism gave way to a more tepid outlook for economic growth and company earnings. In this environment, the bond market provided relative safety and stability to investors concerned over a volatile stock market, widening corporate accounting scandals, the ongoing threat of terrorism, and a potential war in the Persian Gulf. Indeed, this challenging period has created golden opportunities for bond investors. Falling interest rates have allowed companies to refinance their debt and reduce their borrowing costs. As a result, we have seen steady improvement in the financial health of many promising companies that are beginning to attract the attention of investors, ratings agencies and corporate suitors.

Our ability to capitalize on this climate has been aided by our flexible approach, which enabled us to balance higher-quality investments in Treasury bonds and investment-grade issues with carefully selected opportunities in the high-yield market.

Among the Fund's most significant positive contributors were our government-related issues, which benefited from lower interest rates and investors' flight to quality. These included mid- and long-term Treasury notes, as well as our investments in Federal National Mortgage Association, or Fannie Mae, the government-backed mortgage dealer.

Given the uncertain economic outlook, we focused our corporate bond exposure on companies with stable, U.S.-based cash flows that are relatively insulated from cyclical pressures. Standouts included Dial Corp. and Golden State Holdings, Inc. Consumer products manufacturer Dial continued to report solid earnings growth and guidance, supported by market share gains and its ongoing investment in core brands such as Dial soap, Purex laundry detergent and Renuzit air freshener. Bank holding company Golden State, meanwhile, was bolstered by its scheduled acquisition by financial services powerhouse Citigroup, Inc., a higher-grade credit. The deal is now clearing its final regulatory hurdles, and the bond is already benefiting from investors' confidence in Citigroup's solid credit quality.

We have been encouraged to see many of our issuers use the low interest rate environment to pay down debt and streamline their balance sheets. One example is Cox Communications, Inc., a relatively new position in the Fund. The nation's fifth-largest cable provider, Cox is completing its network upgrades ahead of schedule and now expects to be cash-flow positive by year-end. The bond was one of our strongest performers during the period.

Not all of our holdings worked in our favor. Among our disappointments was our BBB-rated investment in General Motors Acceptance Corporation (GMAC), GM's financing arm. GMAC was shadowed by concerns over weakening vehicle sales and the long-term financial impact of its aggressive purchasing incentives, which may erode profit margins and siphon demand from the future. Despite these pressures, these bonds are backed by a solid balance sheet that continues to win our confidence.

Also detracting from our results was sluggish performance by AOL Time Warner, Inc., which suffered from slowing membership growth and advertising revenues in its online services division. Nonetheless, the company offers a valuable and diverse array of content, including its unmatchable music library and lucrative movie franchises such as "Harry Potter" and "The Lord of the Rings."

We were less upbeat on prospects for HealthSouth Corp., an operator of out-patient rehabilitation centers. This summer, the company became the target of a Securities and Exchange Commission probe, and its management recently acknowledged that changing Medicare reimbursement policies might curtail its near-term financial performance. Given these pressures, we chose to liquidate our position and redeployed assets to other more attractive opportunities.

As we look ahead, we caution that any economic recovery is likely to be lackluster and that the threatened war with Iraq remains a risk for both consumer spending and financial market performance. On a positive note, interest rates will likely be range-bound as a result of current low levels of inflation. In turn, many companies are adopting financial disciplines to help them weather a more challenging environment. As we monitor these crosscurrents, we will maintain our flexible approach, continuing to look for opportunities to invest in companies that are improving their balance sheets and positioning themselves for an improving economic environment.

Thank you for your continued investment in Janus Flexible Income Fund.

(1) Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of October 31, 2002, Lipper ranked Janus Flexible Income Fund 12 out of 31, 4 out of 21 and 1 out of 6 general bond funds for the 3-, 5-, and 10-year periods, respectively.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

2  Janus Income Funds  October 31, 2002
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Portfolio Asset Mix
(% of Net Assets)                          October 31, 2002     October 31, 2001
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Corporate Bonds
  Investment Grade                                    48.2%                51.6%
  High-Yield/High-Risk                                 6.9%                12.5%
U.S. Government Obligations                           35.0%                30.8%
Foreign Dollar/
  Non-Dollar Bonds                                     3.0%                 1.7%
Preferred Stock                                        0.6%                 0.7%
Cash and Cash Equivalents                              6.3%                 2.7%

Fund Profile
                                           October 31, 2002     October 31, 2001
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Weighted Average Maturity                          7.4 Yrs.             8.0 Yrs.
Average Modified Duration**                        5.1 Yrs.             5.7 Yrs.
30-Day Current Yield***                               3.79%                5.20%
Weighted Average Fixed Income
  Credit Rating                                           A                    A

 **A theoretical measure of price volatility.
***Yield will fluctuate.

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Average Annual Total Return - for the periods ended October 31, 2002

                              One Year    Five Year    Ten Year    Since 7/7/87*
Janus Flexible Income Fund     5.63%        6.18%       8.16%          8.34%
Lehman Brothers Government/
  Credit Index                 5.49%        7.38%       7.50%          8.44%

Janus Flexible
Income Fund
$34,184

Lehman Brothers
Government/
Credit Index
$34,637
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Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Flexible Income Fund and the Lehman Brothers Government/Credit Index. Janus Flexible Income Fund is represented by a shaded area of blue. The Lehman Brothers Government/Credit Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, July 7, 1987, through October 31, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Flexible Income Fund ($34,184) as compared to the Lehman Brothers Government/ Credit Index ($34,637).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

The Adviser has agreed to waive a portion of the Fund's expenses if they exceed the designated cap. If during the periods shown the Fund's actual expenses exceeded the cap, its yield and total return would have been lower. There were no waivers in effect for the most recent period presented.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Corporate Bonds - 57.1%
Aerospace and Defense - 0.7%
$ 10,110,000    Raytheon Co., 6.50%
                  notes, due 7/15/05 ........................     $   10,640,411

Beverages - Non-Alcoholic - 1.0%
                Coca-Cola Enterprises, Inc.:
  10,750,000      4.375%, notes, due 9/15/09 ................         10,783,411
   4,500,000      6.125%, notes, due 8/15/11 ................          4,946,305

                                                                      15,729,716

Brewery - 1.3%
$  3,500,000    Anheuser-Busch Companies, Inc., 5.95%
                  debentures, due 1/15/33 ...................     $    3,544,677
  16,000,000    Coors Brewing Co., 6.375%
                  company guaranteed notes, due 5/15/12 .....         17,702,224

                                                                      21,246,901

Broadcast Services and Programming - 0.1%
   1,350,000    Clear Channel Communications, Inc., 6.00%
                  notes, due 11/1/06 ........................          1,389,271

See Notes to Schedules of Investments and Financial Statements.

                                         Janus Income Funds  October 31, 2002  3
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JANUS FLEXIBLE INCOME FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Cable Television - 2.7%
                British Sky Broadcasting Group PLC:
$  5,000,000      7.30%, company guaranteed notes
                  due 10/15/06 ..............................     $    5,050,000
  10,000,000      6.875%, company guaranteed notes
                  due 2/23/09 ...............................          9,875,000

  10,000,000    Comcast Cable Communications, Inc.
                  6.375%, notes, due 1/30/06 ................          9,825,000
                Cox Communications, Inc.:
   7,700,000      6.875%, notes, due 6/15/05 ................          7,883,422
   1,000,000      7.125%, notes, due 10/1/12 ................          1,033,187
   3,500,000    Mediacom Broadband LLC, 11.00%
                  company guaranteed notes, due 7/15/13 .....          3,027,500
                TCI Communications, Inc.:
   3,750,000      6.375%, senior notes, due 5/1/03 ..........          3,734,737
   2,750,000      7.875%, notes, due 8/1/13 .................          2,792,245

                                                                      43,221,091

Casino Hotels - 0.2%
   2,500,000    Wynn Las Vegas LLC/Wynn Las Vegas
                  Capital Corp., 12.00%
                  mortgage notes, due 11/1/10 ...............          2,350,000

Chemicals - Diversified - 0.7%
  10,500,000    ChevronTexaco Capital Co., 3.50%
                  company guaranteed notes, due 9/17/07 .....         10,621,632

Commercial Banks - 0.3%
   5,000,000    Hudson United Bancorp, Inc., 8.20%
                  subordinated debentures, due 9/15/06 ......          5,475,540

Commercial Services - 1.3%
  20,000,000    PHH Corp., 8.125%
                  notes, due 2/3/03 .........................         20,000,000

Computers - 0.9%
   8,500,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................          8,478,750
   5,250,000    IBM Corp., 4.25%
                  notes, due 9/15/09 ........................          5,209,276

                                                                      13,688,026

Containers - Metal and Glass - 0.4%
   3,750,000    Owens-Brockway Glass Container, Inc.
                  8.875%, company guaranteed notes
                  due 2/15/09 ...............................          3,853,125
   2,250,000    Owens-Illinois, Inc., 7.85%
                  senior notes, due 5/15/04 .................          2,171,250

                                                                       6,024,375

Cosmetics and Toiletries - 0.9%
   5,500,000    Gillette Co., 4.125%
                  notes, due 8/30/07 ........................          5,700,205
   8,500,000    Procter & Gamble Co., 4.75%
                  notes, due 6/15/07 ........................          9,054,387

                                                                      14,754,592

Diversified Financial Services - 1.5%
                General Electric Capital Corp.:
$ 13,750,000      4.25%, notes, due 1/28/05 .................     $   14,229,999
   6,000,000      6.00%, notes, due 6/15/12 .................          6,373,644
   3,250,000    John Deere Capital Corp., 4.125%
                  notes, due 7/15/05 ........................          3,334,120

                                                                      23,937,763

Diversified Operations - 1.0%
                ARAMARK Services, Inc.:
   6,000,000      7.00%, company guaranteed notes
                  due 5/1/07 ................................          6,341,472
   2,750,000      6.375%, company guaranteed notes
                  due 2/15/08 ...............................          2,798,832
   4,000,000    Cendant Corp., 6.875%
                  notes, due 8/15/06 ........................          3,980,000
   4,000,000    Tyco International Group S.A., 6.375%
                  notes, due 10/15/11 .......................          3,400,000

                                                                      16,520,304

Electric - Integrated - 1.5%
   4,000,000    Amerenenergy Generating Co., 7.95%
                  notes, due 6/1/32 .........................          4,287,572
  10,250,000    Cinergy Corp., 6.25%
                  debentures, due 9/1/04 ....................         10,305,852
   9,000,000    Public Service Company of Colorado, 7.875%
                  notes, due 10/1/12+ .......................          9,318,726

                                                                      23,912,150

Finance - Auto Loans - 2.2%
  25,000,000    Ford Motor Credit Co., 5.75%
                  senior notes, due 2/23/04 .................         24,641,725
                General Motors Acceptance Corp.:
   4,610,000      5.36%, notes, due 7/27/04 .................          4,600,379
   2,750,000      6.125%, notes, due 8/28/07 ................          2,641,851
   2,500,000      6.875%, notes, due 8/28/12 ................          2,262,522

                                                                      34,146,477

Finance - Consumer Loans - 0.7%
                SLM Corp.:
   5,500,000      5.125%, notes, due 8/27/12 ................          5,582,489
   5,000,000      5.05%, notes, due 11/14/14 ................          4,984,788

                                                                      10,567,277

Finance - Other Services - 0.8%
   9,000,000    National Rural Utilities, 5.75%
                  notes, due 8/28/09 ........................          9,246,726
   4,250,000    Pemex Master Trust, 8.625%
                  notes, due 2/1/22+ ........................          4,196,875

                                                                      13,443,601

Food - Canned - 0.1%
   1,250,000    Del Monte Corp., 9.25%
                  company guaranteed notes, due 5/15/11 .....          1,243,750

Food - Diversified - 1.3%
   1,050,000    General Mills, Inc., 6.00%
                  notes, due 2/15/12 ........................          1,124,678
                Kellogg Co.:
   6,625,000      6.00%, notes, due 4/1/06 ..................          7,210,213
   8,000,000      6.60%, notes, due 4/1/11 ..................          8,980,064
   2,500,000    Sara Lee Corp., 6.125%
                  debentures, due 11/1/32 ...................          2,550,237

                                                                      19,865,192

See Notes to Schedules of Investments and Financial Statements.

4  Janus Income Funds  October 31, 2002
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Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Food - Meat Products - 0.4%
$  6,250,000    Hormel Foods Corp., 6.625%
                  notes, due 6/1/11 .........................     $    6,992,350

Food - Retail - 3.7%
                Fred Meyer, Inc.:
  10,750,000      7.375%, company guaranteed notes
                  due 3/1/05 ................................         11,692,409
   8,500,000      7.45%, company guaranteed notes
                  due 3/1/08 ................................          9,565,908
     250,000    Kroger Co., 7.50%
                  company guaranteed notes, due 4/1/31 ......            268,550
   5,500,000    Marsh Supermarkets, Inc., 8.875%
                  company guaranteed notes, due 8/1/07 ......          4,977,500
                Safeway, Inc.:
  20,000,000      6.15%, notes, due 3/1/06 ..................         21,653,000
   5,250,000      6.50%, notes, due 3/1/11 ..................          5,718,179
   4,000,000    Winn-Dixie Stores, Inc., 8.875%
                  senior notes, due 4/1/08 ..................          4,000,000

                                                                      57,875,546

Food - Wholesale/Distribution - 0.1%
   1,750,000    Sysco International Co., 6.10%
                  notes, due 6/1/12+ ........................          1,949,894

Foreign Government - 0.4%
                United Mexican States:
   2,750,000      7.50%, notes, due 1/14/12 .................          2,866,875
   3,500,000      8.00%, notes, due 9/24/22 .................          3,412,500

                                                                       6,279,375

Gas - Distribution - 0.2%
   3,500,000    Southwest Gas Corp., 7.625%
                  notes, due 5/15/12 ........................          3,670,552

Insurance Brokers - 0.2%
   3,000,000    Marsh & McLennan Companies, Inc., 6.25%
                  notes, due 3/15/12 ........................          3,256,965

Leisure, Recreation and Gaming - 0.4%
   7,000,000    Hard Rock Hotel, Inc., 9.25%
                  senior subordinated notes, due 4/1/05 .....          6,912,500

Life and Health Insurance - 1.5%
  11,000,000    Delphi Financial Group, Inc., 8.00%
                  senior notes, due 10/1/03 .................         11,323,917
  11,890,000    Stancorp Financial Group, Inc., 6.875%
                  notes, due 10/1/12 ........................         11,817,091

                                                                      23,141,008

Linen Supply and Related Items - 0.2%
   2,750,000    Cintas Corp., 6.00%
                  notes, due 6/1/12+ ........................          2,981,000

Machine Tools and Related Products - 0.2%
   3,500,000    Kennametal, Inc., 7.20%
                  senior notes, due 6/15/12 .................          3,545,588

Medical - HMO - 2.2%
                UnitedHealth Group, Inc.:
$  8,350,000      7.50%, notes, due 11/15/05 ................     $    9,397,232
   7,500,000      5.20%, notes, due 1/17/07 .................          7,954,463
  16,750,000    Wellpoint Health Networks, Inc., 6.375%
                  notes, due 6/15/06 ........................         18,014,173

                                                                      35,365,868

Medical - Hospitals - 4.4%
                HCA, Inc.:
  15,000,000      6.91%, notes, due 6/15/05 .................         15,758,010
   3,000,000      7.00%, notes, due 7/1/07 ..................          3,182,328
   9,000,000      6.95%, notes, due 5/1/12 ..................          9,118,233
   4,000,000      6.30%, notes, due 10/1/12 .................          3,868,224
   5,000,000      8.36%, debentures, due 4/15/24 ............          5,128,275
                Tenet Healthcare Corp.:
  20,000,000      5.375%, notes, due 11/15/06 ...............         20,070,000
  12,000,000      6.375%, notes, due 12/1/11 ................         11,984,520

                                                                      69,109,590

Medical Labs and Testing Services - 1.9%
                Quest Diagnostics, Inc.:
  15,000,000      6.75%, company guaranteed notes
                  due 7/12/06 ...............................         16,357,905
  12,000,000      7.50%, company guaranteed notes
                  due 7/12/11 ...............................         13,506,024

                                                                      29,863,929

Multi-Line Insurance - 0.1%
   1,500,000    CIGNA Corp., 6.375%
                  notes, due 10/15/11 .......................          1,437,836

Multimedia - 3.5%
                AOL Time Warner, Inc.:
  10,000,000      5.625%, notes, due 5/1/05 .................          9,961,720
   6,250,000      7.25%, debentures, due 10/15/17 ...........          5,844,044
                Belo Corp.:
   4,000,000      7.125%, senior notes, due 6/1/07 ..........          4,259,404
   2,750,000      8.00%, senior unsubordinated notes
                  due 11/1/08 ...............................          3,033,297
   4,000,000    Corus Entertainment, Inc., 8.75%
                  senior subordinated notes, due 3/1/12 .....          4,130,000
  11,750,000    Gannett Company, Inc., 4.95%
                  notes, due 4/1/05 .........................         12,403,088
                News America Holdings:
   1,750,000      8.50%, senior notes, due 2/15/05 ..........          1,850,154
   6,000,000      6.625%, senior notes, due 1/9/08 ..........          6,155,526
                Viacom, Inc.:
   5,000,000      6.40%, company guaranteed notes
                  due 1/30/06 ...............................          5,420,525
   3,000,000      5.625%, company guaranteed notes
                  due 8/15/12 ...............................          3,115,227

                                                                      56,172,985

Networking Products - 0%
                Candescent Technologies Corp.:
   4,250,000      8.00%, convertible senior subordinated
                  debentures, due 5/1/03+,(omega),(delta) ...            361,250
   2,750,000      8.00%, convertible senior subordinated
                  debentures, due 5/1/03+,(omega),(pi) ......            233,750

                                                                         595,000

See Notes to Schedules of Investments and Financial Statements.

                                         Janus Income Funds  October 31, 2002  5
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JANUS FLEXIBLE INCOME FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Non-Hazardous Waste Disposal - 1.8%
$  7,750,000    Republic Services, Inc., 6.75%
                  notes, due 8/15/11 ........................     $    8,382,865
                Waste Management, Inc.:
  11,000,000      7.00%, senior notes, due 10/1/04 ..........         11,326,590
   8,000,000      7.375%, notes, due 8/1/10 .................          8,401,744

                                                                      28,111,199

Oil Companies - Exploration and Production - 0.2%
   2,500,000    Magnum Hunter Resources, Inc., 9.60%
                  senior notes, due 3/15/12 .................          2,625,000

Oil Companies - Integrated - 1.8%
                Conoco Funding Co.:
  12,000,000      5.45%, company guaranteed notes
                  due 10/15/06 ..............................         12,834,924
   8,000,000      6.35%, notes, due 10/15/11 ................          8,801,248
   6,500,000    Occidental Petroleum Corp., 5.875%
                  notes, due 1/15/07 ........................          6,965,459

                                                                      28,601,631

Paper and Related Products - 0.2%
   2,500,000    International Paper Co., 5.85%
                  notes, due 10/30/12+ ......................          2,564,578

Pipelines - 0.5%
   4,000,000    Kinder Morgan, Inc., 6.50%
                  bonds, due 9/1/12+ ........................          4,069,132
   4,500,000    TEPPCO Partners L.P., 7.625%
                  company guaranteed notes, due 2/15/12 .....          4,587,476

                                                                       8,656,608

Property and Casualty Insurance - 0.4%
   6,000,000    First American Capital Trust, 8.50%
                  company guaranteed notes, due 4/15/12 .....          6,339,720

Publishing - Periodicals - 0.2%
                Dex Media East LLC:
   1,250,000      9.875%, senior notes, due 11/15/09+ .......          1,287,500
   2,000,000      12.125%, senior subordinated notes
                  due 11/15/12+ .............................          2,060,000

                                                                       3,347,500

Real Estate Investment Trusts - Health Care - 0.8%
   5,000,000    Health Care Property Investors, Inc., 6.45%
                  notes, due 6/25/12 ........................          5,051,240
   8,000,000    Health Care REIT, Inc., 8.00%
                  notes, due 9/12/12 ........................          8,105,456

                                                                      13,156,696

Recreational Centers - 0.4%
   7,000,000    Bally Total Fitness Holding Corp., 9.875%
                  senior subordinated notes, due 10/15/07 ...          6,020,000

Retail - Auto Parts - 0.3%
   4,500,000    AutoZone, Inc., 5.875%
                  notes, due 10/15/12 .......................          4,586,445

Retail - Discount - 1.8%
  25,000,000    Wal-Mart Stores, Inc., 6.875%
                  senior notes, due 8/10/09 .................         28,982,175

Retail - Drug Store - 0.3%
$  4,500,000    CVS Corp., 3.875%
                  notes, due 11/1/07+ .......................     $    4,512,960

Retail - Restaurants - 1.2%
                McDonald's Corp.:
   4,000,000      5.375%, notes, due 4/30/07 ................          4,315,736
   5,500,000      3.875%, notes, due 8/15/07 ................          5,613,064
   8,000,000    Wendy's International, Inc., 6.20%
                  senior notes, due 6/15/14 .................          8,792,920
   1,000,000    Yum! Brands, Inc., 7.70%
                  notes, due 7/1/12 .........................          1,035,000

                                                                      19,756,720

Satellite Telecommunications - 0.3%
   5,250,000    EchoStar DBS Corp., 9.125%
                  senior notes, due 1/15/09 .................          5,184,375

Savings/Loan/Thrifts - 2.3%
                Golden State Holdings, Inc.:
  24,250,000      7.00%, senior notes, due 8/1/03 ...........         24,899,730
  11,000,000      7.125%, senior notes, due 8/1/05 ..........         11,918,005

                                                                      36,817,735

Soap and Cleaning Preparations - 1.5%
                Dial Corp.:
  12,250,000      7.00%, senior notes, due 8/15/06 ..........         13,358,123
   9,770,000      6.50%, senior notes, due 9/15/08 ..........         10,517,952

                                                                      23,876,075

Telecommunication Services - 3.1%
                Verizon Global Funding Corp.:
  12,600,000      5.75%, convertible notes, due 4/1/03 ......         12,663,000
  30,425,000      4.25%, convertible senior notes
                  due 9/15/05+ ..............................         31,642,000
   5,000,000      6.875%, notes, due 6/15/12 ................          5,333,675

                                                                      49,638,675

Telephone - Integrated - 0.4%
                Sprint Capital Corp.:
   5,000,000      5.875%, company guaranteed notes
                  due 5/1/04 ................................          4,697,050
   2,500,000      8.375%, notes, due 3/15/12 ................          2,103,915

                                                                       6,800,965

Theaters - 0.2%
   2,750,000    AMC Entertainment, Inc., 9.875%
                  senior subordinated notes, due 2/1/12 .....          2,440,625

Transportation - Railroad - 0.2%
   2,500,000    CSX Corp., 4.875%
                  notes, due 11/1/09 ........................          2,514,400

Veterinary Diagnostics - 0.2%
   2,250,000    Vicar Operating, Inc., 9.875%
                  company guaranteed notes, due 12/1/09 .....          2,407,500
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $876,901,964) ...................        904,869,637
--------------------------------------------------------------------------------
Foreign Bonds - 1.0%
Foreign Government - 1.0%
EUR 16,000,000  Deutschland Republic, 5.00%
                  bonds, due 7/4/12**
                  (cost $16,509,225) ........................         16,399,765

See Notes to Schedules of Investments and Financial Statements.

6  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Preferred Stock - 0.6%
Savings/Loan/Thrifts - 0.6%
     350,000    Chevy Chase Savings Bank, 13.00%
                  (cost $10,863,750) ........................     $    9,450,000
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
       5,000    Ono Finance PLC - expires 5/31/09
                  (acquisition date 10/13/99)*,+ ............                  0

Telephone - Integrated - 0%
       2,700    Versatel Telecom B.V. - expires 5/15/08* ....                  0

Web Hosting/Design - 0%
       4,190    Equinix, Inc. - expires 12/1/07* ............                  0
--------------------------------------------------------------------------------
Total Warrants (cost $0) ....................................                  0
--------------------------------------------------------------------------------
U.S. Government Obligations - 35.0%
U.S. Government Agencies - 18.5%
                Fannie Mae:
$100,165,000      3.875%, due 3/15/05 .......................        104,332,765
  11,630,000      4.375%, due 10/15/06 ......................         12,271,104
  16,750,000      5.00%, due 1/15/07 ........................         18,071,424
  18,042,000      5.25%, due 1/15/09 ........................         19,548,128
  45,350,000      6.25%, due 2/1/11 .........................         50,047,398
     665,000      6.00%, due 5/15/11 ........................            740,948
  52,575,000      6.625%, due 11/15/30 ......................         59,581,933
                Freddie Mac:
  17,050,000      5.25%, due 1/15/06 ........................         18,449,822
  10,000,000      5.875%, due 3/21/11 .......................         10,812,720

                                                                     293,856,242

U.S. Treasury Notes/Bonds - 16.5%
  11,720,000      3.50%, due 11/15/06 .......................         12,154,859
  35,675,000      4.375%, due 5/15/07 .......................         38,243,136
     195,000      3.25%, due 8/15/07 ........................            199,487
  21,830,000      4.75%, due 11/15/08 .......................         23,711,135
   3,897,000      6.00%, due 8/15/09 ........................          4,504,231
   4,680,730      3.375%, due 1/15/12# ......................          5,061,039
  14,290,000      4.875%, due 2/15/12 .......................         15,408,278
   9,044,100      3.00%, due 7/15/12# .......................          9,509,021
   8,940,000      4.375%, due 8/15/12 .......................          9,280,837
  29,365,000      7.25%, due 5/15/16 ........................         37,074,458
  30,325,000      7.25%, due 8/15/22 ........................         38,651,335
  36,510,000      6.25%, due 8/15/23 ........................         41,925,163
  10,050,000      6.25%, due 5/15/30 ........................         11,673,306
  12,800,000      5.375%, due 2/15/31** .....................         13,510,502

                                                                     260,906,787
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $529,709,134) .......        554,763,029
--------------------------------------------------------------------------------
Repurchase Agreement - 6.2%
$ 98,100,000    Salomon Smith Barney Holdings, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $98,105,246
                  collateralized by $151,649,831
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $2,313,747 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03-2/15/29; with respective
                  values of $97,394,582
                  and $2,667,422 (cost $98,100,000) .........     $   98,100,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,532,084,073) - 99.9% .......      1,583,582,431
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.1%          1,525,657
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $1,585,108,088
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
466 Contracts   U.S. Treasury - 10-year Note
                  expires December 2002, principal
                  amount $53,586,132, value $53,458,937
                  cumulative appreciation ...................     $      127,195
--------------------------------------------------------------------------------

Forward Currency Contracts, Open at October 31, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 3/28/03                     16,000,000      $   15,738,652    $    (75,239)
--------------------------------------------------------------------------------
Total                                            $   15,738,652    $    (75,239)

Summary of Investments by Country, October 31, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              0.2%         $    3,400,000
Canada                                               0.4%              6,079,894
Germany                                              1.0%             16,399,765
Mexico                                               0.4%              6,279,375
United Kingdom                                       1.0%             14,925,000
United States++                                     97.0%          1,536,498,397
--------------------------------------------------------------------------------
Total                                              100.0%         $1,583,582,431

++Includes Short-Term Securities (90.8% excluding Short-Term Securities)

See Notes to Schedules of Investments and Financial Statements.

                                         Janus Income Funds  October 31, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND                         Sandy Rufenacht, portfolio manager

Janus High-Yield Fund gained 1.97% for the 12 months ended October 31, 2002, outperforming its benchmark, the Lehman Brothers High-Yield Bond Index, which declined 5.49%.(1) This performance earned the Fund a top-decile ranking for the one-year ended October 31, 2002, placing it 28th out of 374 high current yield funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

While high-yield bonds were among the best-performing investments in the early part of 2002, returns subsequently weakened as concerns over lackluster corporate earnings, accounting scandals, terrorism warnings, and a threatened war with Iraq weighed on investor confidence. The economic outlook also held uncertainties, including sluggish manufacturing activity, slower job growth and softening consumer demand.

Given these pressures, we have avoided the lower-quality areas of the high-yield market, even as we have held a higher cash balance as a hedge against volatility throughout the period. Given the limited number of such opportunities offered by today's high-yield market, I believe the higher-than-normal cash position is, for the near-term, a prudent strategy in the best interest of my shareholders. Additionally, we continued to balance the stability and minimal downside risk of yield-to-call bonds against a handful of more aggressive holdings that may be candidates for credit upgrades or significant price appreciation.

Our focus remains on companies with stable, U.S.-based, consumer-driven earnings streams. These include casinos, which serve as a cornerstone of the Fund because of their strong cash flow generation, valuable asset coverage and relative insensitivity to economic cycles. Our longtime investment in Hard Rock Hotel and Casino was one of our top contributors over the period. This well-managed Las Vegas resort is a favorite with the young weekend crowd from Southern California. Its cash flow and earnings growth continue to top expectations, and we remain upbeat on its high-energy, progressive business format. Another standout was our stake in Las Vegas powerhouse MGM Mirage, Inc., owner of the Bellagio, MGM Grand and Mirage Resorts. MGM Mirage combines valuable physical assets with its proven track record of execution. Most recently, the company posted solid third-quarter profits that reflected its cost-cutting measures and improved room occupancy rates.

Also contributing to our performance was our exposure to the home building industry, which accounts for approximately 5.1% of the Fund's total assets. Our holdings in this sector benefited from the lower interest rate environment and continued solid levels of home buying.

Among the Fund's more stable issues, our BB-rated bonds in personal computer maker Apple Computer contributed positively to our results. While these notes mature in less than two years and consequently offer relatively little upside potential, they also carry minimal downside risk because I believe the value of Apple's cash and short-term investment accounts more than offsets the company's long-term debt burden. As a result, the bonds provide a respectable 6.50% coupon with virtually no volatility. This characterizes our approach, which is designed to balance the pursuit of upside opportunity against the insurance of the kind of asset protection and income stability our investors have come to expect.

Unfortunately, not all of our holdings worked in our favor. While we have traditionally looked to our cable bonds for robust cash flow and solid asset value, the industry recently fell prey to concerns about its high capital requirements. As a result, we suffered declines in several of our cable issues, including Mediacom. These worries also hampered several of our wireless communications holdings, such as Tritel PCS. Despite these challenges, we continue to find attractive opportunities in providers bolstered by solid asset values, strong subscriber growth and sustained demand for cable entertainment and the convenience of wireless phones.

Another disappointment was our investment in national theater chain AMC Entertainment, Inc., which suffered a disappointing third-quarter financial loss that reflected a lackluster line-up of fall movies. Nonetheless, times of national uncertainty generally support movies as a relatively affordable form of escape, and theaters are gearing up for a blockbuster holiday season that includes highly anticipated attractions such as the new "Harry Potter" and "Lord of the Rings" installments. Our confidence in AMC's management team and business potential led us to retain a position in the bond.

We were less sanguine on prospects for HealthSouth Corp., a provider of rehabilitation services, which was pressured by disappointing earnings and questions over its financial reporting procedures. We consequently chose to liquidate our holdings.

As we look ahead, we remain positive on the outlook for high-yield bonds, which have offered investors competitive returns with less volatility than the stock market. We have been encouraged to see many high-yield issuers use the current low-interest-rate climate to refinance their debt and bolster their balance sheets. As a result, this environment continues to offer opportunities to discriminating investors who can distinguish the diamonds from the rocks.

Thank you for your continued investment in Janus High-Yield Fund.

(1) Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of October 31, 2002, Lipper ranked Janus High-Yield Fund 7 out of 180 high current yield funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

8  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Net Assets)                          October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
Corporate Bonds
  Investment Grade                                    12.0%                 4.2%
  High-Yield/High-Risk                                72.3%                81.4%
Cash and Cash Equivalents                             15.7%                14.4%

Fund Profile
                                           October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          4.6 Yrs.             5.2 Yrs.
Average Modified Duration**                        3.2 Yrs.             3.8 Yrs.
30-Day Current Yield***                               6.70%                8.17%
Weighted Average Fixed Income
  Credit Rating                                           B                   BB

 **A theoretical measure of price volatility.
***Yields will fluctuate.

--------------------------------------------------------------------------------
Average Annual Total Return - for the periods ended October 31, 2002

                                    One Year      Five Year      Since 12/29/95*
Janus High-Yield Fund                 1.97%           3.11%           7.41%
Lehman Brothers High-Yield
  Bond Index                        (5.49)%         (0.73)%           2.56%

Janus High-Yield
Fund
$16,310

Lehman Brothers
High-Yield Bond
Index
$11,885
--------------------------------------------------------------------------------

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus High-Yield Fund and the Lehman Brothers High-Yield Bond Index. Janus High-Yield Fund is represented by a shaded area of blue. The Lehman Brothers High-Yield Bond Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 29, 1995, through October 31, 2002. The upper and lower right quadrants reflects the ending value of the hypothetical investment in Janus High-Yield Fund ($16,310) as compared to the Lehman Brothers High-Yield Bond Index ($11,885).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Due to recent market volatility, the Fund may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, noninvestment grade debt. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high-quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

The Adviser has agreed to waive a portion of the Fund's expenses if they exceed the designated cap. If during the periods shown the Fund's actual expenses exceeded the cap, its yield and total return would have been lower. There were no waivers in effect for the most recent period presented.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Corporate Bonds - 84.3%
Advertising Sales - 0.7%
$  4,000,000    Lamar Media Co., 9.625%
                  company guaranteed notes, due 12/1/06 .....     $    4,140,000

Agricultural Operations - 0.4%
   2,000,000    Hines Horticulture, Inc., 12.75%
                  senior subordinated notes, due 10/15/05(omega)       2,090,000

Automotive - Truck Parts and Equipment - 2.6%
$  2,000,000    Advance Stores Company, Inc., 10.25%
                  company guaranteed notes, due 4/15/08 .....     $    2,090,000
   4,000,000    Dana Corp., 6.25%
                  notes, due 3/1/04 .........................          3,830,000
   3,000,000    Delco Remy International, 8.625%
                  senior notes, due 12/15/07 ................          2,235,000
   2,000,000    Dura Operating Corp., 9.00%
                  company guaranteed notes, due 5/1/09 ......          1,740,000
   5,000,000    Lear Corp., 7.96%
                  company guaranteed notes, due 5/15/05 .....          5,175,000

                                                                      15,070,000

See Notes to Schedules of Investments and Financial Statements.

                                         Janus Income Funds  October 31, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Beverages - Wine and Spirits - 0.4%
$  2,000,000    Constellation Brands, Inc., 8.125%
                  senior subordinated notes, due 1/15/12 ....     $    2,085,000

Broadcast Services and Programming - 0.9%
   2,000,000    ABC Family Worldwide, Inc., 9.25%
                  senior notes, due 11/1/07 .................          2,092,500
   3,000,000    Gray Communication Systems, Inc., 9.25%
                  company guaranteed notes, due 12/15/11 ....          3,157,500

                                                                       5,250,000

Building - Maintenance and Service - 0.4%
   3,000,000    Unicco Service, Inc., 9.875%
                  company guaranteed notes, due 10/15/07 ....          2,250,000

Building - Residential and Commercial - 5.1%
   3,000,000    D.R. Horton, Inc., 8.50%
                  senior notes, due 4/15/12 .................          2,947,500
   5,000,000    K. Hovnanian Enterprises, Inc., 8.00%
                  senior notes, due 4/1/12 ..................          4,537,500
   2,000,000    KB Home, Inc., 9.50%
                  senior subordinated notes, due 2/15/11 ....          2,075,000
   3,000,000    MDC Holdings, Inc., 8.375%
                  senior notes, due 2/1/08 ..................          3,060,000
   2,000,000    Meritage Corp., 9.75%
                  senior notes, due 6/1/11 ..................          2,040,000
   2,000,000    Ryland Group, Inc., 9.125%
                  senior subordinated notes, due 6/15/11 ....          2,100,000
   2,000,000    Schuler Homes, Inc., 9.375%
                  notes, due 7/15/09 ........................          1,990,000
   4,000,000    Toll Corp., 8.25%
                  senior subordinated notes, due 2/1/11 .....          3,940,000
   7,000,000    WCI Communities, Inc., 10.625%
                  company guaranteed notes, due 2/15/11 .....          6,282,500

                                                                      28,972,500

Cable Television - 2.8%
   3,000,000    British Sky Broadcasting Group PLC, 7.30%
                  company guaranteed notes, due 10/15/06 ....          3,030,000
   3,000,000    Comcast Cable Communications, Inc.
                  8.125%, notes, due 5/1/04 .................          3,030,000
   4,000,000    CSC Holdings, Inc., 7.875%
                  senior notes, due 12/15/07 ................          3,310,000
   4,000,000    Mediacom Broadband LLC, 11.00%
                  company guaranteed notes, due 7/15/13 .....          3,460,000
   2,000,000    Mediacom LLC, 9.50%
                  senior notes, due 1/15/13 .................          1,450,000
   2,000,000    TCI Communications, Inc., 6.375%
                  senior notes, due 5/1/03 ..................          1,991,860

                                                                      16,271,860

Casino Hotels - 8.3%
$  3,000,000    Aztar Corp., 9.00%
                  senior subordinated notes, due 8/15/11 ....     $    2,992,500
   4,000,000    Boyd Gaming Corp., 8.75%
                  senior subordinated notes, due 4/15/12 ....          4,080,000
   2,000,000    Chumash Casino & Resort, 9.00%
                  senior notes, due 7/15/10 .................          2,082,500
                Mandalay Resort Group, Inc.:
   5,000,000      6.75%, senior subordinated notes
                  due 7/15/03 ...............................          5,031,250
   1,000,000      9.25%, senior subordinated notes
                  due 12/1/05 ...............................          1,032,500
   2,000,000      7.00%, notes, due 11/15/36 ................          1,914,726
                MGM Mirage, Inc.:
   2,000,000      6.95%, senior collateralized notes
                  due 2/1/05 ................................          2,039,934
   5,000,000      8.375%, company guaranteed notes
                  due 2/1/11 ................................          5,237,500
   4,000,000    Mirage Resorts, Inc., 6.625%
                  notes, due 2/1/05 .........................          4,029,968
                Park Place Entertainment Corp.:
   1,750,000      7.00%, senior notes, due 7/15/04 ..........          1,765,316
   6,000,000      7.875%, senior subordinated notes
                  due 3/15/10 ...............................          5,970,000
   3,000,000    Station Casinos, Inc., 8.875%
                  senior subordinated notes, due 12/1/08 ....          3,135,000
   6,000,000    Venetian Casino Resort LLC/Las Vegas
                  Sands, Inc., 11.00%
                  second mortgage notes, due 6/15/10+ .......          6,150,000
   2,000,000    Wynn Las Vegas LLC/Wynn Las Vegas
                  Capital Corp., 12.00%
                  mortgage notes, due 11/1/10 ...............          1,880,000

                                                                      47,341,194

Cellular Telecommunications - 1.7%
   2,000,000    AT&T Wireless Services, Inc., 7.35%
                  senior notes, due 3/1/06 ..................          1,810,000
   8,000,000    Triton PCS, Inc., 8.75%
                  company guaranteed notes, due 11/15/11 ....          5,760,000
   2,000,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................          2,060,000

                                                                       9,630,000

Chemicals - Diversified - 0.4%
   2,000,000    Hercules, Inc., 11.125%
                  company guaranteed notes, due 11/15/07 ....          2,202,500

Chemicals - Specialty - 0.5%
   3,000,000    ISP Holdings, Inc., 10.625%
                  notes, due 12/15/09 .......................          2,700,000

Commercial Services - 1.1%
   6,000,000    Iron Mountain, Inc., 8.75%
                  company guaranteed notes, due 9/30/09 .....          6,270,000

See Notes to Schedules of Investments and Financial Statements.

10  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule Of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Computers - 1.4%
$  8,000,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................     $    7,980,000

Computers - Memory Devices - 1.1%
   6,000,000    Seagate Technology HDD Holdings, 8.00%
                  senior notes, due 5/15/09+ ................          6,060,000

Containers - Metal and Glass - 1.2%
   4,000,000    Owens-Brockway Glass Container, Inc.
                  8.875%, company guaranteed notes
                  due 2/15/09 ...............................          4,110,000
   3,000,000    Owens-Illinois, Inc., 7.85%
                  senior notes, due 5/15/04 .................          2,895,000

                                                                       7,005,000

Containers - Paper and Plastic - 1.4%
   3,000,000    Graphic Packaging Corp., 8.625%
                  senior subordinated notes, due 2/15/12 ....          3,112,500
   3,000,000    Stone Container Corp., 8.375%
                  senior notes, due 7/1/12+ .................          3,090,000
   2,000,000    Stone Container Financial Corp., 11.50%
                  company guaranteed notes, due 8/15/06+ ....          2,120,000

                                                                       8,322,500

Cosmetics and Toiletries - 0.4%
   2,000,000    Playtex Products, Inc., 9.375%
                  company guaranteed notes, due 6/1/11 ......          2,130,000

Cruise Lines - 1.5%
                Royal Caribbean Cruises, Ltd.:
   6,000,000      8.125%, senior notes, due 7/28/04 .........          5,820,000
   3,000,000      7.25%, senior notes, due 8/15/06 ..........          2,580,000

                                                                       8,400,000

Electric - Distribution - 0.4%
   2,000,000    BRL Universal Equipment, Inc., 8.875%
                  secured notes, due 2/15/08 ................          2,050,000

Electric - Integrated - 0.7%
                Westar Energy, Inc.:
   2,000,000      6.25%, notes, due 8/15/03 .................          1,925,476
   2,000,000      7.875%, first mortgage notes, due 5/1/07 ..          1,924,520

                                                                       3,849,996

Enterprise Software and Services - 0.3%
   2,000,000    Computer Associates International, Inc.
                  6.375%, senior notes, due 4/15/05 .........          1,860,000

Finance - Auto Loans - 0.3%
   2,000,000    Ford Motor Credit Co., 6.70%
                  notes, due 7/16/04 ........................          1,958,436

Finance - Investment Bankers/Brokers - 0.6%
   3,000,000    Labranche & Company, Inc., 12.00%
                  senior subordinated notes, due 3/2/07 .....          3,180,000

Finance - Leasing Companies - 0.3%
   2,000,000    Williams Scotsman, Inc., 9.875%
                  company guaranteed notes, due 6/1/07 ......          1,610,000

Food - Diversified - 0.3%
$  2,000,000    Chiquita Brands International, Inc., 10.56%
                  senior notes, due 3/15/09 .................     $    1,960,000

Food - Flour and Grain - 0.3%
   2,000,000    New World Pasta Co., 9.25%
                  company guaranteed notes, due 2/15/09 .....          1,880,000

Food - Retail - 1.8%
   3,000,000    Great Atlantic & Pacific Tea Company, Inc.
                  7.75% notes, due 4/15/07 ..................          1,800,000
   7,000,000    Ingles Markets, Inc., 8.875%
                  notes, due 12/1/11 ........................          6,265,000
   2,000,000    Stater Brothers Holdings, Inc., 10.75%
                  senior notes, due 8/15/06 .................          2,020,000

                                                                      10,085,000

Food - Wholesale/Distribution - 0.4%
   2,000,000    B & G Foods, Inc., 9.625%
                  company guaranteed notes, due 8/1/07 ......          2,075,000

Funeral Services and Related Items - 1.9%
   6,000,000    Service Corporation International, Inc., 6.00%
                  notes, due 12/15/05 .......................          5,130,000
   6,000,000    Stewart Enterprises, Inc., 6.40%
                  notes, due 5/1/03 .........................          5,940,000

                                                                      11,070,000

Gambling - Non-Hotel Casinos - 1.8%
   2,000,000    Horseshoe Gaming Corp., 8.625%
                  company guaranteed notes, due 5/15/09 .....          2,105,000
   5,000,000    Isle of Capri Casinos, Inc., 8.75%
                  company guaranteed notes, due 4/15/09 .....          5,000,000
   3,000,000    Mohegan Tribal Gaming Authority, 8.00%
                  senior subordinated notes, due 4/1/12 .....          3,090,000

                                                                      10,195,000

Gas - Transportation - 0.3%
   2,000,000    Williams Gas Pipelines Central, Inc., 7.375%
                  senior notes, due 11/15/06+ ...............          1,920,000

Health Care Cost Containment - 0.3%
   2,000,000    Caremark Rx, Inc., 7.375%
                  senior notes, due 10/1/06 .................          1,990,000

Hotels and Motels - 2.2%
   8,000,000    John Q. Hamons Hotels, 8.875%
                  first mortgage notes, due 5/15/12 .........          7,700,000
   1,000,000    La Quinta Inns, Inc., 7.40%
                  senior notes, due 9/15/05 .................            980,000
   4,000,000    Starwood Hotels & Resorts Worldwide, Inc.
                  6.75% notes, due 11/15/05 .................          3,880,000

                                                                      12,560,000

Leisure, Recreation and Gaming - 1.4%
   8,000,000    Hard Rock Hotel, Inc., 9.25%
                  senior subordinated notes, due 4/1/05 .....          7,900,000

Medical - Hospitals - 0.3%
   2,000,000    Vanguard Health Systems, Inc., 9.75%
                  senior subordinated notes, due 8/1/11 .....          1,890,000

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Medical - Wholesale Drug Distributors - 1.2%
                Bergen Brunswig Corp.:
$  6,000,000      7.375%, senior notes, due 1/15/03 .........     $    6,015,000
   1,000,000      7.25%, senior notes, due 6/1/05 ...........          1,015,000

                                                                       7,030,000

Medical Nursing Home - 0.3%
   2,000,000    Extendicare Health Services, Inc., 9.35%
                  senior subordinated notes, due 12/15/07 ...          1,720,000

Medical Products - 1.0%
   2,000,000    Hanger Orthopedic Group, Inc., 10.375%
                  company guaranteed notes, due 2/15/09 .....          2,140,000
   4,000,000    Universal Hospital Service, Inc., 10.25%
                  senior notes, due 3/1/08 ..................          3,800,000

                                                                       5,940,000

Miscellaneous Manufacturing - 0.3%
   2,000,000    Dresser, Inc., 9.375%
                  company guaranteed notes, due 4/15/11 .....          1,880,000

MRI and Medical Diagnostic Imaging Centers - 0.3%
   2,000,000    Insight Health Services, Corp., 9.875%
                  company guaranteed notes, due 11/01/11 ....          1,940,000

Multi-Line Insurance - 0.5%
   3,000,000    Willis Corroon Corp., 9.00%
                  company guaranteed notes, due 2/1/09 ......          3,150,000

Multilevel Direct Selling - 0.3%
   2,000,000    Home Interiors & Gifts, Inc., 10.125%
                  company guaranteed notes, due 6/1/08 ......          1,860,000

Multimedia - 0.7%
   4,000,000    LBI Media, Inc., 10.125%
                  senior subordinated notes, due 7/15/12+ ...          4,150,000

Non-Hazardous Waste Disposal - 2.0%
                Allied Waste North America, Inc:
   3,000,000      7.625%, company guaranteed notes
                  due 1/1/06 ................................          2,940,000
   4,000,000      10.00%, company guaranteed notes
                  due 8/1/09 ................................          3,840,000
   3,000,000    Browning-Ferris Industries, Inc., 7.875%
                  senior notes, due 3/15/05 .................          2,906,964
   2,000,000    Waste Management, Inc., 6.50%
                  notes, due 11/15/08 .......................          2,040,832

                                                                      11,727,796

Oil - Field Services - 0.2%
$  1,000,000    Pride Petroleum Services, Inc., 9.375%
                  senior notes, due 5/1/07 ..................     $    1,045,000

Oil Companies - Exploration and Production - 4.6%
                Chesapeake Energy Corp.:
   2,000,000      7.875%, senior notes, due 3/15/04 .........          2,080,000
   2,000,000      8.125%, senior notes, due 4/1/11 ..........          2,040,000
   3,000,000    Forest Oil Corp., 10.50%
                  company guaranteed notes, due 1/15/06 .....          3,195,000
   2,000,000    Magnum Hunter Resources, Inc., 9.60%
                  senior notes, due 3/15/12 .................          2,100,000
   4,000,000    Newfield Exploration Co., 7.625%
                  notes, due 3/1/11 .........................          4,255,624
   2,000,000    Ocean Energy, Inc., 8.375%
                  company guaranteed notes, due 7/1/08 ......          2,100,000
   2,000,000    Parker & Parsley Petroleum Co., 8.25%
                  senior notes, due 8/15/07 .................          2,095,338
   2,000,000    Pogo Producing Co., 8.25%
                  senior subordinated notes, due 4/15/11 ....          2,090,000
                Stone Energy Corp.:
   4,000,000      8.75%, company guaranteed notes
                  due 9/15/07 ...............................          4,140,000
   1,000,000      8.25%, senior subordinated notes
                  due 12/15/11 ..............................          1,030,000
   1,000,000    Westport Resources Corp., 8.25%
                  senior subordinated notes, due 11/1/11 ....          1,037,500

                                                                      26,163,462

Optical Supplies - 0.3%
   1,500,000    Bausch & Lomb, Inc., 6.375%
                  notes, due 8/1/03 .........................          1,497,048

Pharmacy Services - 0.9%
   5,000,000    AdvancePCS, 8.50%
                  company guaranteed notes, due 4/1/08 ......          5,125,000

Pipelines - 0.3%
   2,000,000    Transcontinental Gas Pipe Line Corp.
                  6.125%, notes, due 1/15/05 ................          1,880,000

Printing - Commercial - 0.4%
   2,000,000    R.H. Donnelly, Inc., 9.125%
                  senior subordinated notes, due 6/1/08 .....          2,080,000

Publishing - Periodicals - 1.4%
   3,000,000    Big Flower Holdings, Inc., 10.875%
                  company guaranteed notes, due 6/15/09 .....          3,000,000
   5,000,000    Dex Media East LLC, 12.125%
                  senior subordinated notes, due 11/15/12+ ..          5,150,000

                                                                       8,150,000

See Notes to Schedules of Investments and Financial Statements.

12  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Racetracks - 0.7%
$  4,000,000    Speedway Motorsports, Inc., 8.50%
                  company guaranteed notes, due 8/15/07 .....     $    4,160,000

Radio - 0.4%
   2,000,000    Radio One, Inc., 8.875%
                  senior subordinated notes, due 7/1/11 .....          2,135,000

Real Estate Investment Trusts - Health Care - 0.3%
   2,000,000    Senior Housing Properties Trust, 8.625%
                  senior notes, due 1/15/12 .................          1,960,000

Real Estate Investment Trusts - Hotels - 2.2%
   9,000,000    Host Marriott Corp., 7.875%
                  company guaranteed notes, due 8/1/05 ......          8,820,000
   4,000,000    RFS Partnership L.P., 9.75%
                  company guaranteed notes, due 3/1/12 ......          3,980,000

                                                                      12,800,000

Rental Auto/Equipment - 0.8%
   4,000,000    Avis Group Holdings, Inc., 11.00%
                  company guaranteed notes, due 5/1/09 ......          4,315,000

Resorts and Theme Parks - 2.1%
   2,000,000    Intrawest Corp., 10.50%
                  senior notes, due 2/1/10 ..................          2,010,000
   8,000,000    Six Flags, Inc., 9.50%
                  senior notes, due 2/1/09 ..................          7,220,000
   3,000,000    Sun International Hotels, Ltd., 8.875%
                  senior subordinated notes, due 8/15/11 ....          3,015,000

                                                                      12,245,000

Retail - Apparel and Shoe - 1.2%
   3,000,000    Gap, Inc., 5.625%
                  notes, due 5/1/03 .........................          3,000,000
                Saks, Inc.:
   2,000,000      7.00%, company guaranteed notes
                  due 7/15/04 ...............................          1,980,000
   2,000,000      7.50%, company guaranteed notes
                  due 12/1/10 ...............................          1,680,000

                                                                       6,660,000

Retail - Auto Parts - 0.9%
   5,000,000    AutoZone, Inc., 5.875%
                  notes, due 10/15/12 .......................          5,096,050

Retail - Automobile - 1.1%
   3,000,000    AutoNation, Inc., 9.00%
                  company guaranteed notes, due 8/1/08 ......          3,052,500
   3,000,000    Sonic Automotive, Inc., 11.00%
                  senior subordinated notes, due 8/1/08 .....          3,105,000

                                                                       6,157,500

Retail - Restaurants - 1.1%
   4,000,000    CKE Restaurants, Inc., 9.125%
                  company guaranteed notes, due 5/1/09 ......          3,240,000
   3,000,000    Tricon Global Restaurants, Inc., 7.45%
                  senior notes, due 5/15/05 .................          3,131,250

                                                                       6,371,250

Retail - Video Rental - 1.0%
$  6,000,000    Hollywood Entertainment Corp., 10.625%
                  senior subordinated notes, due 8/15/04 ....     $    6,000,000

Retail - Vision Service Center - 0.7%
   4,000,000    Cole National Group, 8.875%
                  senior subordinated notes, due 5/15/12 ....          3,760,000

Satellite Telecommunications - 2.4%
   7,000,000    Echostar DBS Corp., 9.375%
                  senior notes, due 2/1/09 ..................          7,000,000
                PanAmSat Corp.:
   4,000,000      6.00%, notes, due 1/15/03 .................          3,992,981
   3,000,000      8.50%, senior notes, due 2/1/12+,(omega) ..          2,700,000

                                                                      13,692,981

Savings/Loan/Thrifts - 0.4%
   2,000,000    Sovereign Bancorp, Inc., 8.625%
                  senior notes, due 3/15/04 .................          2,089,546

Schools - Day Care - 0.5%
   3,000,000    KinderCare Learning Centers, Inc., 9.50%
                  senior subordinated notes, due 2/15/09 ....          2,823,750

Specified Purpose Acquisition Company - 1.5%
   3,000,000    American Achievement Corp., 11.625%
                  company guaranteed notes, due 1/1/07 ......          3,090,000
   2,000,000    IPC Acquisition Corp., 11.50%
                  senior subordinated notes, due 12/15/09 ...          1,560,000
   3,000,000    Meditrust Operating Co., 7.114%
                  notes, due 8/15/04+ .......................          2,977,500
   1,500,000    Tech Olympic USA, Inc., 10.375%
                  senior subordinated notes, due 7/1/12+ ....          1,230,000

                                                                       8,857,500

Steel - Producers - 0.3%
   2,000,000    AK Steel Corp., 7.75%
                  company guaranteed notes, due 6/15/12+ ....          1,980,000

Telecommunication Services - 0.9%
   2,000,000    Alaska Communications Systems, Inc.
                  9.375%, company guaranteed notes
                  due 5/15/09 ...............................          1,420,000
   4,000,000    Tritel PCS, Inc., 10.375%
                  company guaranteed notes, due 1/15/11 .....          3,860,000

                                                                       5,280,000

Telephone - Integrated - 1.2%
   2,000,000    AT&T Corp., 6.50%
                  senior notes, due 11/15/06(omega) .........          2,000,000
   3,000,000    Cox Communications, Inc., 7.75%
                  notes, due 8/15/06 ........................          3,182,649
   2,000,000    Sprint Capital Corp., 5.875%
                  company guaranteed notes, due 5/1/04 ......          1,878,820

                                                                       7,061,469

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  13

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--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Television - 2.1%
                LIN Television Corp.:
$  2,000,000      8.00%, company guaranteed notes
                  due 1/15/08 ...............................     $    2,100,000
   2,000,000      10.00%, senior discount notes
                  due 3/1/08(omega) .........................          2,025,000
                Sinclair Broadcast Group, Inc.:
   3,000,000      8.00%, senior subordinated notes
                  due 3/15/12+ ..............................          3,060,000
   5,000,000      8.00%, senior subordinated notes
                  due 3/15/12 ...............................          5,062,500

                                                                      12,247,500

Theaters - 1.2%
   4,000,000    AMC Entertainment, Inc., 9.875%
                  senior subordinated notes, due 2/1/12 .....          3,550,000
   3,000,000    Regal Cinemas, Inc., 9.375%
                  company guaranteed notes, due 2/1/12 ......          3,135,000

                                                                       6,685,000

Tools - Hand Held - 0.3%
   1,500,000    Stanley Works, 3.50%
                  notes, due 11/1/07+ .......................          1,503,611

Transportation - Railroad - 0.4%
   2,000,000    Kansas City Southern Railway, 7.50%
                  company guaranteed notes, due 6/15/09 .....          2,070,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $491,200,003) ...................        483,493,449
--------------------------------------------------------------------------------
Repurchase Agreement - 19.0%
 108,600,000    Salomon Smith Barney Holdings, Inc.
                  1.925%, dated 10/31/02, maturing 11/1/02
                  to be repurchased at $108,605,807
                  collateralized by $167,881,465
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $2,561,396 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03-2/15/29; with respective
                  values of $107,819,078
                  and $2,952,926 (cost $108,600,000) ........        108,600,000
--------------------------------------------------------------------------------
Time Deposit - 0.8%
                Wachovia Bank N.A.
   4,700,000      1.8125%, 11/1/02 (cost $4,700,000) ........          4,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $604,500,003) - 104.1% ........        596,793,449
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (4.1)%     (23,405,282)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  573,388,167
--------------------------------------------------------------------------------

Summary of Investments by Country, October 31, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Canada                                               0.7%         $    4,130,000
Cayman Islands                                       1.0%              6,060,000
United Kingdom                                       0.5%              3,030,000
United States++                                     97.8%            583,573,449
--------------------------------------------------------------------------------
Total                                              100.0%         $  596,793,449

++Includes Short-Term Securities (78.8% excluding Short-Term Securities)

See Notes to Schedules of Investments and Financial Statements.

14  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND                  Sharon Pichler, portfolio manager

Janus Federal Tax-Exempt Fund advanced 4.56% for the fiscal year ended October 31, 2002, trailing its benchmark, the Lehman Brothers Municipal Bond Index, which returned 5.87% over the same period.(1) The performance earned the Fund a second-quartile ranking for the one-year period ended October 31, 2002, placing it 127th out of 284 general municipal debt funds, tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

The performance of the Fund is actually somewhat improved, despite trailing its benchmark, as the investment strategy I have initiated since assuming managing responsibility for the Fund continues to mature. This strategy includes selling unrated, lower-quality bonds and buying higher-quality bonds that should hold value in all types of markets.

In addition to credit quality, two other major contributors to a municipal bond fund's performance are the amount of cash in the portfolio and the structure of the bonds in the portfolio. Because the benchmark does not have a cash component, and a bond fund usually does, the amount of cash in a bond fund is a key determinant of its performance relative to its benchmark. Given that bond prices move inversely to interest rates, more cash is better when interest rates are rising because it dampens the negative price effects of rising rates and allows the fund manager to buy more bonds at higher rates. Conversely, less cash is better when rates are falling because cash does not participate in the upward price adjustments of the bonds and must be invested at lower interest rates. In a world of perfect foresight, a fund would always have a large amount of cash when rates are rising and a small amount of cash when rates are falling. Since perfect foresight is never available, however, I have always been cautious in making these decisions so as not to be deceived by short-term swings in interest rates, then get stuck with too much or too little cash at the wrong time when rates reverse direction. Too much buying and selling in a fund destroys value, because of the rather large spread between the bid and ask price for most municipal bonds.

When I refer to a bond's structure, I generally mean the relationship among the following factors: price, coupon and call provisions. A call feature allows the bond's issuer to prepay the bonds at some certain point in the future - usually l0 years after it was first issued. The call feature introduces a level of uncertainty into calculations of the expected return on the bond. It will always be to the issuer's advantage to call the bonds when prevailing interest rates are lower than they were when the bond was issued. (The logic is the same when deciding to refinance a mortgage.) The way the issuer refinances is to call, or prepay, the existing bonds and issue new ones. One way to turn a call feature into an advantage is to buy cushion bonds. These are bonds whose coupon rate is so much higher than prevailing rates that it seems almost certain the bonds will be called. Their potential for price appreciation is then limited by the call feature. If interest rates are declining, that's an undesirable feature. If interest rates are rising, however, that's a desirable feature, because rates will have to go quite a bit higher before the bond starts being priced to maturity instead of to the call. This gives the bondholder a great deal of cushion against adverse price movements.

All of the above is by way of explaining that I've been positioning the Fund for a generally rising rate environment by buying more cushion bonds. Nonetheless, I've been hedging that idea by keeping some cash. At this writing, however, cash is only yielding about 1.10%, so I've been reluctant to keep a lot of it.

There is no strategy that will entirely cushion the Fund's net asset value from rising interest rates, except going to l00% cash, and that would be a foolish bet given that I could easily be wrong and rates may not rise. In fact, I don't think rates will rise much for the next six months. The Federal Reserve has been highly vocal in its determination to keep interest rates as low as necessary to encourage the economy in its nascent recovery. I do think, however, that interest rates are more likely to be higher a year from now than they are to be lower, which is why I'm keeping the Fund in a somewhat defensive posture.

With regard to the Fund's performance, I cannot guarantee that my investment strategy will prevent future declines entirely. Nonetheless, I assure you that my efforts to do so will be unrelenting.

Thank you for your continued investment in Janus Federal Tax-Exempt Fund.

(1) Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of October 31, 2002, Lipper ranked Janus Federal Tax-Exempt Fund 112 out of 205 general municipal debt funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                        Janus Income Funds  October 31, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Principal Amount                     October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
General Obligation Bonds                              51.1%                41.6%
Revenue Bonds                                         48.9%                58.4%

Fund Profile
                                           October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          9.7 Yrs.             9.9 Yrs.
Average Modified Duration**                        8.0 Yrs.             7.6 Yrs.
30-Day Current Yield***
  With Reimbursement                                  3.43%                4.15%
  Without Reimbursement                               3.12%                3.38%
Weighted Average Fixed Income
  Credit Rating                                           A                   Aa

 **A theoretical measure of price volatility.
***Yields will fluctuate.

--------------------------------------------------------------------------------
Average Annual Total Return - for the periods ended October 31, 2002

                                          One Year    Five Year    Since 5/3/93*
Janus Federal Tax-Exempt Fund              4.56%        4.58%          5.05%
Lehman Brothers Municipal
  Bond Index                               5.87%        6.14%          6.36%

Janus Federal Tax-
Exempt Fund
$15,965

Lehman Brothers
Municipal Bond
Index
$17,967
--------------------------------------------------------------------------------

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Federal Tax-Exempt Fund and the Lehman Brothers Municipal Bond Index. Janus Federal Tax-Exempt Fund is represented by a shaded area of blue. The Lehman Brothers Municipal Bond Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 3, 1993, through October 31, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Federal Tax-Exempt Fund ($15,965) as compared to the Lehman Brothers Municipal Bond Index ($17,967).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers Municipal Bond Index is composed of approximately 1,100 bonds; 60% of which are revenue bonds and 40% of which are state government obligations. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Income may be subject to state or local taxes and to a limited extent certain federal taxes. Capital gains are subject to federal, state and local taxes.

The Adviser has agreed to waive a portion of the Fund's expenses. Without such waivers, the Fund's yield and total return would have been lower.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Municipal Securities - 102.6%
Alabama - 0.4%
$  1,000,000    Alabama State, Series A
                  4.40%, due 9/1/20 .........................     $      960,410

Arizona - 0.8%
   1,000,000    Mesa Street and Highway Revenue
                  (FGIC Insured), 6.25%, due 7/1/11 .........          1,192,630
     900,000    Winslow Industrial Development Authority
                  Hospital Revenue, (Winslow Memorial
                  Hospital Project), 5.50%, due 6/1/22 ......            645,003

                                                                       1,837,633

California - 1.0%
$  1,000,000    Educational Facilities Authority Revenue
                  (Stanford University), Series P
                  5.25%, due 12/1/13 ........................     $    1,128,780
   1,220,000    Los Angeles Regional Airport Improvements
                  Corp., Lease Revenue, (Sub-Lease - L.A.
                  International), Variable Rate
                  1.53%, due 12/1/25 ........................          1,220,000

                                                                       2,348,780

See Notes to Schedules of Investments and Financial Statements.

16  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Colorado - 12.9%
$  2,035,000    Arapahoe County, (Cherry Creek School
                  District No. 005), 5.50%, due 12/15/09 ....     $    2,316,847
     615,000    Bachelor Gulch Metropolitan District
                  6.80%, due 12/1/06 ........................            643,844
                Black Hawk Device Tax Revenue:
      30,000      6.00%, due 12/1/03 ........................             30,019
      25,000      6.10%, due 12/1/07 ........................             25,895
     500,000      6.00%, due 12/1/11 ........................            569,537
     510,000      5.70%, due 12/1/12 ........................            556,650
   1,000,000    Castle Rock Golf Enterprise Revenue
                  6.50%, due 12/1/16 ........................          1,032,900
   2,000,000    Central Platte Valley Metropolitan District
                  (ACA Insured), 5.20%, due 12/1/17 .........          2,252,420
   2,000,000    Department of Transportation Revenue
                  (MBIA Insured), Series B
                  5.00%, due 6/15/11 ........................          2,204,720
   3,000,000    E-470 Public Highway Authority Revenue
                  (MBIA Insured), Series B, 0%, due 9/1/06 ..          2,682,300
   1,190,000    Eaglebend Affordable Housing Corp.
                  Multifamily Revenue, (Housing Project)
                  Series B, 7.40%, due 7/1/21 ...............          1,174,459
   3,845,000    El Paso County School District No. 038
                  6.00%, due 12/1/19 ........................          4,547,558
   1,000,000    Erie Water Enterprise Revenue, Series B
                  6.00%, due 12/1/17 ........................          1,065,890
                Hyland Hills Metropolitan Parks and
                  Recreation District Special Revenue
                  Series A:
     850,000      5.00%, due 12/15/06 .......................            911,481
     500,000      6.75%, due 12/15/15 .......................            540,955
     675,000    Mountain Village Metropolitan District
                  San Miguel County, 8.10%, due 12/1/11 .....            684,828
   1,000,000    Platte River Power Authority Colorado
                  Power Revenue, Series EE
                  5.375%, due 6/1/18 ........................          1,070,180
                Regional Transportation District Sales Tax
                  Revenue, (FGIC Insured), Series A:
   1,150,000      5.00%, due 11/1/15 ........................          1,223,945
   1,000,000      5.00%, due 11/1/17 ........................          1,046,680
     100,000    Telluride Excise Tax Revenue
                  5.75%, due 12/1/12 ........................            108,743
   3,000,000    Water Reserve and Power Development
                  Authority, (Small Water Reserve Revenue)
                  (FGIC Insured),Series A
                  4.80%, due 11/1/20 ........................          3,028,980
   1,680,000    Westminster Water and Wastewater Utilities
                  Enterprise Revenue, (AMBAC Insured)
                  5.00%, due 12/1/13 ........................          1,852,284

                                                                      29,571,115

Florida - 2.6%
   2,855,000    JEA Electric Systems Revenue
                  (FSA-CR Insured), Series B
                  3.75%, due 10/1/10 ........................          2,902,621
   2,000,000    Orange County School Board Certificates
                  Partnership, Series A, 5.00%, due 8/1/27 ..          2,000,400
   1,000,000    State Board of Education Capital Outlay
                  (Public Education), Series A
                  5.875%, due 6/1/14 ........................          1,075,040

                                                                       5,978,061

Georgia - 8.5%
$  1,800,000    Atlanta Airport Facilities Revenue
                  (AMBAC Insured), 6.00%, due 1/1/07 ........     $    2,010,150
   5,000,000    Atlanta Water and Wastewater Revenue
                  (FGIC Insured), Series A
                  5.00%, due 11/1/29 ........................          5,561,150
   1,000,000    Clarke County School District
                  4.00%, due 9/1/03 .........................          1,019,670
                Georgia State:
   5,000,000      Series B, 5.00%, due 5/1/19 ...............          5,161,650
   2,000,000      Series F, 4.50%, due 11/1/11 ..............          2,124,960
     900,000    Municipal Election Authority, Variable Rate
                  1.75%, due 1/1/20 .........................            900,000
                Municipal Electric Authority Power Revenue:
   1,400,000      (MBIA Insured), Series Y
                  6.50%, due 1/1/17 .........................          1,709,445
     915,000      (Unrefunded Balance), Series Z
                  5.00%, due 1/1/04 .........................            949,596

                                                                      19,436,621

Illinois - 11.9%
   3,425,000    Chicago Board of Education
                  (Chicago School Reform Board)
                  Series A, 5.25%, due 12/1/17 ..............          3,786,817
   3,510,000    Chicago Water Revenue, (FGIC Insured)
                  5.125%, due 11/1/16 .......................          3,834,745
   1,385,000    Coles and Cumberland County Community
                  Unit School District No. 002
                  (FGIC Insured), 5.35%, due 2/1/18 .........          1,464,444
   5,995,000    Cook County, Series A
                  6.25%, due 11/15/13 .......................          7,138,306
   2,050,000    Du Page County, (Downer's Grove
                  Community High School District No. 099)
                  (FSA Insured), 5.50%, due 12/1/12 .........          2,269,760
                Illinois State:
   2,000,000      5.00%, due 8/1/07 .........................          2,192,340
   1,000,000      (FSA Insured), 5.375%, due 5/1/12 .........          1,112,880
     800,000    Joliet Regional Port District Marine Term
                  Revenue, (Exxon Project), Variable Rate
                  1.84%, due 10/1/24 ........................            800,000
   1,070,000    Kendall Kane and Will Counties Community
                  Unit School District No. 308
                  (FSA Insured), 5.00%, due 10/1/06 .........          1,168,087
   1,000,000    Metropolitan Pier and Exposition Authority
                  Hospitality Facilities Revenue
                  (McCormick Place Convention Center
                  Project), 7.00%, due 7/1/26 ...............          1,305,040
   2,000,000    Regional Transportation Authority
                  (FGIC Insured), 6.00%, due 6/1/23 .........          2,303,240

                                                                      27,375,659

Iowa - 1.1%
   2,535,000    Des Moines, (FSA insured), Series E
                  5.00%, due 6/1/22 .........................          2,552,846

Kansas - 0.9%
   1,860,000    Johnson County Unified School District
                  No. 233, (FGIC Insured), Series B
                  5.50%, due 9/1/15 .........................          2,111,249

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS FEDERAL TAX-EXEMPT FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Massachusetts - 3.9%
                Massachusetts State, (Conservation Lien):
$  5,000,000      (FGIC Insured), Series C
                  5.50%, due 11/1/15 ........................     $    5,693,250
   2,000,000      Series C, 5.50%, due 11/1/15 ..............          2,272,960
   1,000,000    State Referendum, Series C
                  5.20%, due 8/1/08 .........................          1,046,080

                                                                       9,012,290

Michigan - 8.7%
   2,000,000    Detroit City School District, Series B
                  4.75%, due 5/1/28 .........................          1,934,280
   1,565,000    Garden City School District
                  (Q-SBLF Insured), 5.00%, due 5/1/21 .......          1,580,290
   2,750,000    Grand Rapids Building Authority
                  5.00%, due 4/1/28 .........................          2,923,305
   2,000,000    Harper Creek Community School District
                  5.125%, due 5/1/31 ........................          2,005,000
   1,000,000    Haslett Public School District
                  (Q-SBLF Insured), 5.00%, due 5/1/19 .......          1,026,120
   2,000,000    Michigan State
                  5.50%, due 12/1/15 ........................          2,282,960
   1,155,000    Municipal Bond Authority Revenue
                  (Drinking Water Revolving Fund)
                  5.00%, due 10/1/13 ........................          1,252,852
   1,000,000    Reeths - Puffer Schools
                  5.00%, due 5/1/27 .........................            997,340
   1,000,000    State Clean Initiative Program
                  5.00%, due 11/1/13 ........................          1,083,850
   5,000,000    West Ottawa Public School District
                  (Q-SBLF Insured), Series A
                  5.00%, due 5/1/27 .........................          4,986,700

                                                                      20,072,697

Minnesota - 1.2%
     430,000    Maplewood Multifamily Revenue
                  (Hazel Ridge Project), Series B
                  7.50%, due 12/15/32 .......................            399,195
                Minneapolis Metropolitan Council
                  (St. Paul Metropolitan Area Sewer)
                  Series A:
   1,040,000      5.00%, due 12/1/07 ........................          1,152,393
   1,105,000      5.00%, due 12/1/08 ........................          1,224,152

                                                                       2,775,740

Nevada - 0.5%
   1,000,000    State Capital Improvements, Series B
                  5.125%, due 4/15/16 .......................          1,047,290

New Jersey - 1.0%
   1,000,000    Transportation Corp. Certificates
                  (Federal Transportation Administration
                  Grants), Series B, 5.25%, due 9/15/04 .....          1,061,520
   1,000,000    Turnpike Authority Revenue, (FSA Insured)
                  Series C, 6.50%, due 1/1/16 ...............          1,223,640

                                                                       2,285,160

New Mexico - 1.0%
   2,000,000    University of New Mexico Revenue
                  Series A, 6.00%, due 6/1/21 ...............          2,374,960

New York - 2.5%
$  1,000,000    New York City Transitional Financial
                  Authority Revenue, (Future Tax Secured)
                  (MBIA-IBC Insured), Series B
                  5.50%, due 2/1/11 .........................     $    1,132,350
                New York State:
   1,000,000      Series G, 5.00%, due 8/1/05 ...............          1,057,840
     900,000      Sub-Series E2, Variable Rate
                  1.90%, due 8/1/20 .........................            900,000
   1,345,000    St. Lawrence County Industrial Development
                  Civic Facilities Revenue, (St. Lawrence
                  University Project), (MBIA Insured)
                  Series A, 5.375%, due 7/1/18 ..............          1,446,857
   1,000,000    State Dormitory Authority Revenues
                  (State University Educational Facilities)
                  Series A, 5.50%, due 5/15/19 ..............          1,105,800

                                                                       5,642,847

North Carolina - 0.9%
   2,000,000    Mecklenburg County Public Improvement
                  Series A, 4.50%, due 4/1/06 ...............          2,143,300

North Dakota - 0.4%
   1,225,000    Grand Forks Senior Housing Revenue
                  (4,000 Valley Square Project)
                  6.375%, due 12/1/34 .......................          1,003,875

Ohio - 6.3%
   1,000,000    Cleveland Airport Systems Revenue
                  (FSA Insured), Series A
                  5.00%, due 1/1/31 .........................            995,690
   3,135,000    Cleveland Waterworks Revenue
                  (MBIA Insured), Series G
                  5.50%, due 1/1/21 .........................          3,455,178
   1,500,000    Northwest Local School District
                  (MBIA Insured), 5.00%, due 12/1/22 ........          1,519,410
                Olentangy Local School District
                  (School Facilities Construction and
                  Improvement), Series A:
   1,480,000      5.25%, due 12/1/19 ........................          1,561,060
   1,560,000      5.25%, due 12/1/20 ........................          1,633,866
                State Building Authority
                  (Adult Correctional Facility Building Fund):
   2,000,000      Series A, 5.00%, due 4/1/22 ...............          2,021,360
   3,000,000      Series B, 5.25%, due 4/1/15 ...............          3,332,070

                                                                      14,518,634

Oklahoma - 0.8%
     500,000    McGee Creek Authority Water Revenue
                  (MBIA Insured), 6.00%, due 1/1/23 .........            584,715
   1,000,000    Tulsa Industrial Authority Revenue
                  (University of Tulsa), (MBIA Insured)
                  Series A, 6.00%, due 10/1/16 ..............          1,185,670

                                                                       1,770,385

Pennsylvania - 0.9%
   2,000,000    Allegheny County Port Authority Special
                  Revenue, (FGIC Insured)
                  5.00%, due 3/1/25 .........................          2,006,240

See Notes to Schedules of Investments and Financial Statements.

18  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Rhode Island - 1.3%
                State Health and Educational Building
                  Corp. Revenue:
$  1,000,000      Higher Education Facility, (Bryant College)
                  (AMBAC Insured), 5.00%, due 12/1/31 .......     $    1,000,160
   2,000,000      (St. Georges School Issue), Variable Rate
                  1.65%, due 9/1/30 .........................          2,000,000

                                                                       3,000,160

South Carolina - 0.9%
   2,000,000    Spartanburg County School District No. 007
                  5.00%, due 3/1/20 .........................          2,055,180

Tennessee - 2.8%
                Putnam County, (FGIC Insured):
   1,490,000      5.25%, due 4/1/17 .........................          1,640,594
   2,000,000      5.25%, due 4/1/19 .........................          2,172,540
   1,000,000    Tennessee State, Series A
                  5.00%, due 5/1/05 .........................          1,069,710
   1,440,000    Wilson County Capital Outlay Notes
                  (MBIA Insured), Series A
                  5.00%, due 6/15/04 ........................          1,510,934

                                                                       6,393,778

Texas - 15.9%
   3,000,000    Arlington Independent School District
                  (PSF-GTD Insured), 5.00%, due 2/15/15 .....          3,120,150
   1,050,000    Bexar Metropolitan Water Distribution
                  Waterworks Systems Revenue
                  (MBIA Insured), 5.00%, due 5/1/38 .........          1,028,160
   1,000,000    Harris County
                  5.125%, due 10/1/13 .......................          1,072,250
                Houston Water and Sewer Systems Revenue:
   4,875,000      (AMBAC Insured), Series B
                  5.00%, due 12/1/05 ........................          5,279,771
   1,000,000      (Capital Appreciation Junior Lien)
                  (FSA Insured), Series A, 0%, due 12/1/27 ..            252,210
   1,000,000      (FSA Insured), Series A
                  5.50%, due 12/1/16 ........................          1,096,740
   2,000,000    Houston Water Conveyance System Contract
                  Certificates of Participation, Series J
                  6.25%, due 12/15/15 .......................          2,418,800
   3,850,000    Lone Star Airport Authority, Series A-2
                  Variable Rate, 1.45%-1.89%, due 12/1/14 ...          3,850,000
   1,610,000    Mansfield Independent School District
                  (PSF-GTD Insured), 6.00%, due 2/15/11 .....          1,874,845
   3,095,000    North Central Health Facility Devolpment
                  Corp., (Presbyterian Medical Center)
                  Variable Rate, 1.45%, due 12/1/15 .........          3,095,000
   2,000,000    North Harris Montgomery Community
                  College District, (FGIC Insured)
                  5.375%, due 2/15/14 .......................          2,210,400
                Northside Independent School District
                  (PSF-GTD Insured):
   2,000,000      4.25%, due 8/1/15 .........................          2,002,140
   1,000,000      5.00%, due 2/15/23 ........................          1,000,020
   5,000,000      2.25%, due 8/1/31 .........................          5,003,000
   1,000,000    Orange County Naval and Port District
                  Industrial Development Corp. Revenue
                  (North Star Steel Texas Project)
                  6.375%, due 2/1/17 ........................          1,060,070

Texas - (continued)
$  2,100,000    Round Rock Independent School District
                  Series B, 5.70%, due 8/1/11 ...............     $    2,310,147

                                                                      36,673,703

Utah - 0.5%
   1,000,000    Salt Lake City Municipal Building Authority
                  Lease Revenue, (AMBAC Insured)
                  5.20%, due 10/15/20 .......................          1,029,730

Washington - 11.4%
   1,920,000    Central Puget Sound Regional Transportation
                  Authority, Sales Tax and Motor Vehicle
                  Excise Tax Revenue, (FGIC Insured)
                  5.25%, due 2/1/21 .........................          2,024,064
                Clark County:
   1,885,000      5.125%, due 12/1/24 .......................          1,892,766
   1,000,000      5.125%, due 12/1/26 .......................          1,000,510
   5,000,000    Energy Northwest Electric Revenue
                  (MBIA Insured), Series B
                  6.00%, due 7/1/17 .........................          5,629,800
   2,000,000    Seattle
                  5.00%, due 8/1/25 .........................          1,986,580
                Vancouver, (MBIA Insured):
   3,060,000      5.25%, due 12/1/13 ........................          3,430,505
   3,400,000      5.25%, due 12/1/15 ........................          3,770,056
                Washington State:
   1,000,000      (FSA Insured)
                  Series R-A, 5.25%, due 9/1/04 .............          1,060,990
   1,725,000      Series B, 5.50%, due 5/1/18 ...............          1,929,896
   1,000,000      Series C, 5.50%, due 7/1/13 ...............          1,134,310
   2,000,000      Series C, 6.00%, due 7/1/15 ...............          2,358,780

                                                                      26,218,257

Wisconsin - 1.2%
   1,515,000    Southeast Wisconsin Professional Baseball
                  Park District Sales Tax Revenue
                  (MBIA Insured), Series B
                  5.50%, due 12/15/09 .......................          1,720,722
   1,000,000    Waukesha School District, (FSA Insured)
                  4.10%, due 4/1/10 .........................          1,034,260

                                                                       2,754,982

Wyoming - 0.4%
   1,000,000    Sweetwater County Pollution Control
                  Revenue, (Idaho Power Co.), Series A
                  6.05%, due 7/15/26 ........................          1,024,470
--------------------------------------------------------------------------------
Total Investments (total cost $232,545,483) - 102.6% ........        235,976,052
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (2.6)%      (5,899,353)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  230,076,699
--------------------------------------------------------------------------------

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FSA-CR - Financial Security Assurance, Inc. - Custodial Receipts
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - Municipal Bond Investors Assurance Corp. - Insured Bond Certificates PSF-GTD - Public School Fund Guaranteed
Q-SBLF - Qualified School Bond Loan Fund

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  19

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--------------------------------------------------------------------------------

JANUS SHORT-TERM BOND FUND                    Sandy Rufenacht, portfolio manager

Janus Short-Term Bond Fund gained 2.22% for the one-year period ended October 31, 2002. This performance compares to a 4.91% return posted by its benchmark, the Lehman Brothers 1-3 Year Government/Credit Index.(1) For the same 12-month period, the Fund placed 86th out of 123 short investment grade debt funds tracked by Lipper, a Reuters Company and leading mutual fund rating company,(2) giving it a third-quartile ranking.

[PHOTO]

While the economic growth showed impressive vigor early in 2002, raising the prospect of higher interest rates, expectations of a robust recovery quickly faded as sagging employment and sluggish manufacturing activity forced investors to reassess their optimism. Against this backdrop, interest rates drifted lower as investors turned to higher-quality fixed-income holdings as a haven from stock market volatility. Helping fuel this flight to quality were concerns over the reliability of corporate accounting practices as well as unease over the threat of terrorism and the risk of war with Iraq. As talk of a potential Federal Reserve rate hike gave way to expectations of another rate cut by year-end, the two-year Treasury yield dropped to its lowest level in 30 years. These crosscurrents benefited Treasuries and higher-quality corporate issues, but punished most high-yield securities.

While recent market fundamentals have favored short-term debt, our ability to take advantage of this environment was hindered by the steps we took early in the period to neutralize a portion of the Fund's interest rate exposure. To this end, we sold short a number of five-year futures contracts - a practice we began in 2001 and continued through October. While this strategy provided insurance against a possible interest rate rise, it also limited our ability to capitalize on this year's interest rate declines. Given the less-than-certain future for the interest rate environment, we remain committed to our strategy. As the economy continues to improve, we believe this conservative approach should provide stability to the Fund.

Also detracting from our results was lackluster performance by a number of our holdings, including media giant AOL Time Warner, Inc., which was pressured by concerns over slowing online membership growth and an ongoing Justice Department investigation into the company's accounting practices. Despite our confidence in AOL's balance sheet and overall business prospects, the downward volatility in its bond price was too severe to tolerate and led us to eliminate our position in the company.

Our investment in AT&T Corp. also proved a disappointment. While the long-distance phone service giant reported better-than-expected third-quarter earnings, its revenues slumped amid increased competition and flagging customer demand. Nonetheless, AT&T continued to take market share from the regional phone companies and beleaguered rival WorldCom Group, and we maintained our position in the bond.

Contributing positively to our performance was our heavy weighting in short-term Treasury bonds and agency issues, which received strong investor inflows. One standout was home financing facilitator Federal National Mortgage Association, or Fannie Mae, which benefited from falling mortgage rates, a strong housing market and its continued efforts to bolster its capitalization and risk-management provisions.

Also supporting our performance were some of our highest-grade corporate bond holdings recognized for their solid credit quality and established market leadership. These included financial services provider Wells Fargo & Co., the nation's largest small-business lender, which continued to leverage its broad geographic and asset base to exceed its profit targets. Moreover, Wells Fargo's credit portfolio remained relatively solid, enabling the bank to avoid the costly loss adjustments that hindered profitability for some of its competitors.

Other contributors were personal products giants Colgate-Palmolive Co. and Procter & Gamble Co. - two positions we initiated this year. Consumer products makers tend to perform defensively in an uncertain economic environment, and both companies continued to report healthy profitability as they forecast double-digit earnings growth for the year.

Meanwhile, retailing giant Wal-Mart Stores, Inc. shook off concerns over the slumping retail environment to bolster our performance. Discount chains such as Wal-Mart continued to attract shoppers even as higher-priced retailers stumbled, and the company's recent addition of a food department to many of its locations offers another defensive element to its appeal.

As we look ahead, we caution that interest rates may drift higher in 2003 as investors gain more clarity on the economic environment. As such, we will keep the duration of our holdings relatively short, while maintaining our focus on high-quality issuers with solid balance sheets and substantial cash flows. We will also continue our efforts to insulate the Fund from interest rate risk, foregoing some upside potential in the interests of safeguarding your investment from volatility. We are confident that this patient, disciplined approach will prove its worth over the long term.

Thank you for your continued investment in Janus Short-Term Bond Fund.

(1) Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of October 31, 2002, Lipper ranked Janus Short-Term Bond Fund 51 out of 88 and 17 out of 31 short investment grade debt funds for the 5-, and 10-year periods, respectively.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments and Financial Statements.

20  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Asset Mix
(% of Net Assets)                          October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
Corporate Bonds
  Investment Grade                                    48.4%                47.3%
  High-Yield/High-Risk                                 4.6%                 3.0%
U.S. Government Obligations                           43.2%                29.4%
Cash and Cash Equivalents                              3.8%                20.3%

Fund Profile
                                           October 31, 2002     October 31, 2001
--------------------------------------------------------------------------------
Weighted Average Maturity                          2.8 Yrs.             2.4 Yrs.
Average Modified Duration**                        2.6 Yrs.             2.2 Yrs.
30-Day Current Yield***
  With Reimbursement                                  2.31%                3.34%
  Without Reimbursement                               2.03%                3.03%
Weighted Average Fixed Income
  Credit Rating                                           A                    A

 **A theoretical measure of price volatility.
***Yields will fluctuate.

--------------------------------------------------------------------------------
Average Annual Total Return - for the periods ended October 31, 2002

                              One Year    Five Year    Ten Year    Since 9/1/92*
Janus Short-Term Bond Fund     2.22%        5.50%       5.46%          5.35%
Lehman Brothers 1-3 Year
  Government/Credit Index      4.91%        6.60%       6.15%          6.08%

Janus Short-Term
Bond Fund
$16,985

Lehman Brothers
1-3 Year
Government/
Credit Index
$18,221
--------------------------------------------------------------------------------

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Short-Term Bond Fund and the Lehman Brothers 1-3 Year Government/Credit Index. Janus Short-Term Bond Fund is represented by a shaded area of blue. The Lehman Brothers 1-3 Year Government/Credit Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 1, 1992, through October 31, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Short-Term Bond Fund ($16,985) as compared to the Lehman Brothers 1-3 Year Government/Credit Index ($18,221).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Lehman Brothers 1-3 Year Government/Credit Index is composed of all bonds of investment grade with a maturity between one and three years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

The Adviser has agreed to waive a portion of the Fund's expenses. Without such waivers, the Fund's yield and total return would have been lower.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Corporate Notes - 53.0%
Audio and Video Products - 1.0%
$  5,000,000    Sony Capital Corp., 4.95%
                  notes, due 11/1/06+ .......................     $    5,292,515

Automotive - Truck Parts and Equipment - 0.2%
   1,000,000    Lear Corp., 7.96%
                  company guaranteed notes, due 5/15/05 .....          1,035,000

Beverages - Non-Alcoholic - 3.8%
   8,000,000    Coca-Cola Co., 4.00%
                  notes, due 6/1/05 .........................          8,315,736
  10,000,000    PepsiCo, Inc., 4.50%
                  notes, due 9/15/04 ........................         10,408,540

                                                                      18,724,276

Cable Television - 1.2%
$    650,000    Cox Communications, Inc., 6.15%
                  notes, due 8/1/03 .........................     $      645,204
   1,875,000    Lenfest Communications, Inc., 10.50%
                  senior subordinated notes, due 6/15/06 ....          1,837,500
   3,250,000    TCI Communications, Inc., 6.375%
                  senior notes, due 5/1/03 ..................          3,236,772

                                                                       5,719,476

Casino Hotels - 0.9%
   1,500,000    Mandalay Resort Group, Inc., 6.75%
                  senior subordinated notes, due 7/15/03 ....          1,509,375
   1,000,000    MGM Mirage, Inc., 6.95%
                  senior collateralized notes, due 2/1/05 ...          1,019,967
   2,000,000    Mirage Resorts, Inc., 6.625%
                  notes, due 2/1/05 .........................          2,014,984

                                                                       4,544,326

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS SHORT-TERM BOND FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Computers - 1.8%
$  2,500,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................     $    2,493,750
   6,000,000    IBM Corp., 4.125%
                  notes, due 6/30/05 ........................          6,237,306

                                                                       8,731,056

Cosmetics and Toiletries - 5.9%
  10,000,000    Colgate-Palmolive Co., 3.98%
                  notes, due 4/29/05 ........................         10,394,080
   8,000,000    Gillette Co., 4.00%
                  notes, due 6/30/05 ........................          8,357,928
  10,000,000    Procter & Gamble Co., 4.00%
                  notes, due 4/30/05 ........................         10,391,610

                                                                      29,143,618

Cruise Lines - 0.2%
   1,000,000    Royal Caribbean Cruises, Ltd., 8.125%
                  senior notes, due 7/28/04 .................            970,000

Diversified Financial Services - 4.8%
   5,000,000    Citigroup, Inc., 4.125%
                  notes, due 6/30/05 ........................          5,166,090
  10,000,000    General Electric Capital Corp., 4.25%
                  notes, due 1/28/05 ........................         10,349,090
   8,000,000    John Deere Capital Corp., 5.125%
                  notes, due 10/19/06 .......................          8,409,720

                                                                      23,924,900

Electric - Integrated - 0.8%
   4,000,000    Dominion Resources, Inc., 3.875%
                  notes, due 1/15/04 ........................          3,986,000

Finance - Auto Loans - 4.1%
                General Motors Acceptance Corp.:
   6,000,000      5.80%, notes, due 3/12/03 .................          6,028,392
  10,000,000      4.75%, notes, due 10/15/03(omega) .........         10,038,070
   4,000,000    Toyota Motor Credit Corp., 4.05%
                  notes, due 11/30/04 .......................          4,145,156

                                                                      20,211,618

Finance - Credit Card - 2.0%
   9,000,000    American Express Co., 5.50%
                  notes, due 9/12/06 ........................          9,686,763

Food - Diversified - 4.4%
  10,000,000    General Mills, Inc., 5.125%
                  notes, due 2/15/07 ........................         10,501,890
   5,000,000    Kellogg Co., 5.50%
                  notes, due 4/1/03 .........................          5,060,570
   6,000,000    Kraft Foods, Inc., 4.625%
                  notes, due 11/1/06 ........................          6,276,552

                                                                      21,839,012

Food - Meat Products - 0.9%
   4,000,000    Tyson Foods, Inc., 6.625%
                  notes, due 10/1/04 ........................          4,226,904

Food - Retail - 2.5%
  12,000,000    Safeway, Inc., 3.625%
                  notes, due 11/5/03 ........................         12,107,820

Food - Wholesale/Distribution - 1.3%
$  6,000,000    Sysco Corp., 4.75%
                  notes, due 7/30/05 ........................     $    6,369,168

Funeral Services and Related Items - 0.7%
   2,000,000    Service Corporation International, Inc., 6.00%
                  notes, due 12/15/05 .......................          1,710,000
   2,000,000    Stewart Enterprises, Inc., 6.40%
                  notes, due 5/1/03 .........................          1,980,000

                                                                       3,690,000

Health Care Cost Containment - 0.2%
   1,000,000    Caremark Rx, Inc., 7.375%
                  senior notes, due 10/1/06 .................            995,000

Hotels and Motels - 0.2%
   1,250,000    Starwood Hotels & Resorts Worldwide, Inc.
                  6.75%, notes, due 11/15/05 ................          1,212,500

Leisure, Recreation and Gaming - 0.2%
   1,000,000    Hard Rock Hotel, Inc., 9.25%
                  senior subordinated notes, due 4/1/05 .....            987,500

Medical - HMO - 0.9%
   4,000,000    UnitedHealth Group, Inc., 5.20%
                  notes, due 1/17/07 ........................          4,242,380

Medical - Hospitals - 1.4%
   7,000,000    Tenet Healthcare Corp., 5.375%
                  notes, due 11/15/06 .......................          7,024,500

Medical - Wholesale Drug Distributors - 0.6%
                Bergen Brunswig Corp.:
   2,500,000      7.375%, senior notes, due 1/15/03 .........          2,506,250
     350,000      7.25%, senior notes, due 6/1/05 ...........            355,250

                                                                       2,861,500

Multi-Line Insurance - 0.9%
   4,000,000    Allstate Corp., 5.375%
                  notes, due 12/1/06 ........................          4,235,104

Multimedia - 1.7%
   8,000,000    Walt Disney Co., 4.875%
                  notes, due 7/2/04 .........................          8,164,968

Oil Companies - Exploration and Production - 0.6%
   1,000,000    Chesapeake Energy Corp., 7.875%
                  senior notes, due 3/15/04 .................          1,040,000
   2,000,000    Ocean Energy, Inc., 8.375%
                  company guaranteed notes, due 7/1/08 ......          2,100,000

                                                                       3,140,000

Oil Companies - Integrated - 1.5%
   7,000,000    BP Capital Markets PLC, 4.00%
                  notes, due 4/29/05 ........................          7,270,900

Rental Auto/Equipment - 0.3%
   1,500,000    Avis Group Holdings, Inc., 11.00%
                  company guaranteed notes, due 5/1/09 ......          1,618,125

Retail - Discount - 2.6%
   2,000,000    Costco Wholesale Corp., 5.50%
                  notes, due 3/15/07 ........................          2,156,196
  10,000,000    Wal-Mart Stores, Inc., 4.375%
                  notes, due 7/12/07 ........................         10,436,280

                                                                      12,592,476

See Notes to Schedules of Investments and Financial Statements.

22  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Retail - Restaurants - 0.5%
$  2,500,000    McDonald's Corp., 4.15%
                  notes, due 2/15/05 ........................     $    2,605,017

Retail - Video Rental - 0.2%
   1,000,000    Hollywood Entertainment Corp., 10.625%
                  senior subordinated notes, due 8/15/04 ....          1,000,000

Satellite Telecommunications - 0.4%
   2,000,000    PanAmSat Corp., 6.00%
                  notes, due 1/15/03 ........................          1,996,494

Savings/Loan/Thrifts - 0.2%
   1,000,000    Sovereign Bancorp, Inc., 8.625%
                  senior notes, due 3/15/04 .................          1,044,773

Super-Regional Banks - 2.2%
  10,000,000    Wells Fargo & Co., 5.125%
                  notes, due 2/15/07 ........................         10,689,580

Telephone - Integrated - 0.8%
   4,000,000    AT&T Corp., 6.50%
                  senior notes, due 11/15/06(omega) .........          4,000,000

Television - 0.4%
   1,750,000    Sinclair Broadcast Group, Inc., 9.00%
                  company guaranteed notes, due 7/15/07 .....          1,830,938

Tools - Hand Held - 0.7%
   3,250,000    Stanley Works, 3.50%
                  notes, due 11/1/07+ .......................          3,257,833
--------------------------------------------------------------------------------
Total Corporate Notes (cost $252,906,902) ...................        260,972,040
--------------------------------------------------------------------------------
U.S. Government Obligations - 43.2%
U.S. Government Agencies - 26.5%
                Fannie Mae:
  40,000,000      3.00%, due 6/15/04 ........................         40,795,840
  52,000,000      2.875%, due 10/15/05 ......................         52,700,960
  35,000,000      4.75%, due 1/2/07 .........................         36,922,690

                                                                     130,419,490

U.S. Treasury Notes - 16.7%
  30,000,000      3.375%, due 4/30/04** .....................         30,821,580
  20,000,000      3.50%, due 11/15/06 .......................         20,742,080
  30,000,000      3.25%, due 8/15/07 ........................         30,690,240

                                                                      82,253,900
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $208,677,726) .......        212,673,390
--------------------------------------------------------------------------------
Repurchase Agreement - 1.6%
$  8,200,000    Salomon Smith Barney Holdings, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $8,200,438
                  collateralized by $12,676,133
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $193,402 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03 - 2/15/29; with respective
                  values of $8,141,035 and $222,965
                  (cost $8,200,000) .........................     $    8,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $469,784,628) - 97.8% .........        481,845,430
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 2.2%         10,712,010
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  492,557,440
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
800 Contracts   U.S. Treasury - 5-year Note
                  expires December 2002, principal
                  amount $89,751,566, value $90,987,500
                  cumulative depreciation ...................     $  (1,235,934)
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUNDS                   Sharon Pichler, portfolio manager
                                           Janus Money Market Fund
                                           Janus Tax-Exempt Money Market Fund
                                           J. Eric Thorderson, portfolio manager
                                           Janus Government Money Market Fund

For the 12 months ended October 31, 2002, Janus Money Market Fund - Investor Shares earned a top-quartile ranking, placing 69th out of 387 U.S. money market funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(1) For the same period, Janus Government Money Market Fund - Investor Shares ranked 31st out of 136 U.S. government money market funds(2) and Janus Tax-Exempt Money Market Fund - Investor Shares ranked 30th out of 133 U.S. tax-exempt money market funds,(3) earning both Funds top-quartile rankings.

[PHOTO]

[PHOTO]

In a surprise move shortly after period-end, the Federal Reserve Board voted to lower overnight interest rates to 1.25%, a one-half percentage point reduction. Although the market was factoring in a quarter-point cut, the larger-than-expected easing left investors perplexed. Was the Fed simply providing an added dose of monetary stimulus or was it telling us that the economy was considerably worse off than it appeared? In the aftermath of its decision, the Fed indicated that it saw no need for further cuts, evidenced by its shift in bias from weakness to neutral. Nevertheless, as the economic recovery continued to languish, money fund investors struggled with dramatically lower yields, a limited supply of available securities and an ongoing climate of credit deterioration.

As we began to anticipate the Fed's rate cut, we were able to extend the Fund's maturity to capture some higher yields before they disappeared. Those trades will potentially benefit the yield on the Fund for awhile. We think the economy will likely continue its anemic recovery, and that, as a result, interest rates are more likely to be higher a year from now than lower. This outlook provides the basis for expectations for a steeper short-term yield curve. Considering that a slow-growth economy will most likely keep overnight rates unchanged for at least the next six months, we have been more apt to explore one-year maturities, which represent the long end of our universe. Uncertainty, however, keeps us on a steady path and prevents us from positioning the Fund too aggressively.

More than a year after the horrific events of September 11, it appears that corporate greed and fraud may have inflicted more damage on the U.S. economy than the attacks themselves. In retrospect, none of the accounting scandals appears to have harmed the broader money fund marketplace. All the same, we remain on heightened alert, guarding against the sort of fraudulent financial reporting that brought down companies such as Enron and WorldCom. Furthermore, because of recent economic and financial hardships, a number of previously solid companies are either not eligible or barely eligible to issue short-term securities. With new and tighter standards for accounting disclosure now signed into law, we are continuously revisiting all of our approved names, confirming that they are employing the most judicious practices. We are confident that these issuers are adhering to standards that are as strict as or even stricter than those currently in place.

In conclusion, regardless of economic direction or other exogenous events, our goal remains the same: vigilant preservation of principal and assurance of liquidity through the careful and flexible selection of lower-risk investments.

Thank you for your continued investment in the Janus Money Market Funds.

(1) Lipper, a Reuters Company, defines a U.S. Money Market fund as one that invests in "high-quality financial instruments rated in the top two grades with dollar-denominated average maturities of less than 90 days" and that intends "to keep constant net asset value." As of October 31, 2002, Lipper ranked Janus Money Market Fund - Investor Shares 53 out of 258 U.S. money market funds for the 5-year period.

(2) Lipper, a Reuters Company, defines a U.S. Government Money Market fund as one that invests in "high-quality financial instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, with dollar-weighted average maturities of less than 90 days" and that intends "to keep constant net asset value." As of October 31, 2002, Lipper ranked Janus Government Money Market Fund - Investor Shares 24 out of 94 U.S. government money market funds for the 5-year period.

(3) Lipper, a Reuters Company, defines a U.S. Tax-Exempt Money Market fund as one that invests in "high-quality municipal obligations with dollar-weighted average maturities of less than 90 days" and that intends "to keep constant net asset value." As of October 31, 2002, Lipper ranked Janus Tax-Exempt Money Market Fund - Investor Shares 16 out of 105 U.S. tax-exempt money market funds for the 5-year period.

Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total returns with capital gains and dividends reinvested.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund(s) seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund(s).

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

There is no assurance that the investment process will consistently lead to successful investing.

24  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Certificates of Deposit - 8.4%
                Abbey National Treasury Services, New York:
$ 25,000,000      2.06%, 9/16/03 ............................     $   25,000,000
  25,000,000      2.05%, 10/23/03 ...........................         25,000,000
  25,000,000    Bank of New York
                  2.57%, 5/13/03 ............................         24,994,777
                Bank of Nova Scotia, Portland:
  25,000,000      2.85%, 3/19/03 ............................         25,042,217
  50,000,000      2.98%, 3/27/03 ............................         50,126,465
  25,000,000    Bank of the West
                  2.08%, 7/17/03 ............................         25,001,755
                Bayerische Hypo Und Vereinsbank A.G.
                  New York:
  50,000,000      1.86%, 12/17/02 ...........................         49,881,167
  50,000,000      2.21%, 3/7/03 .............................         50,051,052
  50,000,000    Bayerische Landesbank Girozentrale
                  New York
                  2.00%, 8/12/03 ............................         50,000,000
  50,000,000    Canadian Imperial Bank of Commerce
                  New York
                  2.66%, 4/22/03 ............................         49,995,349
  40,000,000    Comerica Bank
                  2.275%, 6/23/03 ...........................         40,149,866
  25,000,000    Foreningssparbanken A.B., New York
                  2.30%, 2/10/03 ............................         25,000,000
  50,000,000    Merita Bank PLC, New York
                  2.04%, 11/13/02 ...........................         50,000,660
                Natexis Banques Populaires, New York:
  50,000,000      2.62%, 4/25/03 ............................         49,990,533
  50,000,000      1.90%, 9/17/03 ............................         50,000,000
  50,000,000      2.05%, 10/23/03 ...........................         50,000,000
                Norddeutsche Landesbank Girozentrale
                  New York:
  50,000,000      2.17%, 11/18/02 ...........................         49,999,769
  50,000,000      2.06%, 12/31/02 ...........................         50,000,000
  50,000,000    Nordea Bank Finland, New York
                  2.63%, 5/22/03 ............................         49,991,804
  30,000,000    Royal Bank of Scotland, New York
                  2.72%, 6/16/03 ............................         30,000,000
                Societe Generale N.A., Inc.:
  25,000,000      2.04%, 9/3/03 .............................         25,002,082
  30,000,000      1.90%, 10/9/03 ............................         30,000,000
                Southtrust Bank N.A.:
  50,000,000      1.89%, 12/19/02 ...........................         50,000,000
  50,000,000      1.65%, 4/10/03 ............................         50,000,000
  50,000,000    Svenska Handelsbanken A.B., New York
                  2.20%, 11/18/02 ...........................         50,000,000
                Westdeutsche Landesbank Girozentrale
                  New York:
  25,000,000      2.27%, 1/27/03 ............................         25,000,000
  50,000,000      2.21%, 2/4/03 .............................         50,000,000
  50,000,000      2.13%, 7/21/03 ............................         50,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (cost $1,150,227,496) .........      1,150,227,496
--------------------------------------------------------------------------------
Commercial Paper - 23.5%
$ 85,000,000    ABN AMRO N.A. Finance, Inc.
                  1.83%-1.85%, 3/11/03 ......................     $   84,435,764
  50,000,000    Allied Irish Banks N.A., Inc.
                  1.98%, 12/9/02 ............................         49,895,500
  25,864,000    Ariesone Metafolio Corp.
                  1.85%, 11/13/02+ ..........................         25,848,051
                Banco Bilbao Vizcaya Argentaria Puerto Rico:
  50,000,000      1.75%, 1/3/03+,ss. ........................         49,846,875
  50,000,000      1.85%, 1/16/03+,ss. .......................         49,804,722
  50,000,000      1.85%, 1/22/03+,ss. .......................         49,789,306
  34,250,000    Banco Continental de Panama S.A.
                  2.18%, 2/6/03+,ss. ........................         34,048,819
  20,000,000    Banco Nacional de Comercio Exterior, S.N.C.
                  2.15%, 12/16/02 ...........................         19,946,250
                Banco Santander Puerto Rico:
  25,000,000      1.83%, 11/1/02 ............................         25,000,000
  25,000,000      1.82%, 12/30/02 ...........................         24,925,431
  70,250,000    BankBoston Latin America S.A.
                  1.90%, 1/16/03 ............................         69,968,219
                Bavaria Trust Corp.:
  50,000,000      1.85%, 11/25/02+ ..........................         49,938,333
  25,000,000      1.85%, 1/16/03+ ...........................         24,902,361
  25,000,000      1.85%, 1/17/03+ ...........................         24,901,076
  25,000,000      1.85%, 1/21/03+ ...........................         24,895,938
  21,500,000    BCP Finance Bank, Ltd.
                  1.85%, 11/12/02 ...........................         21,487,847
                Check Point Charlie, Inc.:
  38,510,000      1.88%, 11/1/02+ ...........................         38,510,000
  38,778,000      1.72%, 11/6/02+ ...........................         38,768,736
  19,000,000      1.88%, 11/12/02+ ..........................         18,989,086
  50,000,000      1.75%, 11/18/02+ ..........................         49,958,681
  47,500,000      1.82%-1.83%, 11/25/02+ ....................         47,442,200
  48,900,000      1.82%, 12/4/02+ ...........................         48,818,419
  74,000,000      1.82%-1.84%, 12/10/02+ ....................         73,853,577
  50,000,000      1.96%, 12/11/02+ ..........................         49,891,111
  50,000,000      1.82%-1.83%, 12/13/02+ ....................         49,893,541
  55,600,000      1.83%, 12/16/02+ ..........................         55,472,815
  27,870,000      1.84%, 1/15/03+ ...........................         27,763,165
  50,000,000      1.85%, 1/16/03+ ...........................         49,804,722
  20,000,000      1.81%, 2/24/03+ ...........................         19,884,361
  50,000,000    Commerzbank U.S. Finance
                  1.87%, 12/19/02 ...........................         49,875,333
  63,253,000    CSN Overseas
                  1.98%, 12/11/02 ...........................         63,113,843
                Depfa Bank Europe PLC:
  50,000,000      1.98%, 11/5/02+ ...........................         49,989,000
  19,200,000      1.88%, 12/2/02+ ...........................         19,168,917
  50,000,000      2.00%, 12/10/02+ ..........................         49,891,667
  40,000,000      1.93%, 4/11/03+ ...........................         39,654,744
                Foreningssparbanken A.B.:
  50,000,000      1.85%, 3/11/03 ............................         49,665,972
  50,000,000      1.90%, 4/7/03 .............................         49,585,694
  70,000,000    Four Winds Funding Corp.
                  2.15%, 11/15/02+,ss. ......................         69,941,472

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Commercial Paper - (continued)
                General Electric Capital Corp.:
$ 50,000,000      2.15%, 2/4/03 .............................     $   49,716,319
  50,000,000      2.17%, 2/18/03 ............................         49,671,486
                K2 (U.S.A.) LLC:
  59,000,000      1.95%-2.07%, 11/12/02+ ....................         58,963,966
  45,000,000      2.03%, 11/27/02+ ..........................         44,934,025
  26,000,000      2.00%, 11/29/02+ ..........................         25,959,556
  21,000,000      2.00%, 12/4/02+ ...........................         20,961,500
  50,000,000      1.72%, 1/6/03+ ............................         49,842,333
  20,000,000      2.12%, 1/13/03+ ...........................         19,914,022
  22,000,000      1.70%, 2/3/03+ ............................         21,902,344
  50,000,000      1.86%, 2/10/03+ ...........................         49,739,083
                Landesbank Schleswig-Holstein Girozentrale:
  50,000,000      1.975%, 12/9/02+ ..........................         49,895,764
  50,000,000      2.17%, 2/7/03+ ............................         49,704,639
  25,000,000      2.225%, 2/11/03+ ..........................         24,842,396
  30,000,000      1.73%, 5/15/03+ ...........................         29,718,875
  25,000,000      2.15%, 7/10/03+ ...........................         24,625,243
                Medical Building Funding IV:
  20,500,000      Series 2001, 1.93%, 11/26/02 ..............         20,472,524
  22,900,000      Series 2002, 1.93%, 11/26/02 ..............         22,869,308
  50,000,000    Natexis Banques Populaires U.S. Finance
                  Company LLC, 1.97%, 12/5/02 ...............         49,906,972
                Nordea North America, Inc.:
  25,000,000      2.20%, 2/25/03 ............................         24,822,778
  25,000,000      2.20%, 3/3/03 .............................         24,813,611
  25,000,000      2.20%, 3/4/03 .............................         24,812,083
  50,000,000    Northern Rock PLC
                  1.70%, 1/23/03+ ...........................         49,804,028
                PB Finance (Delaware), Inc.:
  50,000,000      1.70%, 11/13/02 ...........................         49,971,667
  50,000,000      1.75%, 12/10/02 ...........................         49,905,208
                Rinker Materials Corp.:
  25,000,000      1.84%, 11/5/02 ............................         24,994,889
  25,000,000      1.84%, 11/6/02 ............................         24,993,611
  30,000,000      1.83%, 12/2/02 ............................         29,952,725
  50,000,000      1.85%, 12/17/02 ...........................         49,881,806
  20,000,000      1.85%, 1/9/03 .............................         19,929,083
  50,000,000    Santander Central Hispano Finance
                  (Delaware), Inc., 2.10%, 11/25/02 .........         49,930,000
                Sempra Energy Global Enterprises, Inc.:
  47,600,000      2.12%, 11/1/02+ ...........................         47,600,000
  25,000,000      2.15%, 11/5/02+ ...........................         24,994,028
                Sigma Finance, Inc.:
  50,000,000      1.95%, 11/12/02+ ..........................         49,970,208
  32,000,000      2.02%, 11/22/02+ ..........................         31,962,293
  50,000,000      1.97%, 12/2/02+ ...........................         49,915,181
  50,000,000      1.97%, 4/4/03+ ............................         49,578,639
  50,000,000    Societe Generale N.A., Inc.
                  1.84%, 3/17/03 ............................         49,652,444
  35,500,000    Unibanco-Uniao de Bancos Brasilieros S.A.
                  Grand Cayman, 1.90%, 8/13/03 ..............         34,966,021
                Victory Receivables Corp.:
  50,000,000      1.82%, 11/13/02+ ..........................         49,969,667
  50,000,000      1.82%, 11/20/02+ ..........................         49,951,972
  50,000,000      1.82%, 11/21/02+ ..........................         49,949,444
--------------------------------------------------------------------------------
Total Commercial Paper (cost $3,215,533,289) ................      3,215,533,289
--------------------------------------------------------------------------------
Floating Rate Notes - 9.0%
                American Express Centurion:
$ 50,000,000      1.84%, 4/29/03 ............................     $   50,004,526
  25,000,000      1.80%, 7/11/03 ............................         25,000,000
  40,000,000      1.80%, 10/10/03 ...........................         40,000,000
                American Honda Finance Corp.:
  25,000,000      1.79%, 12/9/02+ ...........................         25,000,000
  50,000,000      1.77%, 6/24/03+ ...........................         49,990,342
  25,000,000      1.745%, 9/10/03+ ..........................         24,993,569
  35,000,000      1.73%, 10/8/03+ ...........................         34,990,190
  75,000,000    Associates Corp. N.A.
                  1.86438%, 6/26/03 .........................         75,000,000
 175,000,000    Blue Heron Funding II, Ltd., Class A
                  1.85875%, 3/21/03+,ss. ....................        175,000,000
  90,000,000    Comerica Bank
                  1.88%, 10/24/03 ...........................         89,982,307
  50,000,000    Credit Suisse First Boston, Inc.
                  2.17625%, 10/23/03 ........................         50,167,583
  33,265,000    FleetBoston Financial Corp.
                  1.925%, 7/14/03 ...........................         33,288,368
  55,000,000    Four Winds Funding Corp.
                  1.805%, 11/12/02+,ss. .....................         54,992,438
  80,000,000    General Electric Capital Corp.
                  1.845%, 10/17/03 ..........................         80,000,000
  26,861,674    GMACCM Mortgage Trust III Series 2000
                  - Class A, (credit enhanced and liquidity
                  provided by Freddie Mac), 1.85%, 9/20/05 ss.        26,861,674
                Household Finance Corp.:
  25,000,000      2.04%, 12/20/02 ...........................         25,000,000
  50,000,000      2.305%, 6/16/03 ...........................         50,000,000
                Key Bank N.A.:
  25,000,000      2.04%, 11/6/02 ............................         25,000,304
  17,500,000      1.8175%, 2/3/03 ...........................         17,500,913
 168,043,500    Liquid Asset Backed Securities Trust
                  Series 1998-2 Class A
                  1.85%, 11/26/02 ...........................        168,043,500
  50,000,000    Northern Rock PLC
                  1.75%-1.8225%, 2/14/03 ....................         50,000,000
  35,762,320    Residential Mortgage Securities Series 12A
                  - Class A1, 1.83%, 4/11/03+,ss. ...........         35,762,320
  25,000,000    Sigma Finance, Inc.
                  1.80%, 12/3/02+ ...........................         24,999,562
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,231,577,596) .............      1,231,577,596
--------------------------------------------------------------------------------
Master Notes - 22.1%
 200,000,000    Banc of America Securities LLC (same day put)
                  2.03%, 11/1/02 ............................        200,000,000
 400,000,000    EMC Mortgage Corp. (same day put)
                  2.075%, 5/2/03 ............................        400,000,000
 500,000,000    GMAC Mortgage Corp. of Pennsylvania
                  2.315374%, 11/1/02 ........................        500,000,000
 660,000,000    J.P. Morgan Securities, Inc. (seven day put)
                  1.955%, 4/29/03 ...........................        660,000,000
                Lehman Brothers, Inc.:
 530,000,000      (same day put), 2.055%, 2/16/03 ...........        530,000,000
  80,000,000      (90 day put), 2.055%, 5/21/03 .............         80,000,000
                Merrill Lynch & Company, Inc.:
 210,000,000      (same day put), 2.025%, 11/1/02 ...........        210,000,000
 450,000,000      (seven day put), 2.025%, 2/24/03 ..........        450,000,000
--------------------------------------------------------------------------------
Total Master Notes (cost $3,030,000,000) ....................      3,030,000,000
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

26  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Repurchase Agreements - 28.0%
$1,000,000,000  ABN AMRO Bank N.V., 1.93%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $1,000,053,611
                  collateralized by $951,903,280
                  in U.S. Government Agencies
                  2.62%-6.87%, 10/6/05-6/25/29
                  $140,029,000 in U.S. Treasury
                  Notes/Bonds; 4.75%-6.625%
                  2/15/04-2/15/27; with respective
                  values of $859,983,374
                  and $160,017,091 ..........................     $1,000,000,000
 227,100,000    ABN AMRO Bank N.V., 1.95%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $227,112,301
                  collateralized by $1,376,066,527
                  in U.S. Government Agencies
                  2.62%-8.199%; 4/1/09-12/1/37
                  with a value of $231,642,000 ..............        227,100,000
 600,000,000    Banc of America Securities LLC, 1.94%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $600,032,333
                  collateralized by $2,491,920,627
                  in U.S. Government Agencies
                  0%-8.00%, 1/25/06-7/1/32
                  with a value of $612,000,000 ..............        600,000,000
 350,000,000    Banc of America Securities LLC, 1.97%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $350,019,153
                  collateralized by $357,842,067
                  in Commercial Paper; 0%-1.90%, P-1
                  11/4/02-4/16/03; with a value
                  of $357,000,000 ...........................        350,000,000
 330,000,000    Bear Stearns & Company, Inc., 1.955%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $330,017,921
                  collateralized by $3,208,178,501
                  in U.S. Government Agencies
                  0%, 3/15/19-9/25/32
                  with a value of $336,600,945 ..............        330,000,000
 500,000,000    JP Morgan Securities, Inc., 1.95%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $500,027,083
                  collateralized by $2,834,738,917
                  in Collateralized Mortgage Obligations
                  0%-8.132%, 5/13/04-11/15/39
                  AAA-BBB-; with a value of $525,003,691 ....        500,000,000
 150,400,000    Morgan Stanley & Company, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $150,408,042
                  collateralized by $475,019,139
                  in U.S. Government Agencies
                  0%-8.00%, 7/15/26-9/1/32
                  with a value of $153,441,676 ..............        150,400,000

Repurchase Agreements - (continued)
$671,600,000    Salomon Smith Barney Holdings, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $671,635,912
                  collateralized by $1,038,206,185
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $15,840,089 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03-2/15/29; with respective
                  values of $666,770,653
                  and $18,261,374 ...........................     $  671,600,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $3,829,100,000) ...........      3,829,100,000
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.8%
                Dorada Finance, Inc.:
  40,000,000      2.625%, 5/16/03+ ..........................         40,000,000
  25,000,000      1.96%, 10/27/03+ ..........................         25,000,000
  16,530,239    Ford Credit Auto Owner Trust
                  Series 2002-C Class A1
                  1.86%, 3/17/03+,ss. .......................         16,530,239
  50,000,000    Merck & Company, Inc.
                  4.54%, 2/24/03 ............................         50,333,563
                National City Bank:
  50,000,000      2.06%, 1/15/03 ............................         49,998,980
  50,000,000      2.585%, 3/7/03 ............................         50,001,705
                Sigma Finance, Inc.:
  55,000,000      2.01%, 11/15/02+ ..........................         54,997,547
  50,000,000      1.95%, 10/7/03+ ...........................         50,000,000
  45,000,000      1.96%, 10/27/03+ ..........................         45,000,000
--------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $381,862,034) ........        381,862,034
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 5.0%
  14,980,000    Breckenridge Terrace LLC
                  1.74%, 5/1/39 .............................         14,980,000
  23,700,000    Brosis Finance LLC
                  1.80%, 9/1/19 .............................         23,700,000
  20,000,000    Colorado Housing and Finance Authority
                  1.82%, 5/1/41 .............................         20,000,000
  16,025,000    Colorado Natural Gas, Inc., Series 2002
                  1.87%, 7/1/32 .............................         16,025,000
  33,800,000    Cook County, Illinois, Series A
                  1.79%, 11/1/23 ............................         33,800,000
  15,000,000    Eufaula, Alabama Industrial Development
                  Board, (Chia Tai Project)
                  1.98%, 6/1/13 .............................         15,000,000
  22,000,000    Gary, Indiana Redevelopment District
                  Economic Growth Revenue, Series A
                  1.89%, 1/8/06 .............................         22,000,000
  40,000,000    Glen Raven Mills, North Carolina
                  1.80%, 5/1/14 .............................         40,000,000
  40,000,000    Gulf States Paper Corp.
                  1.80%, 11/1/18 ............................         40,000,000

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  27

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Taxable Variable Rate Demand Notes - (continued)
$ 10,400,000    HHH Supply and Investment Co.
                  2.05%, 7/1/29 .............................     $   10,400,000
  12,600,000    Lenexa, Kansas Industrial Revenue
                  (Labone, Inc. Project), Series A
                  1.80%, 9/1/09 .............................         12,600,000
  59,000,000    Los Angeles, California Community
                  Redevelopment Agency, Series A
                  2.00%, 12/1/18 ............................         59,000,000
  24,900,000    Los Angeles, California County
                  Fair Association
                  1.85%, 11/1/16 ............................         24,900,000
  20,675,000    Louisiana Health Systems Corp. Revenue
                  Series B, 1.85%, 10/1/22 ..................         20,675,000
  33,830,000    Montgomery, Alabama BMC Special Care
                  Facilities Financing Authority
                  (Baptist Medical Center), Series C
                  1.84%, 11/15/29 ...........................         33,830,000
  29,400,000    Morganite Industries, Inc.
                  1.80%, 7/1/18 .............................         29,400,000
  31,500,000    Olympic Club, California Revenue
                  Series 2002
                  1.85%, 10/1/32 ............................         31,500,000
  10,000,000    Patrick Schaumburg Automobiles, Inc.
                  1.80%, 7/1/08 .............................         10,000,000
  37,000,000    Racetrac Capital LLC, Series 1998-A
                  1.80%, 4/1/18 .............................         37,000,000
  25,000,000    Rehau, Inc.
                  1.98%, 10/1/19 ............................         25,000,000
  12,390,000    Sabine River Authority, Texas Pollution
                  Control Revenue, (TXU Electric Co.
                  Project), Series D
                  2.13%, 12/1/36 ............................         12,390,000
  35,900,000    Shoosmith Brothers, Inc.
                  1.80%, 3/1/15 .............................         35,900,000
  15,900,000    St. Francis Place L.P.
                  2.00%, 12/1/08+ ...........................         15,900,000
  20,000,000    St. George Wellness Center
                  1.96%, 9/1/40 .............................         20,000,000
  37,500,000    Texas State Veterans Housing Assistance
                  Program, Series A-2
                  1.85%, 12/1/29 ............................         37,500,000
   4,820,000    Union City, Tennessee Industrial
                  Development Board, (Cobank LLC Project)
                  2.00%, 1/1/25 .............................          4,820,000
  38,975,000    Westchester County, New York Industrial
                  Development Agency (Fortwest II Facility)
                  Series 2002, 2.00%, 5/1/32 ................         38,975,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $685,295,000)         685,295,000
--------------------------------------------------------------------------------
U.S. Government Agency Note - 0.4%
$ 50,000,000    Freddie Mac
                  2.13%, 11/7/02 (cost $49,982,250) .........     $   49,982,250
U.S. Government Guaranteed Loan Note - 0.3%
  40,000,000    Navy Exchange Service Command
                  1.97%, 11/1/02 (cost $40,000,000) .........         40,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $13,613,577,665) - 99.5% ......     13,613,577,665
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.5%         67,902,735
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $13,681,480,400
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

28  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS GOVERNMENT MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
U.S. Government Agency Notes - 19.1%
                Fannie Mae:
$  8,573,000      2.18%, 11/1/02 ............................     $    8,573,000
  40,000,000      2.055%-2.22%, 12/13/02 ....................         39,900,950
  10,000,000      2.42%, 1/10/03 ............................          9,952,944
  30,000,000      2.27%-2.45%, 2/7/03 .......................         29,807,539
  10,000,000      5.00%, 2/14/03 ............................         10,075,300
  10,000,000      1.96%, 3/6/03 .............................          9,931,944
  10,000,000      2.19%, 3/7/03 .............................          9,923,350
  20,000,000      2.39%-2.50%, 5/2/03 .......................         19,752,783
  10,000,000      4.00%, 8/15/03 ............................         10,153,647
  12,650,000      1.63%, 8/22/03 ............................         12,481,607
                Federal Farm Credit Bank:
   8,730,000      2.32%, 2/26/03 ............................          8,664,176
  14,000,000      2.45%, 4/30/03 ............................         13,828,500
                Federal Home Loan Bank System:
  20,000,000      1.97%, 9/10/03 ............................         20,000,000
  15,000,000      1.82%, 10/30/03 ...........................         15,000,000
  20,000,000      3.125%, 11/14/03 ..........................         20,252,726
                Freddie Mac:
  10,000,000      2.07%, 11/7/02 ............................          9,996,550
  10,000,000      2.42%, 11/20/02 ...........................          9,987,228
  20,000,000      2.13%, 1/10/03 ............................         19,917,167
  20,000,000      2.26%, 2/27/03 ............................         19,851,844
  10,000,000      2.76%, 3/27/03 ............................          9,888,067
  20,000,000      2.02%, 8/6/03 .............................         20,000,000
  10,000,000      1.75%, 9/19/03 ............................          9,843,472
  15,000,000      1.62%, 10/9/03 ............................         14,769,150
  10,000,000    Sallie Mae
                  2.49%, 1/31/03 ............................          9,937,058
--------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $362,489,002) ......        362,489,002
--------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 23.5%
                Fannie Mae:
  15,000,000      1.755%, 12/26/02 ..........................         14,999,363
  10,000,000      1.7525%, 1/3/03 ...........................          9,999,416
   5,000,000      1.58563%, 1/10/03 .........................          4,999,562
  35,000,000      1.612%, 4/3/03 ............................         34,997,339
  20,000,000      1.6525%, 4/15/03 ..........................         19,994,101
  10,000,000      1.64625%, 5/2/03 ..........................          9,996,163
  10,000,000      1.6575%, 6/9/03 ...........................          9,996,232
  10,000,000      1.59675%, 7/14/03 .........................          9,996,552
  30,000,000      1.77%, 9/19/03 ............................         29,988,518
  10,000,000      1.65425%, 3/11/04 .........................          9,993,616
                Federal Farm Credit Bank:
  15,000,000      1.75%, 2/10/03 ............................         14,998,762
  30,000,000      1.765%, 9/19/03 ...........................         29,989,845
  25,000,000      1.675%, 3/16/04 ...........................         24,984,099
  20,000,000      1.675%, 4/7/04 ............................         19,989,975

U.S. Government Agency Variable Notes - (continued)
                Federal Home Loan Bank System:
$ 15,000,000      1.648%, 2/3/03 ............................     $   14,998,291
   5,000,000      1.67%, 2/14/03 ............................          4,999,584
   5,000,000      1.708%, 2/26/03 ...........................          4,999,412
  10,000,000      1.668%, 3/6/03 ............................          9,998,223
  10,000,000      1.675%, 3/14/03 ...........................          9,998,661
  10,000,000      1.69%, 3/21/03 ............................          9,997,858
  10,000,000      1.67%, 4/21/03 ............................          9,997,433
  15,000,000      1.65%, 6/17/03 ............................         14,994,387
  10,000,000      1.77%, 6/20/03 ............................          9,998,661
  10,000,000      1.59%, 8/14/03 ............................          9,996,867
  20,000,000      1.775%, 9/8/03 ............................         19,997,451
  10,000,000      1.646%, 12/12/03 ..........................          9,994,450
  30,000,000      1.633%, 12/29/03 ..........................         29,983,068
  15,500,000      1.78%, 1/29/04 ............................         15,498,077
  25,000,000    Sallie Mae
                  1.66875%, 10/27/03 ........................         24,985,920
--------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $445,361,886)      445,361,886
--------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 7.6%
                Navy Exchange Service Command:
  28,400,000      1.97%, 11/1/02 ............................         28,400,000
 116,400,000      1.84%, 11/7/02ss. .........................        116,400,000
--------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (cost $144,800,000)      144,800,000
--------------------------------------------------------------------------------
Floating Rate Notes - 0.2%
   2,984,631    GMACCM Mortgage Trust III Series 2000
                  - Class A, (credit enhanced and liquidity
                  provided by Freddie Mac)
                  1.85%, 9/20/05+,ss.(cost $2,984,631) ......          2,984,631
--------------------------------------------------------------------------------
Repurchase Agreements - 49.6%
 144,900,000    ABN AMRO Bank N.V., 1.93%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $144,907,768
                  collateralized by $103,214,000
                  in U.S. Treasury Notes/Bonds
                  8.00%-12.00%, 8/15/13-11/15/21
                  with a value of $147,799,169 ..............        144,900,000
 100,000,000    Banc of America Securities LLC, 1.94%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $100,005,389
                  collateralized by $415,320,105
                  in U.S. Government Agencies
                  0%-8.00%, 1/25/06-7/1/32
                  with a value of $102,000,000 ..............        100,000,000

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  29

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS GOVERNMENT MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Repurchase Agreements - (continued)
$150,000,000    Bear Stearns & Company, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $150,008,021
                  collateralized by $211,547,339
                  in U.S. Government Agencies
                  0%-3.1870%, 8/15/16-5/25/32
                  with a value of $153,002,718 ..............     $  150,000,000
 175,000,000    Credit Suisse First Boston, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $175,009,358
                  collateralized by $183,303,770
                  in U.S. Government Agencies
                  0%, 9/15/17-10/15/32
                  with a value of $178,502,188 ..............        175,000,000
  25,000,000    Goldman Sachs and Co., 1.60%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $25,001,111
                  collateralized by $17,488,000
                  in U.S. Treasury Bonds; 8.75%
                  5/15/17; with a value of $25,500,170 ......         25,000,000
 344,300,000    Morgan Stanley & Company, Inc., 1.925%
                  dated 10/31/02, maturing 11/1/02
                  to be repurchased at $344,318,410
                  collateralized by $1,087,427,456
                  in U.S. Government Agencies
                  0%-8.00%, 7/15/26-9/1/32
                  with a value of $351,263,093 ..............        344,300,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $939,200,000) .............        939,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,894,835,519) - 100% ........      1,894,835,519
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0% .            419,354
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $1,895,254,873
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

30  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Municipal Securities - 100.7%
Alaska - 0.3%
$  1,000,000    North Slope Borough, Series A
                  5.90%, 6/30/03 ............................     $    1,027,468
Arizona - 2.2%
   6,350,000    Tucson Industrial Development Authority
                  Multifamily Housing Revenue
                  (Freedom Park Apartments)
                  Variable Rate, 2.35%, 12/1/07 .............          6,350,000
Colorado - 16.7%
   1,000,000    Arvada, Variable Rate
                  1.65%, 11/1/20 ............................          1,000,000
   1,575,000    Aurora Centretech Metropolitan District
                  Series A, Variable Rate, 2.10%, 12/1/28 ...          1,575,000
   1,250,000    Boulder County Industrial Development
                  Revenue, (Mental Health Center)
                  Variable Rate, 2.00%, 11/1/14 .............          1,250,000
   4,220,000    Castle Rock Metropolitan District No. 7
                  Variable Rate, 2.00%, 12/1/30 .............          4,220,000
   7,430,000    Centennial Downs Metropolitan District
                  Variable Rate, 1.95%, 12/1/28 .............          7,430,000
   6,195,000    Colorado Health Facilities Authority Revenue
                  (National Benevolent Association)
                  Series D, Variable Rate, 1.90%, 3/1/25 ....          6,195,000
                Colorado Housing and Finance Authority
                  Multifamily Housing Revenue:
   2,000,000      Series A-1, Variable Rate, 1.85%, 10/1/30 .          2,000,000
     400,000      (Winridge Apartments), Variable Rate
                  1.85%, 2/15/28 ............................            400,000
   2,000,000    Colorado School of Mines Development
                  Corp. Revenue, Variable Rate
                  1.95%, 9/1/26 .............................          2,000,000
   1,005,000    Crystal Valley Metropolitan District No. 1
                  Variable Rate, 1.90%, 5/1/32 ..............          1,005,000
   1,850,000    Denver City and County Airport Revenue
                  Series A, Variable Rate, 7.25%, 11/15/25 ..          1,890,906
     200,000    Denver Health and Hospital Authority
                  Healthcare Revenue, Series A
                  Variable Rate, 2.00%, 12/1/32 .............            200,000
                Dove Valley Metropolitan District
                  Arapahoe County:
   1,000,000      Series B, Variable Rate, 2.25%, 11/1/25 ...          1,000,000
   3,335,000      Variable Rate, 2.25%, 5/1/20 ..............          3,335,000
   2,545,000      Variable Rate, 1.33%, 11/1/21 .............          2,545,000
   2,545,000      Variable Rate, 1.90%, 11/1/21 .............          2,545,000
                Interstate South Metropolitan District:
   1,000,000      Series B, Variable Rate, 2.25%, 11/1/14 ...          1,000,000
   1,000,000      Series B, Variable Rate, 1.90%, 11/1/14 ...          1,000,000
   4,300,000    Palomino Park Public Improvements Corp.
                  Assessment Lien Revenue
                  Variable Rate, 2.35%, 12/1/35 .............          4,300,000
   4,105,000    Stapleton Business Center Metropolitan
                  District, Variable Rate, 2.00%, 12/1/17 ...          4,105,000

                                                                      48,995,906

Florida - 4.1%
$  5,300,000    Dade County Water and Sewer Revenue
                  Variable Rate, 2.05%, 10/5/22 .............     $    5,300,000
   3,300,000    Gulf Breeze Healthcare Facilities Revenue
                  (Heritage Healthcare), Variable Rate
                  2.20%, 1/1/24 .............................          3,300,000
   3,500,000    Jacksonville Industrial Development Revenue
                  (Airport Hotel), Variable Rate
                  1.85%, 7/1/13 .............................          3,500,000

                                                                      12,100,000

Georgia - 1.0%
   1,100,000    Burke County Development Authority
                  Pollution Control Revenue
                  (Georgia Power Co.), Series 1
                  Variable Rate, 1.75%, 9/1/30 ..............          1,100,000
   1,800,000    South Georgia Hospital Authority Revenue
                  (Georgia Alliance Community Hospitals)
                  Series A, Variable Rate, 1.95%, 4/1/29 ....          1,800,000

                                                                       2,900,000
Idaho - 0.3%
   1,000,000    Idaho Health Facilities Authority Revenue
                  (St. Luke's Regional Medical Center)
                  Variable Rate, 1.95%, 5/1/22 ..............          1,000,000

Illinois - 3.2%
   5,100,000    Chicago Tax Increment, Series B
                  Variable Rate, 1.95%, 12/1/14 .............          5,100,000
                Illinois Health Facilities Authority Revenue:
     600,000      (Southern Illinois Healthcare, Inc.)
                  Variable Rate, 1.90%, 3/1/31 ..............            600,000
   3,100,000      (Swedish Covenant), Series A
                  Variable Rate, 1.86%, 8/15/27 .............          3,100,000
                Sauget Pollution Control Revenue
                  (Monsanto Co.):
     300,000      Variable Rate, 1.95%, 9/1/22 ..............            300,000
     300,000      Variable Rate, 1.95%, 5/1/28 ..............            300,000

                                                                       9,400,000

Indiana - 2.2%
                Indiana Health Facilities Financing
                  Authority Revenue, (Capital Access):
     500,000      Variable Rate, 1.85%, 4/1/13 ..............            500,000
   1,105,000      Variable Rate, 1.85%, 1/1/16 ..............          1,105,000
   1,010,000    Indiana State Educational Facilities
                  Authority Revenue, (Franklin College)
                  Variable Rate, 1.90%, 10/1/19 .............          1,010,000
     550,000    Logansport Economic Development Revenue
                  (Modine Manufacturing Co.)
                  Variable Rate, 2.00%, 1/1/08 ..............            550,000
   3,200,000    Marion Economic Development Revenue
                  (Indiana Wesleyan University)
                  Variable Rate, 1.90%, 6/1/30 ..............          3,200,000

                                                                       6,365,000

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  31

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Iowa - 4.0%
$  5,250,000    Buffalo Pollution Control Revenue
                  (LaFarge Corp.), Series B
                  Variable Rate, 2.10%, 10/1/10 .............     $    5,250,000
   5,050,000    Cerro Gordo County Private School Facility
                  Revenue, (Newman Catholic School
                  System), Variable Rate, 2.10%, 5/1/32 .....          5,050,000
     300,000    Iowa Finance Authority Private College
                  Revenue, (Morningside College)
                  Variable Rate, 2.05%, 7/1/26 ..............            300,000
   1,100,000    Iowa Higher Education Loan Authority
                  Revenue, (Grand View), Variable Rate
                  2.05%, 10/1/25 ............................          1,100,000

                                                                      11,700,000

Kansas - 0.8%
   1,000,000    Olathe Recreational Facilities Revenue
                  (YMCA of Greater Kansas City)
                  Variable Rate, 2.10%, 11/1/16 .............          1,000,000
   1,200,000    Salina Revenue, (Salina Central Mall -
                  Dillard's), Variable Rate, 2.05%, 12/1/14 .          1,200,000

                                                                       2,200,000

Louisiana - 0.6%
   1,800,000    Ouachita Parish Industrial Development
                  Revenue, (McRae's, Inc.)
                  Variable Rate, 2.35%, 7/1/04 ..............          1,800,000

Michigan - 3.8%
   4,900,000    Eastern Michigan University Revenue
                  Variable Rate, 2.00%, 6/1/27 ..............          4,900,000
   6,300,000    Holland Economic Development Corp.
                  (Thrifty Holland, Inc.)
                  Variable Rate, 1.65%, 3/1/13 ..............          6,300,000

                                                                      11,200,000

Minnesota - 5.2%
                Arden Hills Housing and Health Care
                  Facilities Revenue, (Presbyterian Homes):
   3,300,000      Series A, Variable Rate, 2.05%, 9/1/29 ....          3,300,000
   1,666,000      Series B, Variable Rate, 2.05%, 9/1/29 ....          1,666,000
   2,160,000    Duluth Economic Development Authority
                  Health Care Facilities Revenue
                  (Miller-Dwan Medical Center)
                  Variable Rate, 2.05%, 6/1/19 ..............          2,160,000
   1,600,000    Mankato Multifamily Housing Revenue
                  (Highland Hills of Mankato)
                  Variable Rate, 2.05%, 5/1/27 ..............          1,600,000
     500,000    Minnesota State Higher Education Facilities
                  Authority, (St. Olaf College), Variable Rate
                  Series Five-M2, 1.95%, 10/1/20 ............            500,000
   1,250,000    St. Paul Housing and Redevelopment
                  Authority Revenue, (Goodwill/Easter Seals)
                  Variable Rate, 2.00%, 8/1/25 ..............          1,250,000
   4,705,000    Winona Independent School District No. 861
                  (Aid Anticipation), 2.25%, 8/10/03 ........          4,731,027

                                                                      15,207,027

Mississippi - 1.4%
$  1,760,000    Harrison County Wastewater and Solid
                  Waste Management District
                  Series A, 5.00%, 2/1/03 ...................     $    1,774,054
   2,315,000    Mississippi State Board of Trustees of
                  Institutions of Higher Learning
                  Series A, 2.50%, 10/1/03 ..................          2,336,357

                                                                       4,110,411

Missouri - 11.4%
   2,400,000    Jackson County Industrial Development
                  Authority Recreational Facilities Revenue
                  (YMCA of Greater Kansas City)
                  Variable Rate, 2.10%, 11/1/15 .............          2,400,000
   2,000,000    Missouri Development Finance Board
                  Infrastructure Facilities Revenue
                  (St. Louis Convention Center), Series C
                  Variable Rate, 2.05%, 12/1/20 .............          2,000,000
                Missouri Health and Educational Facilities
                  Authority Revenue:
   7,035,000      (Hannibal - LaGrange College)
                  Variable Rate, 2.10%, 7/1/31 ..............          7,035,000
   5,900,000      (Kansas City Art Institute)
                  Variable Rate, 2.10%, 11/1/29 .............          5,900,000
   3,580,000      (Missouri Valley College)
                  Variable Rate, 2.05%, 10/1/31 .............          3,580,000
   5,700,000      (Rockhurst College)
                  Variable Rate, 1.85%, 11/1/25 .............          5,700,000
   5,000,000      (School District Advance Funding)
                  Series H, 2.25%, 10/24/03 .................          5,031,272
   1,860,000      (St. Francis Medical Center)
                  Series A, Variable Rate, 1.95%, 6/1/26 ....          1,860,000

                                                                      33,506,272

Montana - 1.7%
   5,000,000    Montana State Health Facilities Authority
                  Facility Revenue, Series FX-1
                  Variable Rate, 2.00%, 2/15/16 .............          5,000,000
Nebraska - 1.5%
   2,645,000    Nebraska Educational Finance Authority
                  Revenue, (Creighton University)
                  Variable Rate, 1.95%, 8/1/31 ..............          2,645,000
   1,900,000    Norfolk Industrial Development Revenue
                  (Supervalu, Inc.)
                  Variable Rate, 1.95%, 11/1/14 .............          1,900,000

                                                                       4,545,000

Nevada - 0.7%
   2,000,000    Clark County Economic Development
                  Revenue, (Lutheran Secondary School
                  Association), Variable Rate, 2.10%, 2/1/30           2,000,000

North Carolina - 3.4%
  10,000,000    Concord Utilities Systems Revenue, Series B
                  Variable Rate, 1.80%, 12/1/22 .............         10,000,000
     100,000    Cumberland County Industrial Facilities
                  and Pollution Control Financing
                  Authority Revenue, (Monsanto Co.)
                  Variable Rate, 1.80%, 10/1/14 .............            100,000

                                                                      10,100,000

See Notes to Schedules of Investments and Financial Statements.

32  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Schedule of Investments

Principal Amount                                                    Market Value
================================================================================
Ohio - 4.1%
$ 10,000,000    Cuyahoga County Hospital Facilities Revenue
                  (Sisters of Charity Health System)
                  Variable Rate, 1.90%, 11/1/30 .............     $   10,000,000
   2,000,000    Dublin City School District
                  (Cash Anticipation), 1.85%, 11/14/02 ......          2,000,211

                                                                      12,000,211

Oklahoma - 0.3%
     800,000    Oklahoma City Industrial and Cultural
                  Facilities Trust Revenue
                  (Oklahoma Christian College)
                  Variable Rate, 2.10%, 7/1/15 ..............            800,000

Oregon - 0.8%
   2,200,000    Oregon State, (Tax Anticipation)
                  Series A, 3.25%, 5/1/03 ...................          2,213,364

Pennsylvania - 9.3%
   2,000,000    Allegheny County Industrial Development
                  Authority, (Our Lady of the Sacred Heart
                  High School), Variable Rate, 3.00%, 6/1/22           2,013,967
   3,190,000    Erie Higher Education Building Authority
                  (Gannon University), Series F
                  Variable Rate, 1.70%, 7/1/13 ..............          3,190,000
   6,825,000    Lehigh County General Purpose Authority
                  Revenue, (Lehigh Valley Hospital)
                  Series A, Variable Rate, 1.99%, 7/1/28 ....          6,825,000
                Pennsylvania Higher Educational Facilities
                  Authority Revenue:
   1,100,000      (Mercyhurst College), Series E1
                  Variable Rate, 2.20%, 11/1/19 .............          1,100,000
   3,000,000      (St. Francis College), Series B7
                  Variable Rate, 2.15%, 11/1/23 .............          3,000,000
   3,000,000      (St. Joseph's University), Series A7
                  Variable Rate, 2.30%, 4/1/17 ..............          3,000,000
   3,000,000      (Susquehanna University), Series H9
                  Variable Rate, 2.20%, 5/1/31 ..............          3,000,000
   1,750,000      (York College), Series I6
                  Variable Rate, 3.00%, 11/1/31 .............          1,750,000
   1,300,000      Venango Industrial Development Authority
                  Pollution Control Revenue, (Pennzoil Co.)
                  Variable Rate, 2.35%, 12/1/12 .............          1,300,000
   2,000,000      Washington County Hospital Authority
                  Revenue, Variable Rate, 1.65%, 7/1/31 .....          2,000,000

                                                                      27,178,967

South Carolina - 2.4%
   7,000,000    University of South Carolina Athletics
                  Facilities Revenue, (Cash Anticipation)
                  2.50%, 3/19/03 ............................          7,019,505

Texas - 10.7%
$  4,675,000    Alamo Heights Higher Education Facilities
                  Corp. Revenue, (University of the
                  Incarnate Word), Variable Rate
                  1.95%, 4/1/19 .............................     $    4,675,000
   1,600,000    Bell County Health Facilities Development
                  Corp. Revenue, (Scott & White
                  Memorial Hospital), Series B1
                  Variable Rate, 2.00%, 8/15/29 .............          1,600,000
   4,805,000    Bexar County Housing Finance Corp.
                  Multifamily Housing Revenue
                  (Mitchell Village Apartments)
                  Series A, Variable Rate, 1.85%, 2/15/30 ...          4,805,000
   1,200,000    Brazos River Authority Pollution Control
                  Revenue, (Monsanto Co.)
                  Variable Rate, 1.95%, 2/1/04 ..............          1,200,000
   2,900,000    Gulf Coast Waste Disposal Authority
                  Pollution Control Revenue
                  (Monsanto Co.), Variable Rate
                  1.95%, 4/1/13 .............................          2,900,000
                Lone Star Airport Improvement Authority:
     100,000      Series A-1, Variable Rate, 2.04%, 12/1/14 .            100,000
     400,000      Series A-4, Variable Rate, 2.04%, 12/1/14 .            400,000
     100,000      Series B-2, Variable Rate, 2.04%, 12/1/14 .            100,000
     300,000      Series B-4, Variable Rate, 2.04%, 12/1/14 .            300,000
  15,000,000    Texas State, (Tax and Revenue Anticipation)
                  2.75%, 8/29/03 ............................         15,164,633

                                                                      31,244,633

Washington - 2.1%
   1,690,000    Washington State Economic Development
                  Finance Authority Revenue
                  (Seadrunar Recycling LLC)
                  Series E, Variable Rate, 1.90%, 8/1/25 ....          1,690,000
                Washington State Housing Finance
                  Commission Nonprofit Housing Revenue:
   3,045,000      (Nikkei Concerns), Variable Rate
                  1.90%, 10/1/19 ............................          3,045,000
   1,300,000      (Tacoma Art Museum)
                  Variable Rate, 1.95%, 6/1/32 ..............          1,300,000

                                                                       6,035,000

Wisconsin - 6.5%
   2,750,000    Marshall School District, (Cash Anticipation)
                  2.00%, 3/10/03 ............................          2,750,000
   7,875,000    Milwaukee County, (Capital Appreciation)
                  Series A, 0%, 9/1/03 ......................          7,774,520
                Wisconsin Health and Educational Facilities
                  Authority Revenue:
   2,165,000      (Monroe Joint Venture, Inc.)
                  Variable Rate, 1.90%, 1/1/30 ..............          2,165,000
   6,400,000      (Riverview Hospital Association)
                  Variable Rate, 2.05%, 10/1/30 .............          6,400,000

                                                                      19,089,520
--------------------------------------------------------------------------------
Total Investments (total cost $295,088,284) - 100.7% ........        295,088,284
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.7)%      (2,144,591)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $  292,943,693
--------------------------------------------------------------------------------

See Notes to Schedules of Investments and Financial Statements.

                                        Janus Income Funds  October 31, 2002  33

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - BOND FUNDS

                                                                       Janus                         Janus          Janus
                                                                      Flexible        Janus         Federal       Short-Term
As of October 31, 2002                                                 Income       High-Yield     Tax-Exempt        Bond
(all numbers in thousands except net asset value per share)             Fund           Fund           Fund           Fund

-----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  1,532,084   $    604,500   $    232,545   $    469,785
Investments at value                                                $  1,583,582   $    596,793   $    235,976   $    481,845
  Cash                                                                        --            204            126            926
  Receivables:
    Investments sold                                                      16,242          3,956             --         73,064
    Fund shares sold                                                       3,915          9,566            493            534
    Interest                                                              21,139         11,327          3,468          4,900
  Other assets                                                                 5              1             --              1
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                                                           1,624,883        621,847        240,063        561,270
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
  Payables:
    Due to Custodian                                                       4,336             --             --             --
    Investments purchased                                                 31,674         47,081          9,450         67,244
    Fund shares repurchased                                                1,926            622            347            946
    Dividends                                                                447            275             61             44
    Advisory fee                                                             756            328             56            141
    Transfer agent fees and expenses                                         311            117             53             98
    Variation Margin                                                         211             --             --            212
  Accrued expenses                                                            39             36             19             28
  Forward currency contracts                                                  75             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                         39,775         48,459          9,986         68,713
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                          $  1,585,108   $    573,388   $    230,077   $    492,557
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)        166,712         65,039         32,619        168,345
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       9.51   $       8.82   $       7.05   $       2.93
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

34  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - BOND FUNDS

                                                                    Janus                       Janus         Janus
                                                                   Flexible       Janus        Federal      Short-Term
For the fiscal year ended October 31, 2002                          Income      High-Yield    Tax-Exempt       Bond
(all numbers in thousands)                                           Fund          Fund          Fund          Fund

----------------------------------------------------------------------------------------------------------------------

Investment Income:
  Interest                                                        $   80,593    $   39,117    $    6,637    $   20,992
  Dividends                                                              853            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total Investment Income                                               81,446        39,117         6,637        20,992
----------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                        7,709         3,488           888         3,049
  Transfer agent fees and expenses                                     2,726         1,009           347         1,110
  Registration fees                                                       59            54            28            39
  Postage and mailing expenses                                            82            21            12            50
  Custodian fees                                                          90            54            22            41
  Printing expenses                                                      149            49            29            46
  Audit fees                                                              25            15            11            11
  Trustees' fees and expenses                                             12             7             5             7
  Other expenses                                                          66            34            20            35
----------------------------------------------------------------------------------------------------------------------
Total Expenses                                                        10,918         4,731         1,362         4,388
----------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                                 (61)          (46)          (13)          (22)
----------------------------------------------------------------------------------------------------------------------
Net Expenses                                                          10,857         4,685         1,349         4,366
----------------------------------------------------------------------------------------------------------------------
Less: Excess Expense Reimbursement                                        --            --         (387)       (1,117)
----------------------------------------------------------------------------------------------------------------------
Net Expenses after Expense Reimbursement                              10,857         4,685           962         3,249
----------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                          70,589        34,432         5,675        17,743
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions              (9,050)      (23,698)            64         3,088
  Net realized gain/(loss) from foreign currency transactions             --            --            --            --
  Net realized gain/(loss) from futures contracts                    (3,392)       (2,651)            --      (16,598)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                  16,279       (2,567)           633         6,266
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                 3,837      (28,916)           697       (7,244)
----------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $   74,426    $    5,516    $    6,372    $   10,499
----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  35

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - BOND FUNDS

                                                                       Janus                               Janus
                                                                  Flexible Income                        High-Yield
For the fiscal year ended October 31                                    Fund                                Fund
(all numbers in thousands)                                     2002              2001              2002              2001

------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $       70,589    $       72,616    $       34,432    $       30,730
  Net realized gain/(loss) from investment and
    foreign currency transactions                               (12,442)            15,521          (26,349)          (30,992)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations              16,279            47,604           (2,567)             5,144
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                 74,426           135,741             5,516             4,882
------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                        (70,873)          (72,332)          (34,432)          (30,689)
  Net realized gain from investment transactions*                     --                --                --                --
  Tax return of capital*                                              --                --                --              (93)
------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                   (70,873)          (72,332)          (34,432)          (30,782)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                    772,794           540,758           370,933           321,326
  Reinvested dividends and distributions                          64,234            64,851            30,464            26,601
  Shares repurchased                                           (581,583)         (423,331)         (208,459)         (212,585)
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions          255,445           182,278           192,938           135,342
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                            258,998           245,687           164,022           109,442
Net Assets:
  Beginning of period                                          1,326,110         1,080,423           409,366           299,924
------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $    1,585,108    $    1,326,110    $      573,388    $      409,366
------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                $    1,611,733    $    1,356,288    $      663,204    $      470,266
  Accumulated net investment income/(loss)*                        (288)              (36)                --                --
  Accumulated net realized gain/(loss)
    from investments*                                           (77,889)          (65,415)          (82,109)          (55,760)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                 51,552            35,273           (7,707)           (5,140)
------------------------------------------------------------------------------------------------------------------------------
                                                          $    1,585,108    $    1,326,110    $      573,388    $      409,366
------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                     82,639            58,470            40,416            32,989
  Reinvested distributions                                         6,904             7,027             3,317             2,768
------------------------------------------------------------------------------------------------------------------------------
Total                                                             89,543            65,497            43,733            35,757
------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                            (62,564)          (45,995)          (22,802)          (22,135)
Net Increase/(Decrease) in Fund Shares                            26,979            19,502            20,931            13,622
Shares Outstanding, Beginning of Period                          139,733           120,231            44,108            30,486
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                166,712           139,733            65,039            44,108
------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities
  (excluding short-term securities):
    Purchases of securities                               $    1,503,332    $    1,748,509    $      760,796    $    1,139,350
    Proceeds from sales of securities                          1,466,071         1,516,369           614,533           992,537
    Purchases of long-term U.S. government obligations         1,830,484         1,603,282            40,287            67,905
    Proceeds from sales of long-term U.S.
      government obligations                                   1,711,696         1,587,876            39,671            68,439

                                                                       Janus                               Janus
                                                                 Federal Tax-Exempt                   Short-Term Bond
For the fiscal year ended October 31                                    Fund                                Fund
(all numbers in thousands)                                     2002              2001              2002              2001

------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                            $        5,675    $        4,726    $       17,743    $       13,404
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     64               166          (13,510)             4,792
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                 633             3,776             6,266             5,458
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                  6,372             8,668            10,499            23,654
------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                         (5,675)           (4,726)          (17,744)          (13,404)
  Net realized gain from investment transactions*                     --                --                --                --
  Tax return of capital*                                              --                --              (14)                --
------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                    (5,675)           (4,726)          (17,758)          (13,404)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                    250,510           134,119           360,131           563,899
  Reinvested dividends and distributions                           4,878             3,940            16,850            12,825
  Shares repurchased                                           (154,959)          (93,106)         (400,765)         (203,273)
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions          100,429            44,953          (23,784)           373,451
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                            101,126            48,895          (31,043)           383,701
Net Assets:
  Beginning of period                                            128,951            80,056           523,600           139,899
------------------------------------------------------------------------------------------------------------------------------
  End of period                                           $      230,077    $      128,951    $      492,557    $      523,600
------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                $      232,340    $      131,911    $      494,152    $      517,951
  Accumulated net investment income/(loss)*                           --                --                --                --
  Accumulated net realized gain/(loss)
    from investments*                                            (5,693)           (5,757)          (12,420)             1,090
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                  3,430             2,797            10,825             4,559
------------------------------------------------------------------------------------------------------------------------------
                                                          $      230,077    $      128,951    $      492,557    $      523,600
------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                     35,761            19,477           122,644           192,790
  Reinvested distributions                                           700               573             5,739             4,369
------------------------------------------------------------------------------------------------------------------------------
Total                                                             36,461            20,050           128,383           197,159
------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                            (22,247)          (13,524)         (136,614)          (69,578)
Net Increase/(Decrease) in Fund Shares                            14,214             6,526           (8,231)           127,581
Shares Outstanding, Beginning of Period                           18,405            11,879           176,576            48,995
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                 32,619            18,405           168,345           176,576
------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities
  (excluding short-term securities):
    Purchases of securities                               $      184,448    $      106,169    $      261,818    $      433,537
    Proceeds from sales of securities                             84,545            59,606           308,649           310,831
    Purchases of long-term U.S. government obligations                --                --           519,896           304,334
    Proceeds from sales of long-term U.S.
      government obligations                                          --                --           431,226           159,660

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

36  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - BOND FUNDS

For a share outstanding during the                                            Janus Flexible Income Fund
fiscal year ended October 31                                2002           2001           2000           1999           1998

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $      9.49    $      8.99    $      9.35    $      9.91    $     10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  .49            .58            .65            .63            .67
  Net gain/(loss) on securities
    (both realized and unrealized)                              .02            .50          (.35)          (.45)            .12
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                .51           1.08            .30            .18            .79
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     (.49)          (.58)       (.66)(2)          (.63)          (.67)
  Distributions (from capital gains)*                            --             --             --          (.11)          (.21)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.49)          (.58)       (.66)(2)          (.74)          (.88)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $      9.51    $      9.49    $      8.99    $      9.35    $      9.91
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  5.63%         12.41%          3.31%          1.75%          8.14%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $ 1,585,108    $ 1,326,110    $ 1,080,423    $ 1,279,398    $ 1,103,591
Average Net Assets for the Period (in thousands)        $ 1,347,054    $ 1,147,222    $ 1,137,973    $ 1,266,098    $   892,853
Ratio of Gross Expenses to Average Net Assets(1)              0.81%          0.79%          0.81%          0.82%          0.84%
Ratio of Net Expenses to Average Net Assets(1)                0.81%          0.77%          0.79%          0.81%          0.82%
Ratio of Net Investment Income to Average Net Assets          5.24%          6.33%          7.31%          6.54%          6.68%
Portfolio Turnover Rate                                        243%           284%           173%           119%           148%

For a share outstanding during the                                               Janus High-Yield Fund
fiscal year ended October 31                                2002           2001           2000           1999           1998

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $      9.28    $      9.84    $     10.03    $     10.25    $     11.83
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  .65            .78            .86            .89            .90
  Net gain/(loss) on securities
    (both realized and unrealized)                            (.46)          (.56)          (.19)          (.22)         (1.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                .19            .22            .67            .67          (.12)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     (.65)       (.78)(2)       (.86)(2)          (.89)          (.90)
  Distributions (from capital gains)*                            --             --             --             --          (.56)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.65)       (.78)(2)       (.86)(2)          (.89)         (1.46)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $      8.82    $      9.28    $      9.84    $     10.03    $     10.25
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  1.97%          2.23%          6.72%          6.34%        (1.45)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $   573,388    $   409,366    $   299,924    $   264,476    $   268,217
Average Net Assets for the Period (in thousands)        $   490,524    $   382,153    $   285,821    $   296,586    $   380,942
Ratio of Gross Expenses to Average Net Assets(1)              0.96%          1.03%       1.03%(3)       1.02%(3)          0.99%
Ratio of Net Expenses to Average Net Assets(1)                0.96%          0.99%          1.00%          1.00%          0.96%
Ratio of Net Investment Income to Average Net Assets          7.02%          8.04%          8.43%          8.48%          7.85%
Portfolio Turnover Rate                                        161%           358%           295%           310%           336%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.
(3) The ratio was 1.05% in 2000 and 1.05% in 1999 before waiver of certain fees incurred by the Fund.
*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  37

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - BOND FUNDS (continued)

For a share outstanding during the                                           Janus Federal Tax-Exempt Fund
fiscal year ended October 31                                2002           2001           2000           1999           1998

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $      7.01    $      6.74    $      6.66    $      7.27    $      7.09
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  .27            .31            .34            .34            .34
  Net gain/(loss) on securities
    (both realized and unrealized)                              .04            .27            .08          (.61)            .18
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                .31            .58            .42          (.27)            .52
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                     (.27)          (.31)          (.34)          (.34)          (.34)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.27)          (.31)          (.34)          (.34)          (.34)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $      7.05    $      7.01    $      6.74    $      6.66    $      7.27
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  4.56%          8.80%          6.47%        (4.04)%          7.65%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $   230,077    $   128,951    $    80,056    $    96,199    $    91,625
Average Net Assets for the Period (in thousands)        $   148,070    $   105,066    $    77,794    $   102,366    $    74,133
Ratio of Gross Expenses to Average Net Assets(1)           0.66%(2)       0.68%(2)       0.67%(2)       0.66%(2)       0.67%(2)
Ratio of Net Expenses to Average Net Assets(1)                0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of Net Investment Income to Average Net Assets          3.83%          4.50%          5.09%          4.79%          4.76%
Portfolio Turnover Rate                                         58%            60%           115%            62%           227%

For a share outstanding during the                                            Janus Short-Term Bond Fund
fiscal year ended October 31                                2002           2001           2000           1999           1998

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $      2.97    $      2.86    $      2.83    $      2.91    $      2.90
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                  .10            .14            .16            .16            .17
  Net gain/(loss) on securities
    (both realized and unrealized)                            (.04)            .11            .03          (.08)            .01
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                .06            .25            .19            .08            .18
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                  (.10)(3)          (.14)          (.16)          (.16)          (.17)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (.10)          (.14)          (.16)          (.16)          (.17)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $      2.93    $      2.97    $      2.86    $      2.83    $      2.91
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  2.22%          9.50%          6.65%          2.82%          6.49%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                $   492,557    $   523,600    $   139,899    $   139,008    $   140,906
Average Net Assets for the Period (in thousands)        $   499,807    $   284,977    $   128,788    $   135,882    $    89,556
Ratio of Gross Expenses to Average Net Assets(1)           0.65%(4)       0.66%(4)       0.66%(4)       0.66%(4)       0.67%(4)
Ratio of Net Expenses to Average Net Assets(1)                0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of Net Investment Income to Average Net Assets          3.55%          4.70%          5.74%          5.59%          5.91%
Portfolio Turnover Rate                                        164%           201%           134%           101%           101%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2)  The ratio was 0.92% in 2002, 1.05% in 2001, 1.02% in 2000, 1.01% in 1999
     and 0.99% in 1998 before waiver of certain fees incurred by the Fund.
(3) Dividends (from net investment income) includes tax return of capital, less than $0.01 per share.
(4)  The ratio was 0.88% in 2002, 0.98% in 2001, 1.03% in 2000, 1.03% in 1999
     and 1.06% in 1998 before waiver of certain fees incurred by the Fund.
*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

38  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - MONEY MARKET FUNDS

                                                                                      Janus          Janus
                                                                       Janus        Government     Tax-Exempt
As of October 31, 2002                                              Money Market   Money Market   Money Market
(all numbers in thousands except net asset value per share)             Fund           Fund           Fund

--------------------------------------------------------------------------------------------------------------
Assets:
  Investments at amortized cost                                     $ 13,613,578   $  1,894,836   $    295,088
  Cash                                                                       138             72             75
  Receivables:
    Fund shares sold                                                      68,835            926            905
    Interest                                                              21,431          1,478          1,055
--------------------------------------------------------------------------------------------------------------
Total Assets                                                          13,703,982      1,897,312        297,123
--------------------------------------------------------------------------------------------------------------
Liabilities:
  Payables
    Investments purchased                                                     --             --          3,545
    Fund shares repurchased                                                8,939            312            498
    Dividends and distributions                                           10,281          1,293              8
    Advisory fees                                                          1,215            162             26
    Administrative fees                                                    2,049            252             88
    Service fees                                                              16             34             --
    Audit fees                                                                 2              4             12
    Trustees' fees and expenses                                               --             --              2
--------------------------------------------------------------------------------------------------------------
Total Liabilities                                                         22,502          2,057          4,179
--------------------------------------------------------------------------------------------------------------
Net Assets                                                          $ 13,681,480   $  1,895,255   $    292,944
Shares Outstanding                                                    13,681,480      1,895,255        292,944
Net Assets - Investor Shares                                        $  3,041,637   $    447,313   $    187,272
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)      3,041,637        447,313        187,272
--------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares                                   $ 10,541,200   $  1,274,650   $    105,009
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)     10,541,200      1,274,650        105,009
--------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
Net Assets - Service Shares                                         $     98,643   $    173,292   $        663
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)         98,643        173,292            663
--------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  39

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - MONEY MARKET FUNDS

                                                                                  Janus         Janus
                                                                    Janus       Government    Tax-Exempt
For the fiscal year ended October 31, 2002                       Money Market  Money Market  Money Market
(all numbers in thousands)                                           Fund          Fund          Fund

---------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                        $  338,956    $   37,031    $    5,104
--------------------------------------------------------------------------------------------------------
                                                                     338,956        37,031         5,104
--------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                       15,894         1,800           302
  Administrative fee for investor shares                              15,901         2,156           962
  Administrative fee for institutional shares                         10,106           625            87
  Administrative fee for service shares                                   65            59            --
  Service fee for service shares                                         202           296             1
  Audit fees                                                              20            15            14
  Trustees' fees and expenses                                             58            12             2
--------------------------------------------------------------------------------------------------------
Total Expenses                                                        42,246         4,963         1,368
--------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                         296,710        32,068         3,736
--------------------------------------------------------------------------------------------------------
Net Realized Gain/(Loss) on Investments:
  Net realized gain/(loss) from investment transactions                  292            16            --
--------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $  297,002    $   32,084    $    3,736
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

40  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - MONEY MARKET FUNDS

                                                                       Janus                          Janus Government
                                                                    Money Market                        Money Market
For the fiscal year ended October 31                                    Fund                                Fund
(all numbers in thousands)                                     2002              2001              2002              2001

------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income                                   $      296,710    $      655,143    $       32,068    $       57,340
  Net realized gain from investment transactions                     292               276                16                12
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations             297,002           655,419            32,084            57,352
------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income:
    Investor Shares                                             (48,582)         (160,658)           (6,392)          (17,140)
    Institutional Shares                                       (246,747)         (489,872)          (23,733)          (35,446)
    Service Shares                                               (1,381)           (4,613)           (1,943)           (4,754)
  Net realized gain from investment transactions:
    Investor Shares                                                 (62)              (68)               (4)               (4)
    Institutional Shares                                           (228)             (206)              (11)               (7)
    Service Shares                                                   (2)               (2)               (1)               (1)
------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                  (297,002)         (655,419)          (32,084)          (57,352)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold:
    Investor Shares                                            3,451,102         6,296,654           363,218           563,281
    Institutional Shares                                     292,938,764       134,796,510        29,455,369         8,906,150
    Service Shares                                             1,847,980         1,706,385           800,786           313,864
  Reinvested dividends and distributions:
    Investor Shares                                               46,961           154,727             6,183            16,558
    Institutional Shares                                          70,411           158,119             9,912             9,539
    Service Shares                                                   645             4,438                15                 6
  Shares repurchased:
    Investor Shares                                          (4,070,523)       (6,002,926)         (393,423)         (438,900)
    Institutional Shares                                   (295,736,587)     (128,994,465)      (29,124,604)       (8,764,087)
    Service Shares                                           (1,824,497)       (1,765,942)         (713,098)         (307,157)
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions      (3,275,744)         6,353,500           404,358           299,254
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                        (3,275,744)         6,353,500           404,358           299,254
Net Assets:
  Beginning of Period                                         16,957,224        10,603,724         1,490,897         1,191,643
------------------------------------------------------------------------------------------------------------------------------
  End of Period                                           $   13,681,480    $   16,957,224    $    1,895,255    $    1,490,897
------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)                 $   13,681,480    $   16,957,224    $    1,895,255    $    1,490,897
Transactions in Fund Shares - Investor Shares:
  Shares sold                                                  3,451,102         6,296,654           363,218           563,280
  Reinvested dividends and distributions                          46,961           154,727             6,183            16,559
------------------------------------------------------------------------------------------------------------------------------
Total                                                          3,498,063         6,451,381           369,401           579,839
------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                         (4,070,523)       (6,002,926)         (393,423)         (438,900)
Net Increase/(Decrease) in Fund Shares                         (572,460)           448,455          (24,022)           140,939
Shares Outstanding, Beginning of Period                        3,614,097         3,165,642           471,335           330,396
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                              3,041,637         3,614,097           447,313           471,335
------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Institutional Shares:
  Shares sold                                                292,938,764       134,796,510        29,455,369         8,906,150
  Reinvested dividends and distributions                          70,411           158,119             9,912             9,540
------------------------------------------------------------------------------------------------------------------------------
Total                                                        293,009,175       134,954,629        29,465,281         8,915,690
------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                       (295,736,587)     (128,994,465)      (29,124,604)       (8,764,087)
Net Increase/(Decrease) in Fund Shares                       (2,727,412)         5,960,164           340,677           151,603
Shares Outstanding, Beginning of Period                       13,268,612         7,308,448           933,973           782,370
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                             10,541,200        13,268,612         1,274,650           933,973
------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares - Service Shares:
  Shares sold                                                  1,847,980         1,706,385           800,786           313,864
  Reinvested dividends and distributions                             645             4,438                15                 6
------------------------------------------------------------------------------------------------------------------------------
Total                                                          1,848,625         1,710,823           800,801           313,870
------------------------------------------------------------------------------------------------------------------------------
  Shares repurchased                                         (1,824,497)       (1,765,942)         (713,098)         (307,158)
Net Increase/(Decrease) in Fund Shares                            24,128          (55,119)            87,703             6,712
Shares Outstanding, Beginning of Period                           74,515           129,634            85,589            78,877
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                 98,643            74,515           173,292            85,589
------------------------------------------------------------------------------------------------------------------------------

                                                                  Janus Tax-Exempt
                                                                    Money Market
For the fiscal year ended October 31                                    Fund
(all numbers in thousands)                                     2002              2001

------------------------------------------------------------------------------------------
Operations:
  Net investment income                                   $        3,736    $        7,236
  Net realized gain from investment transactions                      --                --
------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations               3,736             7,236
------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income:
    Investor Shares                                              (2,087)           (5,318)
    Institutional Shares                                         (1,646)           (1,918)
    Service Shares                                                   (3)               --
  Net realized gain from investment transactions:
    Investor Shares                                                   --                --
    Institutional Shares                                              --                --
    Service Shares                                                    --                --
------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                    (3,736)           (7,236)
------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold:
    Investor Shares                                              201,547           291,954
    Institutional Shares                                         178,667           255,202
    Service Shares                                                   750                --
  Reinvested dividends and distributions:
    Investor Shares                                                2,024             5,161
    Institutional Shares                                           1,552             1,822
    Service Shares                                                     3                --
  Shares repurchased:
    Investor Shares                                            (221,809)         (262,988)
    Institutional Shares                                       (211,767)         (176,639)
    Service Shares                                                 (100)                --
------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions         (49,133)           114,512
------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                           (49,133)           114,512
Net Assets:
  Beginning of Period                                            342,077           227,565
------------------------------------------------------------------------------------------
  End of Period                                           $      292,944    $      342,077
------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)                 $      292,944    $      342,077
Transactions in Fund Shares - Investor Shares:
  Shares sold                                                    201,547           291,954
  Reinvested dividends and distributions                           2,024             5,161
------------------------------------------------------------------------------------------
Total                                                            203,571           297,115
------------------------------------------------------------------------------------------
  Shares repurchased                                           (221,809)         (262,988)
Net Increase/(Decrease) in Fund Shares                          (18,238)            34,127
Shares Outstanding, Beginning of Period                          205,510           171,383
------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                187,272           205,510
------------------------------------------------------------------------------------------
Transactions in Fund Shares - Institutional Shares:
  Shares sold                                                    178,667           255,202
  Reinvested dividends and distributions                           1,552             1,822
------------------------------------------------------------------------------------------
Total                                                            180,219           257,024
------------------------------------------------------------------------------------------
  Shares repurchased                                           (211,767)         (176,639)
Net Increase/(Decrease) in Fund Shares                          (31,548)            80,385
Shares Outstanding, Beginning of Period                          136,557            56,172
------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                105,009           136,557
------------------------------------------------------------------------------------------
Transactions in Fund Shares - Service Shares:
  Shares sold                                                        750                --
  Reinvested dividends and distributions                               3                --
------------------------------------------------------------------------------------------
Total                                                                753                --
------------------------------------------------------------------------------------------
  Shares repurchased                                               (100)                --
Net Increase/(Decrease) in Fund Shares                               653                --
Shares Outstanding, Beginning of Period                               10                10
------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                    663                10
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  41

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS

For a share outstanding during the
fiscal year ended October 31                                                      Janus Money Market Fund
INVESTOR SHARES                                               2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .04            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .04            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.04)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.04)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.53%          4.52%          5.88%          4.69%          5.25%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $ 3,041,637    $ 3,614,097    $ 3,165,642    $ 2,309,109    $ 1,492,023
Average Net Assets for the Period (in thousands)          $ 3,180,307    $ 3,629,621    $ 2,982,106    $ 1,808,653    $ 1,123,991
Ratio of Expenses to Average Net Assets(1)                   0.60%(2)       0.60%(2)       0.60%(2)       0.60%(2)       0.60%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.53%          4.43%          5.77%          4.61%          5.13%

For a share outstanding during the
fiscal year ended October 31                                                 Janus Government Money Market Fund
INVESTOR SHARES                                               2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .01            .04            .06            .04            .05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .01            .04            .06            .04            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.01)          (.04)          (.06)          (.04)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.01)          (.04)          (.06)          (.04)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.49%          4.47%          5.76%          4.56%          5.12%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $   447,313    $   471,335    $   330,396    $   360,604    $   213,239
Average Net Assets for the Period (in thousands)          $   431,132    $   402,844    $   340,813    $   230,784    $   150,525
Ratio of Expenses to Average Net Assets(1)                   0.60%(2)       0.60%(2)       0.60%(2)       0.60%(2)       0.60%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.48%          4.25%          5.61%          4.50%          5.01%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) The ratio would have been 0.10% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.

See Notes to Financial Statements.

42  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding during the
fiscal year ended October 31                                                 Janus Tax-Exempt Money Market Fund
INVESTOR SHARES                                               2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .01            .03            .04            .03            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .01            .03            .04            .03            .03
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.01)          (.03)          (.04)          (.03)          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.01)          (.03)          (.04)          (.03)          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.09%          2.84%          3.58%          2.83%          3.23%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $   187,272    $   205,510    $   171,383    $   146,656    $   105,011
Average Net Assets for the Period (in thousands)          $   192,498    $   190,597    $   168,435    $   122,946    $    91,058
Ratio of Expenses to Average Net Assets(1)                   0.60%(2)       0.61%(2)       0.60%(2)       0.60%(2)       0.60%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.08%          2.79%          3.53%          2.80%          3.16%

For a share outstanding during the
fiscal year ended October 31                                                      Janus Money Market Fund
INSTITUTIONAL SHARES                                          2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .05            .06            .05            .06
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .05            .06            .05            .06
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.05)          (.06)          (.05)          (.06)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.05)          (.06)          (.05)          (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.96%          4.96%          6.35%          5.16%          5.72%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $10,541,200    $13,268,612    $ 7,308,448    $ 4,498,950    $ 4,973,909
Average Net Assets for the Period (in thousands)          $12,632,647    $10,427,053    $ 6,804,495    $ 5,445,434    $ 3,620,872
Ratio of Expenses to Average Net Assets(1)                   0.18%(3)       0.18%(3)       0.16%(3)       0.15%(3)       0.15%(3)
Ratio of Net Investment Income to Average Net Assets(1)         1.95%          4.70%          6.22%          5.04%          5.58%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) The ratio would have been 0.10% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
(3) The ratio would have been 0.17% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  43

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS (continued)

For a share outstanding during the
fiscal year ended October 31                                                 Janus Government Money Market Fund
INSTITUTIONAL SHARES                                          2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.95%          4.93%          6.24%          5.03%          5.59%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $ 1,274,650    $   933,973    $   782,370    $   761,488    $   820,670
Average Net Assets for the Period (in thousands)          $ 1,250,675    $   751,585    $   741,708    $   770,224    $   321,174
Ratio of Expenses to Average Net Assets(1)                   0.15%(2)       0.15%(2)       0.15%(2)       0.15%(2)       0.15%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.90%          4.72%          6.07%          4.94%          5.42%

For a share outstanding during the
fiscal year ended October 31                                                 Janus Tax-Exempt Money Market Fund
INSTITUTIONAL SHARES                                          2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .03            .04            .03            .04
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .03            .04            .03            .04
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.03)          (.04)          (.03)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.03)          (.04)          (.03)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.51%          3.27%          4.03%          3.29%          3.67%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $   105,009    $   136,557    $    56,172    $   138,864    $    41,319
Average Net Assets for the Period (in thousands)          $   109,354    $    61,859    $    73,351    $    91,837    $    18,859
Ratio of Expenses to Average Net Assets(1)                   0.18%(3)       0.19%(3)       0.16%(3)       0.15%(3)       0.15%(3)
Ratio of Net Investment Income to Average Net Assets(1)         1.51%          3.10%          4.00%          3.25%          3.60%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) The ratio would have been 0.20% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
(3) The ratio would have been 0.17% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.

See Notes to Financial Statements.

44  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding during the
fiscal year ended October 31                                                    Janus Money Market Fund
SERVICE SHARES                                                2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.70%          4.70%          6.08%          4.89%          5.45%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $    98,643    $    74,515    $   129,634    $    28,748    $    42,520
Average Net Assets for the Period (in thousands)          $    80,774    $    99,861    $    59,503    $    31,250    $    29,322
Ratio of Expenses to Average Net Assets(1)                   0.43%(2)       0.43%(2)       0.42%(2)       0.40%(2)       0.40%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.71%          4.62%          6.02%          4.82%          5.30%

For a share outstanding during the
fiscal year ended October 31                                                 Janus Government Money Market Fund
SERVICE SHARES                                                2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .02            .05            .06            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.02)          (.05)          (.06)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.69%          4.67%          5.97%          4.77%          5.33%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $   173,292    $    85,589    $    78,877    $    51,343    $     2,770
Average Net Assets for the Period (in thousands)          $   118,192    $   103,932    $    63,802    $    45,587    $       639
Ratio of Expenses to Average Net Assets(1)                   0.40%(3)       0.40%(3)       0.40%(3)       0.40%(3)       0.40%(3)
Ratio of Net Investment Income to Average Net Assets(1)         1.64%          4.57%          5.86%          4.67%          5.15%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) The ratio would have been 0.17% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.
(3) The ratio would have been 0.20% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.

See Notes to Financial Statements.

                                        Janus Income Funds  October 31, 2002  45

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - MONEY MARKET FUNDS (continued)

For a share outstanding during the
fiscal year ended October 31                                                 Janus Tax-Exempt Money Market Fund
SERVICE SHARES                                                2002           2001           2000           1999           1998

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                    .01            .03            .04            .03            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  .01            .03            .04            .03            .03
---------------------------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions:
  Dividends (from net investment income)                        (.01)          (.03)          (.04)          (.03)          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                               (.01)          (.03)          (.04)          (.03)          (.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                    1.27%          3.02%          3.81%          3.06%          3.44%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets at End of Period (in thousands)                $       663    $        10    $        10    $     1,042    $    17,696
Average Net Assets for the Period (in thousands)          $       192    $        10    $       737    $     4,090    $     3,215
Ratio of Expenses to Average Net Assets(1)                   0.43%(2)       0.43%(2)       0.41%(2)       0.40%(2)       0.40%(2)
Ratio of Net Investment Income to Average Net Assets(1)         1.21%          2.98%          3.67%          3.10%          3.32%

(1)  See "Explanations of Charts, Tables and Financial Statements."
(2) The ratio would have been 0.17% higher before the reduction of certain fees and expenses excluding interest and taxes, fees and expenses of trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs.

See Notes to Financial Statements.

46  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS

*       Non-income-producing security
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and forward currency contracts.
+ Securities are exempt from the registration requirements of the Securities Act of 1933, Section 4(2) of the Securities Act or other provisions and may be deemed to be restricted for resale.
(omega) Rate is subject to change. Rate shown reflects current rate.
(delta) Security is a defaulted security in Janus Flexible Income Fund with accrued interest in the amount of $170,000 that was written-off December 10, 2001.
(pi) Security is a defaulted security in Janus Flexible Income Fund with accrued interest in the amount of $110,000 that was written-off December 10, 2001.
#       Security is a U.S. Treasury Inflation-Protected Security (TIPS).
ss.     Security is illiquid.

Variable rate notes are notes which the interest rate is based on specific, an index of or market interest rates, and is subject to change. Rates in the security description are as of October 31, 2002.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a Fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                        Janus Income Funds  October 31, 2002  47

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of the Funds and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Funds operate and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. Four series of shares (the "Bond Funds") included in this report invest primarily in income-producing securities, and three series of shares (the "Money Market Funds") invest exclusively in high-quality money market instruments.

Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund offer three classes of shares. "Investor Shares" are available to the general public, "Institutional Shares" are available only to investors that meet certain minimum dollar limits, and "Service Shares" are available through banks and other financial institutions.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term investments maturing within 60 days for the Bond Funds and all money market securities in the Money Market Funds are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value (NAV) is determined, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income is allocated daily to each class of shares for each Money Market Fund based upon the ratio of net assets represented by each class as a percentage of total net assets.

On October 30, 2002, Janus Capital Management LLC ("Janus Capital") bought a floating rate security from the Janus Money Market Fund in accordance with the requirements of Rule 17a-9 under the Investment Company Act of 1940. The notes were bought by Janus Money Market Fund at par and were sold to Janus Capital at par; therefore resulting in no gain or loss. The notes had been downgraded by Moody's Investor Services and therefore were no longer eligible securities.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Bond Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Funds are fully collateralized by other securities which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Funds' custodians. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

48  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Bond Funds may enter into futures contracts and options on securities, financial indices, foreign currencies, forward contracts and interest rate swaps and swap-related products. The Bond Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

ADDITIONAL INVESTMENT RISK
Janus High-Yield Fund is, and Janus Flexible Income Fund may be, invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, political environment, or adverse developments specific to the issuer.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
Dividends are declared daily and distributed monthly. Each Bond Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses. Each class of shares of each Money Market Fund bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   AGREEMENTS

The advisory agreements with the Bond Funds describe the fee that the Funds must pay. The advisory fee is calculated daily and paid monthly. Each of the Bond Funds is subject to the following schedule:

                                 Average
                                Daily Net          Annual Rate    Expense Limit
Fee Schedule                  Assets of Fund      Percentage (%)  Percentage (%)
================================================================================
Janus Flexible Income       First $300 Million         .65            1.00*
  Fund                      Over $300 Million          .55
--------------------------------------------------------------------------------
Janus High-Yield Fund       First $300 Million         .75            1.00*
                            Over $300 Million          .65
--------------------------------------------------------------------------------
Janus Federal               First $300 Million         .60             .65*
  Tax-Exempt Fund           Over $300 Million          .55
--------------------------------------------------------------------------------
Janus Short-Term            First $300 Million         .65             .65*
  Bond Fund                 Over $300 Million          .55
--------------------------------------------------------------------------------
*Janus Capital will waive certain fees and expenses to the extent that net expenses exceed the stated limits. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.

                                        Janus Income Funds  October 31, 2002  49

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the Money Market Funds pays Janus Capital .20% of average daily net assets as an investment advisory fee. Janus Capital has agreed to reduce its advisory fee for each of the Janus Money Market Funds to .10%. In addition, each class of shares of each Money Market Fund pays Janus Capital an administrative fee. This fee is .50%, .15%, and .40% of average daily net assets for the Investor Shares, Institutional Shares, and Service Shares, respectively. Janus Capital agreed to reduce the administrative fee to .08% and .33% on the Institutional Shares and Service Shares, respectively, for both Janus Money Market Fund and Janus Tax-Exempt Money Market Fund. The administrative fee was reduced to .05% and .30% on the Institutional Shares and Service Shares, respectively, for Janus Government Money Market Fund. For the Service Shares of each Janus Money Market Fund, a portion of the administrative fee, designated seperately as service fees, is used to compensate Financial Institutions for providing administrative services to their customers who invest in the shares. All other expenses of the Money Market Funds except interest and taxes, fees and expenses of Trustees who are not affiliated with Janus Capital, audit fees and expenses and extraordinary costs are paid by Janus Capital.

During the year ended October 31, 2002, Janus Capital reimbursed Janus Flexible Income Fund for certain trading errors, the amounts of which were insignificant.

Shares sold of the Janus High-Yield Fund may be subject to the Fund's 1.00% redemption fee if held for 90 days or less from their date of purchase. The fee is paid to the Fund and is designed to offset the brokerage commissions, market impact and other costs associated with changes in the Fund's asset level and cash flow due to short term trading.

Each Bond Fund pays Janus Services LLC, a wholly owned subsidiary of Janus Capital, an asset-weighted average annual fee based on the proportion of each Bond Fund's total net assets sold directly and the proportion of each Bond Fund's net assets sold through financial intermediaries. The applicable fee rates are 0.16% of net assets on the proportion of assets sold directly and 0.21% on the proportion of assets sold through intermediaries. In addition, Janus Services receives $4.00 per shareholder account from each Bond Fund for transfer agent services plus reimbursement of certain out-of-pocket expenses.

Certain officers and trustees of the Funds may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Funds.

The Bond Funds' expenses may be reduced by voluntary brokerage credits from unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses. The Funds could have employed the assets used by the custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Funds. Fees paid to DST for the period ended October 31, 2002, are noted below.

DST FEES
Janus Flexible Income Fund              $228,458
Janus High-Yield Fund                    105,061
Janus Federal Tax-Exempt Fund             30,653
Janus Short-Term Bond Fund               144,676

The Funds may invest in money market funds, including funds managed by Janus Capital. During the year ended October 31, 2002, the following Funds recorded distributions to affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

                                        Purchases          Sales          Dividend        Market Value
                                       Shares/Cost      Shares/Cost        Income          at 10/31/02
======================================================================================================
Janus Money Market Fund
Janus Fund                           $   50,000,000   $   50,000,000   $       15,393               --
Janus Balanced Fund                     130,000,000      130,000,000           33,446               --
Janus Core Equity Fund                   40,000,000       40,000,000           10,137               --
Janus Enterprise Fund                   110,000,000      110,000,000           42,044               --
Janus Global Technology Fund            100,000,000      100,000,000           25,342               --
Janus Growth and Income Fund            350,000,000      350,000,000          147,290               --
Janus Olympus Fund                      150,000,000      150,000,000           43,192               --
Janus Twenty Fund                     1,855,500,000    1,855,500,000          511,943               --
Janus Worldwide Fund                  1,783,900,000    1,783,900,000          502,186               --
------------------------------------------------------------------------------------------------------
                                     $4,569,400,000   $4,569,400,000   $    1,330,973               --
======================================================================================================
Janus Government Money Market Fund
Janus Twenty Fund                    $  481,400,000   $  481,400,000   $       35,789               --
------------------------------------------------------------------------------------------------------

50  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

A Fund is required to make distributions of any income and gains realized in the prior fiscal year. The tax components of capital shown in the table below represent: (1) distribution requirements the Funds must satisfy under the income tax regulations, (2) losses or deductions the Funds may be able to offset against income and gains realized in future years, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2002 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between October 31, 2003 and October 31, 2010.

Other book to tax differences in 2002 primarily consist of foreign currency contract adjustments. The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

                                                                                   Net Tax AP/DP
                                    Undistributed  Undistributed                    on Foreign       Net Tax
                                       Ordinary      Long-Term      Accumulated      Currency        AP/DP on
                                        Income         Gains      Capital Losses    and Futures    Investments
--------------------------------------------------------------------------------------------------------------
Janus Flexible Income Fund           $    367,026        --        $(72,440,489)   $      1,818   $ 45,446,463
Janus High-Yield Fund                          --        --         (81,290,120)             --    (8,525,221)
Janus Federal Tax-Exempt Fund                  --        --          (5,691,936)             --      3,428,941
Janus Short-Term Bond Fund                     --        --         (11,879,381)             --     10,283,971
Janus Money Market Fund                        --        --                   --             --             --
Janus Government Money Market Fund             --        --                   --             --             --
Janus Tax-Exempt Money Market Fund             --        --                   --             --             --
--------------------------------------------------------------------------------------------------------------
AP/DP  Appreciation/(Depreciation)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of October 31, 2002 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                       Federal Tax        Unrealized        Unrealized
Fund                                       Cost          Appreciation     (Depreciation)
----------------------------------------------------------------------------------------
Janus Flexible Income Fund           $ 1,538,135,968   $    59,502,236   $  (14,055,773)
Janus High-Yield Fund                    605,318,670         5,363,442      (13,888,663)
Janus Federal Tax-Exempt Fund            232,547,111         5,033,853       (1,604,912)
Janus Short-Term Bond Fund               471,561,459        10,832,373         (548,402)
Janus Money Market Fund               13,613,577,665                --                --
Janus Government Money Market Fund     1,894,835,519                --                --
Janus Tax-Exempt Money Market Fund       295,088,284                --                --
----------------------------------------------------------------------------------------

                                        Janus Income Funds  October 31, 2002  51

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to paid-in capital.

                                                    Distributions
                                    --------------------------------------------
                                    From Ordinary  From Long-Term  Tax Return of  Net Investment
Fund                                    Income     Capital Gains      Capital          Loss
------------------------------------------------------------------------------------------------
Janus Flexible Income Fund           $ 70,873,163       --                   --         --
Janus High-Yield Fund                  34,432,323       --                   --         --
Janus Federal Tax-Exempt Fund           5,674,813       --                   --         --
Janus Short-Term Bond Fund             17,744,119       --         $     13,905         --
Janus Money Market Fund               297,001,523       --                   --         --
Janus Government Money Market Fund     32,084,059       --                   --         --
Janus Tax-Exempt Money Market Fund      3,735,848       --                   --         --
------------------------------------------------------------------------------------------------

52  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Janus Investment Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Flexible Income Fund, Janus High-Yield Fund, Janus Federal Tax-Exempt Fund, Janus Short-Term Bond Fund, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund (seven of the portfolios constituting the Janus Investment Fund, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodians and brokers, and the application of alternative procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Denver, Colorado
December 5, 2002

                                        Janus Income Funds  October 31, 2002  53

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1.   PERFORMANCE OVERVIEWS

Performance overview graphs on the previous pages compare the performance of a $10,000 investment in each Fund (from inception) with one or more widely used market indices through October 31, 2002.

When comparing the performance of a Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for each Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULES OF INVESTMENTS

Following the performance overview section is each Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

Funds that invest in foreign securities also provide a summary of investments by country. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated in.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows each Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2B.  FUTURES

A table listing future contracts follows each Fund's Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked to market amount for the last day of the fiscal period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Funds on the last day of the reporting period.

The Funds' assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Funds' liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Funds' net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Funds' net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Funds' income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

54  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The next section reports the expenses and expense offsets incurred by the Funds, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Funds' portfolios. Funds realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Funds' portfolios during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Funds' net assets during the reporting period. Changes in the Funds' net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Funds' net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Funds' investment performance. The Funds' net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Funds' net assets will not be affected. If you compare each Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on each Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Funds through purchases or withdraw via redemptions. The Funds' net assets will increase and decrease in value as investors purchase and redeem shares from the Funds.

The section entitled "Net Assets Consist of" breaks down the components of the Funds' net assets. Because Funds must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Funds' net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate (as applicable).

The first line in the table reflects the Funds' NAV per share at the beginning of the reporting period. The next line reports the Funds' net investment income per share, which comprises dividends and interest income earned on securities held by the Funds. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

The next line reflects the average annual total return reported the last day of the period.

Also included are the Funds' expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the Funds for a number of reasons, including the differences in management fees, the average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Funds' expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income summarizes the income earned divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Funds' portfolios. Portfolio turnover is affected by market conditions, changes in the size of a fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                        Janus Income Funds  October 31, 2002  55

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaudited)

The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders.

Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this report, collectively, these three registered investment companies consisted of 52 series or funds.

The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

TRUSTEES

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*        Chairman and Trustee    6/69-Present    Formerly, President           52            N/A
100 Fillmore Street                                              (1978-2002) and Chief
Denver, CO 80206                                                 Executive Officer (1994-
Age 65                                                           2002) of Janus Capital
                                                                 or Janus Capital
                                                                 Corporation. President
                                                                 and Director (1994-2002)
                                                                 of the Janus Foundation;
                                                                 Chairman and Director
                                                                 (1978-2002) of Janus
                                                                 Capital Corporation and
                                                                 Director (1997- 2001) of
                                                                 Janus Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

William F. McCalpin      Trustee                 6/02-Present    Executive Vice President      52            Founding Director and
100 Fillmore Street                                              and Chief Operating                         Board Chair, Solar
Denver, CO 80206                                                 Officer of The                              Development
Age 45                                                           Rockefeller Brothers                        Foundation; Trustee and
                                                                 Fund (a private family                      Vice President, Asian
                                                                 foundation). Formerly,                      Cultural Council.
                                                                 Director of Investments
                                                                 (1991-1998) of The John
                                                                 D. and Catherine T.
                                                                 MacArthur Foundation (a
                                                                 private family
                                                                 foundation).

John W. McCarter, Jr.    Trustee                 6/02-Present    President and Chief           52            Chairman of the Board,
100 Fillmore Street                                              Executive Officer of The                    Divergence LLC;
Denver, CO 80206                                                 Field Museum of Natural                     Director of A.M. Castle
Age 64                                                           History. Formerly, Senior                   & Co., Harris Insight
                                                                 Vice President (1987-1997)                  Funds, W.W. Grainger,
                                                                 of Booz-Allen & Hamilton,                   Inc.; Trustee of WTTW
                                                                 Inc. (a management                          (Chicago public
                                                                 consulting firm).                           television station),
                                                                                                             the University of
                                                                                                             Chicago and Chicago
                                                                                                             Public Education Fund.

Dennis B. Mullen         Trustee                 2/71-Present    Private Investor. Formerly    52            N/A
100 Fillmore Street                                              (1997-1998) Chief
Denver, CO 80206                                                 Financial Officer - Boston
Age 58                                                           Market Concepts, Boston
                                                                 Chicken, Inc., Golden, CO
                                                                 (a restaurant chain).
------------------------------------------------------------------------------------------------------------------------------------

*The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

56  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees - (continued)
James T. Rothe           Trustee                 1/97-Present    Professor of Business,        52            Director of Optika,
100 Fillmore Street                                              University of Colorado,                     Inc. and NeoCore Corp.
Denver, CO 80206                                                 Colorado Springs, CO.
Age 58                                                           Formerly, Distinguished
                                                                 Visiting Professor of
                                                                 Business (2001-2002),
                                                                 Thunderbird (American
                                                                 Graduate School of
                                                                 International Management),
                                                                 Phoenix, AZ; and Principal
                                                                 (1988-1999) of Phillips-
                                                                 Smith Retail Group,
                                                                 Colorado Springs, CO (a
                                                                 venture capital firm).

William D. Stewart       Trustee                 6/84-Present    Corporate Vice President      52        N/A
100 Fillmore Street                                              and General Manager of MKS
Denver, CO 80206                                                 Instruments - HPS
Age 58                                                           Products, Boulder, CO (a
                                                                 manufacturer of vacuum
                                                                 fittings and valves).

Martin H. Waldinger      Trustee                 8/69-Present    Consultant.                   52        N/A
100 Fillmore Street
Denver, CO 80206
Age 64
------------------------------------------------------------------------------------------------------------------------------------

                                        Janus Income Funds  October 31, 2002  57

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--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaudited) (continued)

OFFICERS

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Funds             Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Sharon S. Pichler**          Executive Vice President              12/94-Present    Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager
Denver, CO 80206             Janus Federal Tax-Exempt Fund
Age 53                       Janus Money Market Fund
                             Janus Tax-Exempt Money Market Fund

Sandy R. Rufenacht, Jr.**    Executive Vice President              12/95-Present    Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager                                  Formerly, Portfolio Manager (1996-
Denver, CO 80206             Janus High-Yield Fund                                  1998) of Janus Flexible Income Fund
Age 37                       Janus Short-Term Bond Fund                             and Assistant Vice President (1996-
                                                                                    1997) of Janus Capital Corporation.

Ronald V. Speaker**          Executive Vice President              7/92-Present     Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager                                  Formerly, Portfolio Manager (1995-1998)
Denver, CO 80206             Janus Flexible Income Fund                             of Janus High-Yield Fund.
Age 37

J. Eric Thorderson**         Executive Vice President              9/99-Present     Vice President of Janus Capital.
100 Fillmore Street          and Portfolio Manager                                  Formerly, Senior Analyst (1996-1999)
Denver, CO 80206             Janus Government Money Market Fund                     for Janus Capital Corporation.
Age 41

Thomas A. Early**            Vice President and General Counsel    3/98-Present     Vice President, General Counsel, Chief
100 Fillmore Street                                                                 Corporate Affairs Officer, Secretary and
Denver, CO 80206                                                                    Interim Director of Janus Capital; Vice
Age 47                                                                              President, General Counsel and Secretary
                                                                                    of Janus Services LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; Vice President, General
                                                                                    Counsel and Director to Janus
                                                                                    International (Asia) Limited and Janus
                                                                                    International Limited; Vice President,
                                                                                    General Counsel and Secretary to Janus
                                                                                    Distributors LLC and the Janus
                                                                                    Foundation; and Director for Janus
                                                                                    Capital Trust Manager Limited, Janus
                                                                                    World Principal Protected Funds and
                                                                                    Janus World Funds. Formerly, Director
                                                                                    (2001) of Janus Distributors, Inc. and
                                                                                    Janus Services, Inc.; Vice President,
                                                                                    General Counsel, Secretary and Director
                                                                                    (2000-2002) of Janus International
                                                                                    Holding, Inc.; Executive Vice President
                                                                                    and General Counsel (1997-1998) of
                                                                                    Prudential Investments Fund Management
                                                                                    LLC; and Vice President and General
                                                                                    Counsel (1994-1997) of Prudential
                                                                                    Retirement Services.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

58  Janus Income Funds  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Anita E. Falicia**           Assistant Treasurer                   2/97-10/02       Vice President of Investment Accounting
100 Fillmore Street          Vice President, Chief Financial       10/02-Present    of Janus Capital. Formerly, Assistant Vice
Denver, CO 80206             Officer, Treasurer and Principal                       President (2000-2002) of Investment
Age 34                       Accounting Officer                                     Accounting of Janus Capital or Janus
                                                                                    Capital Corporation; Director (1999-2000)
                                                                                    of Investment Accounting of Janus
                                                                                    Capital Corporation; and Director
                                                                                    (1997-1999) of Fund Accounting of
                                                                                    Janus Capital Corporation.

Bonnie M. Howe**             Vice President                        12/99-Present    Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital, Janus
Denver, CO 80206                                                                    Distributors LLC and Janus Services LLC.
Age 37                                                                              Formerly, Assistant Vice President
                                                                                    (1997-1999) and Associate Counsel
                                                                                    (1995-1999) for Janus Capital Corporation
                                                                                    and Assistant Vice President (1998-2000)
                                                                                    for Janus Service Corporation.

Kelley Abbott Howes**        Vice President and Secretary          12/99-Present    Vice President of Domestic Funds and
100 Fillmore Street                                                                 Assistant General Counsel to Janus Capital,
Denver, CO 80206                                                                    Vice President and Assistant General
Age 37                                                                              Counsel of Janus Distributors LLC and
                                                                                    Janus Services LLC. Formerly, Assistant
                                                                                    Vice President (1997-1999) of Janus Capital
                                                                                    Corporation; Chief Compliance Officer,
                                                                                    Director and President (1997-1999) of
                                                                                    Janus Distributors, Inc.; and Assistant
                                                                                    Vice President (1998-2000) of Janus
                                                                                    Service Corporation.

David R. Kowalski**          Vice President                        6/02-Present     Vice President and Chief Compliance
100 Fillmore Street                                                                 Officer of Janus Capital and Janus
Denver, CO 80206                                                                    Distributors LLC; and Assistant Vice
Age 45                                                                              President of Janus Services LLC.
                                                                                    Formerly, Senior Vice President and
                                                                                    Director (1985-2000) of Mutual Fund
                                                                                    Compliance for Van Kampen Funds.

-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

                                        Janus Income Funds  October 31, 2002  59

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (unaudited) (continued)

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Loren M. Starr**             President and Chief Executive         9/02-Present     Vice President, Chief Financial Officer
100 Fillmore Street          Officer                                                and Interim Director of Janus Capital;
Denver, CO 80206                                                                    Vice President of Finance, Treasurer and
Age 41                                                                              Chief Financial Officer of Janus Services
                                                                                    LLC and Janus International Limited;
                                                                                    Vice President of Finance, Treasurer
                                                                                    and Chief Financial Officer of Janus
                                                                                    Distributors LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; and Director of Janus
                                                                                    Capital Trust Manager Limited, Janus
                                                                                    World Principal Protected Funds and
                                                                                    Janus World Funds. Formerly, Vice
                                                                                    President of Finance, Treasurer, Chief
                                                                                    Financial Officer (2001-2002) and
                                                                                    Director (2002) for Janus International
                                                                                    Holding, Inc.; Managing Director,
                                                                                    Treasurer and Head of Corporate Finance
                                                                                    and Reporting (1998-2001) for Putnam
                                                                                    Investments; and Senior Vice President of
                                                                                    Financial Planning and Analysis (1996-
                                                                                    1998) for Lehman Brothers, Inc.

Heidi J. Walter**            Vice President                        4/00-Present     Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital and Janus
Denver, CO 80206                                                                    Services LLC. Formerly, Vice President
Age 34                                                                              and Senior Legal Counsel (1995-1999)
                                                                                    for Stein Roe & Farnham, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

60  Janus Income Funds  October 31, 2002

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--------------------------------------------------------------------------------

NOTES

                                        Janus Income Funds  October 31, 2002  61

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                        [LOGO]Janus


                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (11/02)
                                                                111-02-101 12/02

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